UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1.     Shareholder Report.

(a) The Report to Shareholders is attached herewith.

(b) Not applicable.

Annual Report

December 31, 2020

Elfun Funds

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

Elfun Funds

Annual Report

December 31, 2020

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

Elfun Funds

Notes to Performance — December 31, 2020 (Unaudited)

Information on the following performance pages relates to the Elfun Funds.

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index, MSCI® Europe, Australasia, Far East Index (“MSCI® EAFE® Index”), MSCI® All-Country World ex USA Investable Market Index (“MSCI® ACWI ex USA Investable Market Index”), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Municipal Bond Index and 90 Day U.S. T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect the fees, expenses or taxes.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

The MSCI ACWI ex USA Investable Market Index captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 27 Emerging Markets countries.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

The Bloomberg Barclays U.S. Municipal Bond Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The 90 Day U.S. T-Bill is an unmanaged measure/index of the performance of the most recently auctioned 90 Day U.S. Treasury bills (i.e. having a total maturity of 90 days) currently available in the marketplace.

The views, expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

Elfun International Equity Fund

Management’s Discussion of Fund Performance — December 31, 2020 (Unaudited)

The Elfun International Equity Fund (the “Fund”) seeks to provide long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the MSCI EAFE Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 13.31%, and the Index was 7.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

After the COVID-19-driven market plunge early in 2020, the market recovered strongly finishing the year up significantly for the full year. The Fund outperformed the Index during the Reporting Period. In a volatile year, the Fund had eight different industries represented in the top ten stock contributors, a testament to strong stock selection across the research and portfolio management team. Primary drivers of Fund performance relative to the Index during the Reporting Period included the positive impact of technology sector selection and allocation, and outperformance in industrials outside of aerospace; while the Fund’s exposure to aerospace detracted. In technology, the Fund benefitted both from a substantial overweight position as investment technology was the top performing sector in the Index and experienced outperformance within the sector. The Fund had a diverse range of outperforming positions in the sector including semiconductor companies like ASML (Netherlands), TSMC (Taiwan), and Disco (Japan); and electronic equipment producers like Murata (Japan), Keyence (Japan), and Hexagon (Sweden). In industrials, Schneider Electric (France) and Daikin Industries (Japan) were among the leading contributors to relative return during the Reporting Period. Both companies have benefitted from optimism on a recovery from the COVID-19 recession, most notably in China. However, the aerospace segment of industrials detracted as the Fund’s holdings in Safran (France) and Airbus (France) lagged. Both companies have been impacted by the COVID-19 related slowdown in air travel. The Fund has reduced its exposure to the industry by exiting Airbus.

The Fund used futures in order to efficiently manage cash flows due to subscriptions and redemptions during the Reporting Period. The Fund’s use of futures had a negligible impact on Fund performance.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were ASML, LVMH, and Daikin Industries. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Airbus, Suzuki Motors, and ING.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	Elfun International Equity Fund

Elfun International Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period July 1, 2020	$1,000.00	$1,000.00
End of the Period December 31, 2020	$1,232.50	$1,023.08
Expenses Paid During the Period*	$2.30	$2.08

*

Expenses are equal to the Fund’s annualized expense ratio of 0.41%** (for the period July 1, 2020-December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Elfun International Equity Fund	3

Elfun International Equity Fund

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Nestle S.A.	3.68%

Novartis AG	3.32%

Schneider Electric SE	3.28%

Hoya Corp.	3.27%

AIA Group Ltd.	3.12%

ASML Holding N.V.	2.98%

Murata Manufacturing Company Ltd.	2.92%

Roche Holding AG	2.90%

Daikin Industries Ltd.	2.78%

Air Liquide S.A.	2.77%

Country Allocation

Portfolio Composition as a % of Fair Value of $200,537 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the periods ended December 31, 2020

(Inception date: 01/01/88)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun International Equity Fund	13.31%	8.51%	5.55%	$17,163

MSCI EAFE Index	7.82%	7.45%	5.51%	$17,096

(a)	Fair Value basis is inclusive of short-term investments in affiliated money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	Elfun International Equity Fund

Elfun International Equity Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

Elfun International Equity Fund	5

Elfun International Equity Fund

Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Common Stock - 97.7%†
Australia - 1.8%
BHP Group PLC	135,987	3,578,331

Brazil - 1.1%
Itau Unibanco Holding S.A. ADR (a)	362,585	2,208,143

Canada - 1.0%
Brookfield Asset Management Inc., Class A	49,138	2,029,546

China - 1.1%
Alibaba Group Holding Ltd. ADR (a)(b)	9,684	2,253,757

France - 18.7%
Air Liquide S.A.	33,864	5,562,554
AXA S.A.	121,841	2,908,820
BNP Paribas S.A. (b)	71,393	3,765,346
Dassault Systemes SE	11,681	2,374,663
LVMH Moet Hennessy Louis Vuitton SE	8,613	5,384,087
Safran S.A. (b)	33,776	4,791,822
Schneider Electric SE	45,383	6,569,006
Vivendi S.A.	115,318	3,722,147
Worldline S.A. (b)(c)	26,557	2,570,261

		37,648,706

Germany - 5.2%
Adidas AG (a)(b)	8,498	3,097,483
Fresenius SE & Company KGaA	15,230	705,136
HeidelbergCement AG	36,224	2,713,385
SAP SE	29,776	3,906,284

		10,422,288

Hong Kong - 3.1%
AIA Group Ltd.	510,767	6,257,906

Ireland - 1.7%
Kerry Group PLC, Class A	23,120	3,352,184

Japan - 30.0%
Daikin Industries Ltd.	25,100	5,572,105
Disco Corp.	13,000	4,375,515
FANUC Corp.	11,600	2,849,300
Fast Retailing Company Ltd.	6,120	5,481,296
Hoya Corp.	47,452	6,558,575
Kao Corp.	38,500	2,972,008
Keyence Corp.	3,400	1,910,020
Komatsu Ltd.	109,900	2,999,111
Mitsubishi UFJ Financial Group Inc.	355,726	1,571,472

	Number of Shares	Fair Value $
Murata Manufacturing Company Ltd.	64,991	5,866,784
Nidec Corp.	15,373	1,932,699
Recruit Holdings Company Ltd.	96,000	4,017,783
Secom Company Ltd.	27,600	2,544,135
Shimadzu Corp.	106,557	4,138,637
Shiseido Company Ltd.	59,562	4,116,756
Tokio Marine Holdings Inc.	65,998	3,393,069

		60,299,265

Netherlands - 5.8%
ASML Holding N.V.	12,292	5,979,102
ING Groep N.V. (b)	322,951	3,019,316
Koninklijke DSM N.V.	15,929	2,744,182

		11,742,600

Norway - 1.3%
Equinor ASA	152,259	2,577,677

Portugal - 1.0%
Galp Energia SGPS S.A.	196,761	2,107,499

Spain - 1.4%
Industria de Diseno Textil S.A.	89,941	2,865,632

Sweden - 3.0%
Assa Abloy AB, Class B	161,854	3,990,896
Hexagon AB, Class B	21,831	1,993,155

		5,984,051

Switzerland - 10.4%
Givaudan S.A.	256	1,080,242
Nestle S.A.	62,570	7,379,997
Novartis AG	70,320	6,654,526
Roche Holding AG	16,626	5,811,905

		20,926,670

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	159,900	3,016,122

United Kingdom - 9.6%
Ashtead Group PLC	100,759	4,735,241
AstraZeneca PLC	50,670	5,072,846
London Stock Exchange Group PLC	32,090	3,951,396
Prudential PLC	185,605	3,417,509
Vodafone Group PLC	1,275,700	2,108,973

		19,285,965

Total Common Stock (Cost $128,652,384)		196,556,342

See Notes to Schedules of Investments and Notes to Financial Statements.

6	Elfun International Equity Fund

Elfun International Equity Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Short-Term Investments - 2.0%
State Street Institutional Treasury Money Market Fund - Premier Class 0.03% (a)(d)(e)	1,998,676	1,998,676
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (a)(d)(e)	1,981,767	1,981,767

Total Short-Term Investments (Cost $3,980,443)		3,980,443

Total Investments (Cost $132,632,827)		200,536,785

Other Assets and Liabilities, net - 0.3%		662,835

NET ASSETS - 100.0%		201,199,620

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	March 2021	13	$1,354,312	$1,385,020	$30,708

During the period ended December 31, 2020, average notional values related to long and short futures contracts were $1,466,890 and $512,449, respectively.

Notes to Schedule of Investments — December 31, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to $2,570,261 or 1.28% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(d)	Coupon amount represents effective yield.
(e)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.

Abbreviations:

ADR - American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	7

Elfun International Equity Fund

Schedule of Investments, continued — December 31, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun International Equity Fund	Investments in Securities

	Common Stock	$196,556,342	$—	$—	$196,556,342

	Short-Term Investments	3,980,443	—	—	3,980,443

	Total Investments in Securities	$200,536,785	$—	$—	$200,536,785

	Other Financial Instruments

	Long Futures Contracts - Unrealized Appreciation	$30,708	$—	$—	$30,708

The Fund was invested in the following sectors at December 31, 2020 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.75%
Packaged Foods & Meats	5.35%
Diversified Banks	5.27%
Semiconductor Equipment	5.16%
Life & Health Insurance	4.83%
Building Products	4.77%
Electrical Components & Equipment	4.24%
Apparel, Accessories & Luxury Goods	4.23%
Apparel Retail	4.16%
Electronic Equipment & Instruments	4.01%
Personal Products	3.54%
Healthcare Supplies	3.27%
Application Software	3.13%
Electronic Components	2.93%
Industrial Gases	2.77%
Aerospace & Defense	2.39%
Trading Companies & Distributors	2.36%
Integrated Oil & Gas	2.34%
Human Resource & Employment Services	2.00%
Financial Exchanges & Data	1.97%
Specialty Chemicals	1.91%

Sector	Percentage (based on Fair Value)
Movies & Entertainment	1.86%
Diversified Metals & Mining	1.79%
Property & Casualty Insurance	1.69%
Semiconductors	1.50%
Construction Machinery & Heavy Trucks	1.50%
Multi-Line Insurance	1.45%
Industrial Machinery	1.42%
Construction Materials	1.35%
Data Processing & Outsourced Services	1.28%
Security & Alarm Services	1.27%
Internet & Direct Marketing Retail	1.12%
Wireless Telecommunication Services	1.05%
Asset Management & Custody Banks	1.01%
Healthcare Services	0.35%

98.02%

Short-Term Investments
Short-Term Investments	1.98%

1.98%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,100,915	$3,100,915	$15,903,517	$17,005,756	$—	$—	1,998,676	$1,998,676	$10,942
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,096,155	3,096,155	15,890,099	17,004,487	—	—	1,981,767	1,981,767	11,596

TOTAL		$6,197,070	$31,793,616	$34,010,243	$—	$—		$3,980,443	$22,538

See Notes to Schedules of Investments and Notes to Financial Statements.

8	Elfun International Equity Fund

Elfun Trusts

Management’s Discussion of Fund Performance — December 31, 2020 (Unaudited)

The Elfun Trusts (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 25.07%, and the Index was 18.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

After the COVID-19-driven market plunge early in 2020, the market recovered strongly finishing the year up significantly for the full year. The Fund outperformed the Index during the Reporting Period. In a volatile year, the Fund added value in nine of eleven sectors and had eight different industries represented in the top ten stock contributors, a testament to strong stock-picks across the research and portfolio management team. The primary drivers of the outperformance came from stock selection in the consumer discretionary, industrials and financials sectors, while healthcare stock selection detracted from performance. In consumer discretionary, long-time Fund holding Amazon.com was a key beneficiary of pandemic driven lockdowns, which drove an increase in online spending. In addition, the Fund’s holdings in higher quality retailers like Lowes and Ross Stores did well in the market recovery. The Fund also largely avoided the worst-hit consumer segments such as cruise lines. In industrials, the Fund benefitted from positions in quality cyclical names such as United Rentals, Trane Technologies, and Honeywell, while avoiding the hard-hit aerospace segment. Bank stocks were particularly weak during the Reporting Period as they were impacted by falling rates and economic headwinds. The Fund is overweight banks but has exposure to the specialty regional bank First Republic Bank, which significantly outperformed the weak performing major banks. The positive financials attribution was also helped by significant outperformance of holdings in S&P Global and Chubb. In healthcare, Merck and Boston Scientific dragged on performance. Both companies were negatively impacted by COVID-19 as they experienced pandemic related declines across drugs and medical device sales that we would expect to recover as pent-up demand for these products return. Within healthcare, these negatives were offset by a positive contribution from Gilead, which benefited from the COVID-19 treatment Remdesivir.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Amazon.com, Apple, and Microsoft. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Schlumberger, Chevron, and JPMorgan Chase.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Trusts	9

Elfun Trusts

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period July 1, 2020	$1,000.00	$1,000.00
End of the Period December 31, 2020	$1,225.40	$1,024.23
Expenses Paid During the Period*	$1.01	$0.92

*

Expenses are equal to the Fund’s annualized expense ratio of 0.18%** (for the period July 1, 2020-December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

10	Elfun Trusts

Elfun Trusts

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	6.27%

Apple Inc.	5.29%

Amazon.com Inc.	5.12%

Visa Inc., Class A	4.43%

JPMorgan Chase & Co.	4.18%

Alphabet Inc., Class C	4.11%

Facebook Inc., Class A	3.63%

Applied Materials Inc.	3.19%

The Walt Disney Co.	2.94%

Honeywell International Inc.	2.85%

Sector Allocation as of December 31, 2020

Portfolio composition as a % of Fair Value of $3,415,906 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the periods ended December 31, 2020

(Inception date: 5/27/35)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Trusts	25.07%	16.89%	15.33%	$41,649

S&P 500® Index	18.40%	15.22%	13.89%	$36,700

(a)	Fair Value basis is inclusive of short-term investments in affiliated money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Trusts	11

Elfun Trusts

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

12	Elfun Trusts

Elfun Trusts

Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Common Stock - 98.5%†
Apparel Retail - 1.8%
Ross Stores Inc.	509,900	62,620,819

Application Software - 2.0%
salesforce.com Inc. (a)	208,749	46,452,915
Splunk Inc. (a)	138,145	23,469,454

		69,922,369

Biotechnology - 2.7%
Alexion Pharmaceuticals Inc. (a)	246,000	38,435,040
Vertex Pharmaceuticals Inc. (a)	222,942	52,690,112

		91,125,152

Building Products - 1.0%
Trane Technologies PLC	244,500	35,491,620

Cable & Satellite - 1.9%
Charter Communications Inc., Class A (a)	96,500	63,839,575

Construction Materials - 1.1%
Martin Marietta Materials Inc.	132,800	37,711,216

Data Processing & Outsourced Services - 7.2%
Fidelity National Information Services Inc.	430,849	60,947,900
Mastercard Inc., Class A	90,000	32,124,600
Visa Inc., Class A	692,300	151,426,779

		244,499,279

Diversified Banks - 4.2%
JPMorgan Chase & Co.	1,123,421	142,753,106

Electronic Components - 1.6%
Corning Inc.	1,557,400	56,066,400

Financial Exchanges & Data - 3.1%
CME Group Inc.	304,357	55,408,192
S&P Global Inc.	153,600	50,492,928

		105,901,120

Healthcare Equipment - 2.4%
Boston Scientific Corp. (a)	2,283,003	82,073,958

Home Improvement Retail - 2.4%
Lowe’s Companies Inc.	502,749	80,696,242

	Number of Shares	Fair Value $
Industrial Conglomerates - 2.8%
Honeywell International Inc.	457,400	97,288,980

Industrial Gases - 0.3%
Air Products & Chemicals Inc.	37,700	10,300,394

Interactive Media & Services - 9.6%
Alphabet Inc., Class A (a)	35,900	62,919,776
Alphabet Inc., Class C (a)	80,200	140,500,776
Facebook Inc., Class A (a)	454,292	124,094,403

		327,514,955

Internet & Direct Marketing Retail - 5.9%
Alibaba Group Holding Ltd. ADR (a)	114,200	26,577,766
Amazon.com Inc. (a)	53,700	174,897,141

		201,474,907

Managed Healthcare - 2.4%
UnitedHealth Group Inc.	235,156	82,464,506

Movies & Entertainment - 2.9%
The Walt Disney Co. (a)	554,200	100,409,956

Multi-Utilities - 1.1%
Sempra Energy	307,897	39,229,157

Oil & Gas Equipment & Services - 1.1%
Schlumberger N.V.	1,730,000	37,765,900

Oil & Gas Exploration & Production - 1.2%
ConocoPhillips	1,037,500	41,489,625

Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	861,983	50,400,146

Pharmaceuticals - 6.5%
Elanco Animal Health Inc. (a)	2,324,185	71,282,754
Johnson & Johnson	508,000	79,949,040
Merck & Company Inc.	862,576	70,558,717

		221,790,511

Property & Casualty Insurance - 1.6%
Chubb Ltd.	366,100	56,350,112

Regional Banks - 2.5%
First Republic Bank	590,200	86,718,086

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	13

Elfun Trusts

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Semiconductor Equipment - 3.2%
Applied Materials Inc.	1,261,200	108,841,560

Semiconductors - 4.1%
QUALCOMM Inc.	610,700	93,034,038
Texas Instruments Inc.	289,561	47,525,647

		140,559,685

Soft Drinks - 2.5%
PepsiCo Inc.	579,200	85,895,360

Specialized REITs - 1.8%
American Tower Corp.	271,629	60,969,845

Systems Software - 7.5%
Microsoft Corp.	963,035	214,198,245
ServiceNow Inc. (a)	75,670	41,651,038

		255,849,283

Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc.	1,361,200	180,617,628

Trading Companies & Distributors - 2.5%
United Rentals Inc. (a)	361,467	83,827,811

Trucking - 0.8%
Lyft Inc., Class A (a)	555,800	27,306,454

Total Common Stock (Cost $1,670,065,650)		3,369,765,717

	Number of Shares	Fair Value $

Short-Term Investments - 1.4%
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (b)(c)	23,915,719	23,915,719
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (b)(c)	22,224,983	22,224,983

Total Short-Term Investments (Cost $46,140,702)		46,140,702

Total Investments (Cost $1,716,206,352)		3,415,906,419

Other Assets and Liabilities, net - 0.1%		3,858,149

NET ASSETS - 100.0%		3,419,764,568

Notes to Schedule of Investments — December 31, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Investments and Notes to Financial Statements.

14	Elfun Trusts

Elfun Trusts

Schedule of Investments, continued — December 31, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Trusts	Investments in Securities

	Common Stock	$3,369,765,717	$—	$—	$3,369,765,717

	Short-Term Investments	46,140,702	—	—	46,140,702

	Total Investments in Securities	$3,415,906,419	$—	$—	$3,415,906,419

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	42,258,371	$42,258,371	$190,492,759	$208,835,411	$—	$—	23,915,719	$23,915,719	$135,345
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,744,978	40,744,978	190,315,416	208,835,410	—	—	22,224,983	22,224,983	138,904

TOTAL		$83,003,349	$380,808,175	$417,670,821	$—	$—		$46,140,702	$274,249

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	15

Elfun Diversified Fund

Management’s Discussion of Fund Performance — December 31, 2020 (Unaudited)

The Elfun Diversified Fund (the “Fund”) seeks the highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation). The Fund’s benchmarks are the S&P 500 Index, MSCI ACWI ex USA Investable Market Index and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Indices”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 12.23%, and the returns for the S&P 500 Index, the MSCI ACWI ex USA Investable Market Index and the Bloomberg Barclays U.S. Aggregate Bond Index were 18.40%, 11.12% and 7.51%, respectively. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The biggest drivers of the Fund’s performance were its positions in the S&P 500® Index and the MSCI ACWI ex USA Investable Market Index both of which posted strong positive returns for the year. Additionally, investments in fixed income securities also produced positive absolute returns.

The Fund began the year with an overweight to cash and U.S. and international equities offset with an underweight to fixed income. The pandemic induced equity selloff in the latter half of the first quarter resulted in an underweight in the portfolio to both U.S. and International equities and an overweight to fixed income. In March, amid the equity drawdown, the Fund reduced its overweight to cash to increase equity exposure while keeping the underweight to fixed income. The strong rebound in the second quarter resulted in the equity overweight increasing further. A tactical reduction in equity was implemented in May to position the portfolio in line with benchmark weights. Toward the end of the third quarter the reduced the fixed income exposure, opening a modest underweight, while using the proceeds to increase the equity allocation. In November, as the fourth quarter rally gained steam, the Fund further reduced the fixed income exposure increasing the underweight to the asset class while opening an overweight to U.S. equities. The equity markets posted strong returns to close the year, and the Fund finished the year with an overweight to International and U.S. equity, and an underweight to fixed income.

2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of COVID-19 served as the proximate source, but it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the Fund.

In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.

Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting — allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.

16	Elfun Diversified Fund

Elfun Diversified Fund

Management’s Discussion of Fund Performance, continued — December 31, 2020 (Unaudited)

The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and U.S. election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.

Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI ACWI ex USA Investable Market Index posted a gain of 17.22% for the final quarter and was up 11.12% for the Reporting Period.

Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.

The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%.

The Fund used equity and treasury futures, interest rate swaps and other derivatives in order to actively manage equity exposure and duration during the Reporting Period. The Fund’s use of these derivatives contributed to Fund liquidity and exposure management versus utilizing cash instruments only.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Diversified Fund	17

Elfun Diversified Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period July 1, 2020	$1,000.00	$1,000.00
End of the Period December 31, 2020	$1,145.70	$1,023.53
Expenses Paid During the Period*	$1.73	$1.63

*

Expenses are equal to the Fund’s annualized expense ratio of 0.32%** (for the period July 1, 2020-December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

18	Elfun Diversified Fund

Elfun Diversified Fund

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Equity Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Apple Inc.	2.39%

Microsoft Corp.	1.89%

Amazon.com Inc.	1.57%

Facebook Inc., Class A	0.74%

Tesla Inc.	0.60%

Alphabet Inc., Class A	0.59%

Alphabet Inc., Class C	0.57%

Berkshire Hathaway Inc., Class B	0.51%

Johnson & Johnson	0.47%

JPMorgan Chase & Co.	0.44%

Sector Allocation

Portfolio composition as a % of Fair Value of $212,810 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the periods ended December 31, 2020

(Inception date: 01/01/88)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Diversified Fund	12.23%	9.07%	7.45%	$20,522

S&P 500® Index	18.40%	15.22%	13.89%	$36,700

MSCI ACWI ex USA Investable Market Index	11.12%	8.98%	5.05%	$16,374

Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.84%	$14,576

(a)	Fair Value basis is inclusive of short-term investments in money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

(c)	Includes investment in State Street Global Equity ex-U.S. Index Portfolio.

Elfun Diversified Fund	19

Elfun Diversified Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

20	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Domestic Equity - 36.1%†
Common Stock - 36.1%
Advertising - 0.0%*
Omnicom Group Inc. (a)	541	33,742
The Interpublic Group of Companies Inc. (a)	966	22,720

		56,462

Aerospace & Defense - 0.6%
General Dynamics Corp. (a)	568	84,530
Howmet Aerospace Inc. (a)	1,019	29,082
Huntington Ingalls Industries Inc. (a)	97	16,537
L3Harris Technologies Inc. (a)	494	93,376
Lockheed Martin Corp. (a)	590	209,438
Northrop Grumman Corp. (a)	375	114,270
Raytheon Technologies Corp. (a)	3,659	261,655
Teledyne Technologies Inc. (a)(b)	87	34,102
Textron Inc. (a)	498	24,068
The Boeing Co.	1,269	271,642
TransDigm Group Inc. (a)(b)	134	82,926

		1,221,626

Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	750	201,787

Agricultural Products - 0.0%*
Archer-Daniels-Midland Co. (a)	1,375	69,314

Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc. (a)	332	31,165
Expeditors International of Washington Inc. (a)	423	40,231
FedEx Corp. (a)	577	149,801
United Parcel Service Inc., Class B (a)	1,726	290,658

		511,855

Airlines - 0.1%
Alaska Air Group Inc. (a)	321	16,692
American Airlines Group Inc. (a)	1,494	23,560
Delta Air Lines Inc. (a)	1,500	60,315
Southwest Airlines Co. (a)	1,459	68,004
United Airlines Holdings Inc. (a)(b)	736	31,832

		200,403

	Number of Shares	Fair Value $
Alternative Carriers - 0.0%*
CenturyLink Inc. (a)	2,374	23,146

Apparel Retail - 0.2%
L Brands Inc. (a)	587	21,830
Ross Stores Inc. (a)	875	107,459
The Gap Inc. (a)	530	10,701
The TJX Companies Inc. (a)	2,915	199,065

		339,055

Apparel, Accessories & Luxury Goods - 0.1%
Hanesbrands Inc. (a)	810	11,810
PVH Corp. (a)	163	15,304
Ralph Lauren Corp. (a)	113	11,723
Tapestry Inc. (a)	636	19,767
Under Armour Inc., Class A (a)(b)	479	8,224
Under Armour Inc., Class C (a)(b)	482	7,172
VF Corp. (a)	724	61,837

		135,837

Application Software - 0.9%
Adobe Inc. (a)(b)	1,155	577,639
ANSYS Inc. (a)(b)	207	75,307
Autodesk Inc. (a)(b)	533	162,746
Cadence Design Systems Inc. (a)(b)	675	92,090
Citrix Systems Inc. (a)	288	37,469
Intuit Inc. (a)	623	236,646
Paycom Software Inc. (a)(b)	120	54,270
salesforce.com Inc. (a)(b)	2,196	488,676
Synopsys Inc. (a)(b)	367	95,141
Tyler Technologies Inc. (a)(b)	100	43,652

		1,863,636

Asset Management & Custody Banks - 0.3%
Ameriprise Financial Inc. (a)	290	56,356
BlackRock Inc. (a)	339	244,602
Franklin Resources Inc. (a)	592	14,794
Invesco Ltd. (a)	809	14,101
Northern Trust Corp. (a)	477	44,428
State Street Corp. (a)(c)	861	62,663
T Rowe Price Group Inc. (a)	554	83,870
The Bank of New York Mellon Corp. (a)	1,995	84,668

		605,482

Auto Parts & Equipment - 0.0%*
BorgWarner Inc. (a)	639	24,691

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	21

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Automobile Manufacturers - 0.7%
Ford Motor Co. (a)	9,415	82,758
General Motors Co. (a)	3,033	126,294
Tesla Inc. (b)	1,815	1,280,791

		1,489,843

Automotive Retail - 0.1%
Advance Auto Parts Inc. (a)	165	25,989
AutoZone Inc. (a)(b)	57	67,570
CarMax Inc. (a)(b)	403	38,067
O’Reilly Automotive Inc. (a)(b)	170	76,937

		208,563

Biotechnology - 0.7%
AbbVie Inc. (a)	4,248	455,173
Alexion Pharmaceuticals Inc. (a)(b)	530	82,807
Amgen Inc. (a)	1,399	321,658
Biogen Inc. (a)(b)	362	88,639
Gilead Sciences Inc. (a)	2,976	173,382
Incyte Corp. (a)(b)	448	38,967
Regeneron Pharmaceuticals Inc. (a)(b)	250	120,778
Vertex Pharmaceuticals Inc. (a)(b)	634	149,840

		1,431,244

Brewers - 0.0%*
Molson Coors Beverage Co., Class B (a)	481	21,736

Broadcasting - 0.1%
Discovery Inc., Class A (a)(b)	361	10,863
Discovery Inc., Class C (a)(b)	797	20,873
Fox Corp., Class A (a)	897	26,121
Fox Corp., Class B (a)(b)	383	11,061
ViacomCBS Inc., Class B (a)	1,404	52,313

		121,231

Building Products - 0.1%
AO Smith Corp. (a)	300	16,446
Carrier Global Corp. (a)	2,013	75,930
Fortune Brands Home & Security Inc. (a)	333	28,545
Johnson Controls International PLC (a)	1,702	79,296
Masco Corp. (a)	673	36,968

		237,185

	Number of Shares	Fair Value $
Cable & Satellite - 0.4%
Charter Communications Inc., Class A (a)(b)	350	231,542
Comcast Corp., Class A (a)	10,925	572,470
DISH Network Corp., Class A (a)(b)	632	20,439

		824,451

Casinos & Gaming - 0.0%*
Las Vegas Sands Corp. (a)	771	45,952
MGM Resorts International (a)	920	28,989
Wynn Resorts Ltd. (a)	233	26,289

		101,230

Commodity Chemicals - 0.1%
Dow Inc. (a)	1,782	98,901
LyondellBasell Industries N.V., Class A (a)	640	58,662

		157,563

Communications Equipment - 0.3%
Arista Networks Inc. (a)(b)	127	36,902
Cisco Systems Inc. (a)	10,128	453,228
F5 Networks Inc. (a)(b)	144	25,335
Juniper Networks Inc. (a)	845	19,021
Motorola Solutions Inc. (a)	411	69,895

		604,381

Computer & Electronics Retail - 0.0%*
Best Buy Company Inc. (a)	551	54,984

Construction & Engineering - 0.0%*
Jacobs Engineering Group Inc. (a)	308	33,560
Quanta Services Inc. (a)	358	25,783

		59,343

Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (a)	1,287	234,260
Cummins Inc. (a)	364	82,664
PACCAR Inc. (a)	841	72,561
Westinghouse Air Brake Technologies Corp. (a)	399	29,207

		418,692

Construction Materials - 0.0%*
Martin Marietta Materials Inc. (a)	149	42,311
Vulcan Materials Co. (a)	328	48,646

		90,957

See Notes to Schedules of Investments and Notes to Financial Statements.

22	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Consumer Electronics - 0.0%*
Garmin Ltd. (a)	351	42,001

Consumer Finance - 0.2%
American Express Co. (a)	1,540	186,201
Capital One Financial Corp. (a)	1,123	111,009
Discover Financial Services (a)	727	65,815
Synchrony Financial (a)	1,303	45,227

		408,252

Copper - 0.0%*
Freeport-McMoRan Inc. (a)	3,427	89,171

Data Processing & Outsourced Services - 1.6%
Automatic Data Processing Inc. (a)	1,026	180,781
Broadridge Financial Solutions Inc. (a)	285	43,662
Fidelity National Information Services Inc. (a)	1,468	207,663
Fiserv Inc. (a)(b)	1,328	151,206
FleetCor Technologies Inc. (a)(b)	204	55,657
Global Payments Inc. (a)	714	153,810
Jack Henry & Associates Inc. (a)	192	31,102
Mastercard Inc., Class A (a)	2,102	750,288
Paychex Inc. (a)	776	72,308
PayPal Holdings Inc. (a)(b)	2,823	661,147
The Western Union Co. (a)	991	21,743
Visa Inc., Class A (a)	4,055	886,950

		3,216,317

Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (a)	462	36,697
Constellation Brands Inc., Class A (a)	407	89,153

		125,850

Distributors - 0.0%*
Genuine Parts Co. (a)	357	35,853
LKQ Corp. (a)(b)	636	22,413
Pool Corp. (a)	100	37,250

		95,516

Diversified Banks - 1.1%
Bank of America Corp. (a)	18,304	554,794
Citigroup Inc. (a)	5,018	309,410
JPMorgan Chase & Co. (a)	7,291	926,467

	Number of Shares	Fair Value $
U.S. Bancorp (a)	3,232	150,579
Wells Fargo & Co. (a)	9,841	297,002

		2,238,252

Diversified Chemicals - 0.0%*
Eastman Chemical Co. (a)	312	31,287

Diversified Support Services - 0.1%
Cintas Corp. (a)	211	74,580
Copart Inc. (a)(b)	499	63,498

		138,078

Drug Retail - 0.0%*
Walgreens Boots Alliance Inc. (a)	1,701	67,836

Electric Utilities - 0.7%
Alliant Energy Corp. (a)	597	30,764
American Electric Power Company Inc. (a)	1,212	100,923
Duke Energy Corp. (a)	1,758	160,963
Edison International (a)	943	59,239
Entergy Corp. (a)	500	49,920
Evergy Inc. (a)	566	31,419
Eversource Energy (a)	818	70,765
Exelon Corp. (a)	2,310	97,528
FirstEnergy Corp. (a)	1,362	41,691
NextEra Energy Inc. (a)	4,709	363,299
NRG Energy Inc. (a)	555	20,840
Pinnacle West Capital Corp. (a)	273	21,826
PPL Corp. (a)	1,855	52,311
The Southern Co. (a)	2,560	157,261
Xcel Energy Inc. (a)	1,248	83,204

		1,341,953

Electrical Components & Equipment - 0.2%
AMETEK Inc. (a)	540	65,308
Eaton Corporation PLC (a)	947	113,772
Emerson Electric Co. (a)	1,450	116,536
Rockwell Automation Inc. (a)	280	70,227

		365,843

Electronic Components - 0.1%
Amphenol Corp., Class A (a)	723	94,547
Corning Inc. (a)	1,840	66,240

		160,787

Electronic Equipment & Instruments - 0.1%
FLIR Systems Inc. (a)	373	16,349

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	23

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Keysight Technologies Inc. (a)(b)	440	58,120
Vontier Corp. (a)(b)	333	11,122
Zebra Technologies Corp., Class A (a)(b)	134	51,500

		137,091

Electronic Manufacturing Services - 0.0%*
IPG Photonics Corp. (a)(b)	83	18,575

Environmental & Facilities Services - 0.1%
Republic Services Inc. (a)	528	50,847
Rollins Inc. (a)	525	20,512
Waste Management Inc. (a)	923	108,849

		180,208

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc. (a)	501	19,394
Corteva Inc. (a)	1,782	68,999
FMC Corp. (a)	321	36,892
The Mosaic Co. (a)	864	19,881

		145,166

Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc. (a)	274	25,515
CME Group Inc. (a)	857	156,017
Intercontinental Exchange Inc. (a)	1,370	157,947
MarketAxess Holdings Inc. (a)	91	51,921
Moody’s Corp. (a)	384	111,452
MSCI Inc. (a)	203	90,645
Nasdaq Inc. (a)	278	36,902
S&P Global Inc. (a)	575	189,020

		819,419

Food Distributors - 0.0%*
Sysco Corp. (a)	1,228	91,191

Food Retail - 0.0%*
The Kroger Co. (a)	1,881	59,741

Footwear - 0.2%
NIKE Inc., Class B (a)	2,990	422,995

Gas Utilities - 0.0%*
Atmos Energy Corp. (a)	295	28,152

General Merchandise Stores - 0.2%
Dollar General Corp. (a)	580	121,974

	Number of Shares	Fair Value $
Dollar Tree Inc. (a)(b)	546	58,990
Target Corp. (a)	1,185	209,188

		390,152

Gold - 0.1%
Newmont Corp. (a)	1,955	117,085

Health Care REITs - 0.1%
Healthpeak Properties Inc. (a)	1,327	40,115
Ventas Inc. (a)	918	45,019
Welltower Inc. (a)	976	63,069

		148,203

Healthcare Distributors - 0.1%
AmerisourceBergen Corp. (a)	358	34,998
Cardinal Health Inc. (a)	700	37,492
Henry Schein Inc. (a)(b)	364	24,337
McKesson Corp. (a)	389	67,655

		164,482

Healthcare Equipment - 1.1%
Abbott Laboratories (a)	4,265	466,975
ABIOMED Inc. (a)(b)	107	34,689
Baxter International Inc. (a)	1,211	97,171
Becton Dickinson & Co. (a)	684	171,151
Boston Scientific Corp. (a)(b)	3,499	125,789
Danaher Corp. (a)	1,514	336,320
DexCom Inc. (a)(b)	232	85,775
Edwards Lifesciences Corp. (a)(b)	1,484	135,385
Hologic Inc. (a)(b)	651	47,412
IDEXX Laboratories Inc. (a)(b)	208	103,973
Intuitive Surgical Inc. (a)(b)	285	233,159
ResMed Inc. (a)	348	73,971
STERIS PLC (a)	206	39,045
Stryker Corp. (a)	782	191,621
Teleflex Inc. (a)	113	46,508
Varian Medical Systems Inc. (a)(b)	224	39,202
Zimmer Biomet Holdings Inc. (a)	501	77,199

		2,305,345

Healthcare Facilities - 0.1%
HCA Healthcare Inc. (a)	643	105,748
Universal Health Services Inc., Class B (a)	182	25,025

		130,773

See Notes to Schedules of Investments and Notes to Financial Statements.

24	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Healthcare Services - 0.2%
Cigna Corp. (a)	864	179,868
CVS Health Corp. (a)	3,097	211,525
DaVita Inc. (a)(b)	176	20,662
Laboratory Corporation of America Holdings (a)(b)	243	49,463
Quest Diagnostics Inc. (a)	336	40,041

		501,559

Healthcare Supplies - 0.1%
Align Technology Inc. (a)(b)	170	90,845
DENTSPLY SIRONA Inc. (a)	553	28,955
The Cooper Companies Inc. (a)	124	45,052
West Pharmaceutical Services Inc. (a)	182	51,562

		216,414

Healthcare Technology - 0.0%*
Cerner Corp. (a)	737	57,840

Home Building - 0.1%
D.R. Horton Inc. (a)	753	51,897
Lennar Corp., Class A (a)	609	46,424
NVR Inc. (a)(b)	8	32,639
PulteGroup Inc. (a)	599	25,829

		156,789

Home Furnishings - 0.0%*
Leggett & Platt Inc. (a)	294	13,024
Mohawk Industries Inc. (a)(b)	144	20,297

		33,321

Home Improvement Retail - 0.5%
Lowe’s Companies Inc. (a)	1,759	282,337
The Home Depot Inc. (a)	2,572	683,175

		965,512

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc. (a)	1,733	25,354

Hotels, Resorts & Cruise Lines - 0.1%
Carnival Corp. (a)	1,799	38,966
Hilton Worldwide Holdings Inc. (a)	670	74,544
Marriott International Inc., Class A (a)	636	83,901
Norwegian Cruise Line Holdings Ltd. (a)(b)	848	21,565

	Number of Shares	Fair Value $
Royal Caribbean Cruises Ltd. (a)	439	32,789

		251,765

Household Appliances - 0.0%*
Whirlpool Corp. (a)	143	25,810

Household Products - 0.6%
Church & Dwight Company Inc. (a)	555	48,413
Colgate-Palmolive Co. (a)	2,049	175,210
Kimberly-Clark Corp. (a)	828	111,639
The Clorox Co. (a)	305	61,586
The Procter & Gamble Co. (a)	5,929	824,961

		1,221,809

Housewares & Specialties - 0.0%*
Newell Brands Inc. (a)	1,012	21,485

Human Resource & Employment Services - 0.0%*
Robert Half International Inc. (a)	266	16,620

Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (a)	1,061	399,764
Walmart Inc. (a)	3,337	481,028

		880,792

Independent Power Producers & Energy Traders - 0.0%*
The AES Corp. (a)	1,555	36,542

Industrial Conglomerates - 0.5%
3M Co. (a)	1,367	238,938
General Electric Co. (a)	20,886	225,569
Honeywell International Inc. (a)	1,687	358,825
Roper Technologies Inc. (a)	256	110,359

		933,691

Industrial Gases - 0.1%
Air Products & Chemicals Inc. (a)	527	143,987

Industrial Machinery - 0.3%
Dover Corp. (a)	361	45,576
Flowserve Corp. (a)	322	11,866
Fortive Corp. (a)	834	59,064
IDEX Corp. (a)	179	35,657
Illinois Tool Works Inc. (a)	700	142,716
Ingersoll Rand Inc. (a)(b)	859	39,136
Otis Worldwide Corp. (a)	956	64,578
Parker-Hannifin Corp. (a)	311	84,719

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	25

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Snap-on Inc. (a)	129	22,077
Stanley Black & Decker Inc. (a)	381	68,031
Xylem Inc. (a)	443	45,093

		618,513

Industrial REITs - 0.1%
Duke Realty Corp. (a)	880	35,174
Prologis Inc. (a)	1,702	169,621

		204,795

Insurance Brokers - 0.1%
Arthur J Gallagher & Co. (a)	467	57,773
Marsh & McLennan Companies Inc. (a)	1,231	144,027

		201,800

Integrated Oil & Gas - 0.4%
Chevron Corp. (a)	4,630	391,004
Exxon Mobil Corp. (a)	10,173	419,331
Occidental Petroleum Corp. (a)	1,926	33,339

		843,674

Integrated Telecommunication Services - 0.5%
AT&T Inc. (a)	17,187	494,298
Verizon Communications Inc. (a)	9,900	581,625

		1,075,923

Interactive Home Entertainment - 0.2%
Activision Blizzard Inc. (a)	1,872	173,815
Electronic Arts Inc. (a)	687	98,653
Take-Two Interactive Software Inc. (a)(b)	283	58,805

		331,273

Interactive Media & Services - 2.0%
Alphabet Inc., Class A (a)(b)	720	1,261,901
Alphabet Inc., Class C (a)(b)	695	1,217,557
Facebook Inc., Class A (a)(b)	5,758	1,572,855
Twitter Inc. (a)(b)	1,910	103,426

		4,155,739

Internet & Direct Marketing Retail - 1.8%
Amazon.com Inc. (a)(b)	1,023	3,331,839
Booking Holdings Inc. (a)(b)	97	216,045
eBay Inc. (a)	1,550	77,888
Etsy Inc. (a)(b)	300	53,373

	Number of Shares	Fair Value $
Expedia Group Inc. (a)	325	43,030

		3,722,175

Internet Services & Infrastructure - 0.0%*
Akamai Technologies Inc. (a)(b)	391	41,051
VeriSign Inc. (a)(b)	244	52,802

		93,853

Investment Banking & Brokerage - 0.3%
Morgan Stanley (a)	3,419	234,304
Raymond James Financial Inc. (a)	295	28,223
The Charles Schwab Corp. (a)	3,566	189,140
The Goldman Sachs Group Inc. (a)	814	214,660

		666,327

IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A (a)	1,216	99,651
DXC Technology Co. (a)	586	15,090
Gartner Inc. (a)(b)	220	35,242
International Business Machines Corp. (a)	2,130	268,124
Leidos Holdings Inc. (a)	292	30,695

		448,802

Leisure Products - 0.0%*
Hasbro Inc. (a)	305	28,530

Life & Health Insurance - 0.2%
Aflac Inc. (a)	1,614	71,775
Globe Life Inc. (a)	236	22,410
Lincoln National Corp. (a)	484	24,350
MetLife Inc. (a)	1,820	85,449
Principal Financial Group Inc. (a)	574	28,476
Prudential Financial Inc. (a)	961	75,025
Unum Group (a)	557	12,778

		320,263

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc. (a)	747	88,512
Bio-Rad Laboratories Inc., Class A (a)(b)	50	29,147
Illumina Inc. (a)(b)	355	131,350
IQVIA Holdings Inc. (a)(b)	473	84,747
Mettler-Toledo International Inc. (a)(b)	58	66,102
PerkinElmer Inc. (a)	273	39,176

See Notes to Schedules of Investments and Notes to Financial Statements.

26	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Thermo Fisher Scientific Inc. (a)	954	444,354
Waters Corp. (a)(b)	143	35,381

		918,769

Managed Healthcare - 0.6%
Anthem Inc. (a)	595	191,049
Centene Corp. (a)(b)	1,417	85,062
Humana Inc. (a)	321	131,697
UnitedHealth Group Inc. (a)	2,268	795,342

		1,203,150

Metal & Glass Containers - 0.0%*
Ball Corp. (a)	792	73,799

Movies & Entertainment - 0.7%
Live Nation Entertainment Inc. (a)(b)	300	22,044
Netflix Inc. (a)(b)	1,064	575,337
The Walt Disney Co. (a)(b)	4,328	784,147

		1,381,528

Multi-Line Insurance - 0.1%
American International Group Inc. (a)	2,082	78,824
Assurant Inc. (a)	141	19,207
The Hartford Financial Services Group Inc. (a)	858	42,025

		140,056

Multi-Sector Holdings - 0.5%
Berkshire Hathaway Inc., Class B (a)(b)	4,657	1,079,819

Multi-Utilities - 0.3%
Ameren Corp. (a)	617	48,163
CenterPoint Energy Inc. (a)	1,391	30,101
CMS Energy Corp. (a)	710	43,317
Consolidated Edison Inc. (a)	779	56,298
Dominion Energy Inc. (a)	1,946	146,339
DTE Energy Co. (a)	455	55,242
NiSource Inc. (a)	992	22,757
Public Service Enterprise Group Inc. (a)	1,208	70,426
Sempra Energy (a)	701	89,315
WEC Energy Group Inc. (a)	764	70,311

		632,269

Office REITs - 0.1%
Alexandria Real Estate Equities Inc. (a)	282	50,258

	Number of Shares	Fair Value $
Boston Properties Inc. (a)	355	33,558
SL Green Realty Corp. (a)	166	9,891
Vornado Realty Trust (a)	427	15,944

		109,651

Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,615	33,673
Halliburton Co. (a)	2,163	40,881
NOV Inc. (a)	1,105	15,172
Schlumberger N.V. (a)	3,350	73,130

		162,856

Oil & Gas Exploration & Production - 0.2%
Apache Corp. (a)	921	13,069
Cabot Oil & Gas Corp. (a)	998	16,247
Concho Resources Inc. (a)	465	27,133
ConocoPhillips (a)	2,546	101,814
Devon Energy Corp. (a)	934	14,767
Diamondback Energy Inc. (a)	430	20,812
EOG Resources Inc. (a)	1,391	69,369
Hess Corp. (a)	635	33,522
Marathon Oil Corp. (a)	2,199	14,667
Pioneer Natural Resources Co. (a)	413	47,037

		358,437

Oil & Gas Refining & Marketing - 0.1%
HollyFrontier Corp. (a)	360	9,306
Marathon Petroleum Corp. (a)	1,568	64,852
Phillips 66 (a)	1,061	74,206
Valero Energy Corp. (a)	952	53,855

		202,219

Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (a)	4,704	64,304
ONEOK Inc. (a)	1,030	39,531
The Williams Companies Inc. (a)	2,931	58,767

		162,602

Packaged Foods & Meats - 0.3%
Campbell Soup Co. (a)	441	21,322
Conagra Brands Inc. (a)	1,226	44,455
General Mills Inc. (a)	1,464	86,083
Hormel Foods Corp. (a)	717	33,419
Kellogg Co. (a)	613	38,147
Lamb Weston Holdings Inc. (a)	340	26,772
McCormick & Company Inc. (a)	584	55,830

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	27

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Mondelez International Inc., Class A (a)	3,378	197,512
The Hershey Co. (a)	341	51,945
The JM Smucker Co. (a)	284	32,830
The Kraft Heinz Co. (a)	1,563	54,174
Tyson Foods Inc., Class A (a)	707	45,559

		688,048

Paper Packaging - 0.1%
Avery Dennison Corp. (a)	190	29,471
International Paper Co. (a)	899	44,698
Packaging Corporation of America (a)	222	30,616
Sealed Air Corp. (a)	364	16,668
WestRock Co. (a)	616	26,814

		148,267

Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A (a)	548	145,872

Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co. (a)	5,397	334,776
Catalent Inc. (a)(b)	400	41,628
Eli Lilly & Co. (a)	1,901	320,965
Johnson & Johnson (a)	6,298	991,179
Merck & Company Inc. (a)	6,072	496,690
Pfizer Inc. (a)	13,361	491,818
Viatris Inc. (b)	2,887	54,102
Zoetis Inc. (a)	1,137	188,174

		2,919,332

Property & Casualty Insurance - 0.3%
Chubb Ltd. (a)	1,078	165,926
Cincinnati Financial Corp. (a)	364	31,803
Loews Corp. (a)	611	27,507
The Allstate Corp.	712	78,270
The Progressive Corp. (a)	1,395	137,937
The Travelers Companies Inc. (a)	621	87,170
WR Berkley Corp. (a)	300	19,926

		548,539

Publishing - 0.0%*
News Corp., Class A (a)	1,011	18,168
News Corp., Class B (a)	142	2,523

		20,691

	Number of Shares	Fair Value $
Railroads - 0.3%
CSX Corp. (a)	1,860	168,795
Kansas City Southern (a)	222	45,317
Norfolk Southern Corp. (a)	603	143,279
Union Pacific Corp. (a)	1,619	337,108

		694,499

Real Estate Services - 0.0%*
CBRE Group Inc., Class A (a)(b)	809	50,740

Regional Banks - 0.3%
Citizens Financial Group Inc. (a)	1,001	35,796
Comerica Inc. (a)	366	20,445
Fifth Third Bancorp (a)	1,752	48,303
First Republic Bank (a)	423	62,151
Huntington Bancshares Inc. (a)	2,416	30,514
KeyCorp (a)	2,372	38,924
M&T Bank Corp. (a)	299	38,063
People’s United Financial Inc. (a)	1,150	14,869
Regions Financial Corp. (a)	2,397	38,640
SVB Financial Group (a)(b)	125	48,479
The PNC Financial Services Group Inc. (a)	1,031	153,619
Truist Financial Corp. (a)	3,177	152,273
Zions Bancorp NA (a)	352	15,291

		697,367

Research & Consulting Services - 0.1%
Equifax Inc. (a)	304	58,623
Nielsen Holdings PLC (a)	801	16,717
Verisk Analytics Inc. (a)	395	81,998

		157,338

Residential REITs - 0.1%
AvalonBay Communities Inc. (a)	316	50,696
Equity Residential (a)	824	48,847
Essex Property Trust Inc. (a)	165	39,174
Mid-America Apartment Communities Inc. (a)	283	35,853
UDR Inc. (a)	717	27,554

		202,124

Restaurants - 0.5%
Chipotle Mexican Grill Inc. (a)(b)	69	95,683

See Notes to Schedules of Investments and Notes to Financial Statements.

28	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Darden Restaurants Inc. (a)	313	37,285
Domino’s Pizza Inc. (a)	100	38,346
McDonald’s Corp. (a)	1,792	384,527
Starbucks Corp. (a)	2,788	298,260
Yum! Brands Inc. (a)	729	79,140

		933,241

Retail REITs - 0.1%
Federal Realty Investment Trust (a)	177	15,066
Kimco Realty Corp. (a)	1,110	16,661
Realty Income Corp. (a)	861	53,529
Regency Centers Corp. (a)	400	18,236
Simon Property Group Inc. (a)	764	65,154

		168,646

Semiconductor Equipment - 0.2%
Applied Materials Inc. (a)	2,162	186,580
KLA Corp. (a)	381	98,645
Lam Research Corp. (a)	344	162,461
Teradyne Inc. (a)	400	47,956

		495,642

Semiconductors - 1.7%
Advanced Micro Devices Inc. (a)(b)	2,865	262,749
Analog Devices Inc. (a)	602	88,933
Broadcom Inc. (a)	970	424,714
Intel Corp. (a)	9,880	492,222
Maxim Integrated Products Inc. (a)	1,116	98,933
Microchip Technology Inc. (a)	644	88,943
Micron Technology Inc. (a)(b)	2,612	196,370
NVIDIA Corp. (a)	1,480	772,856
Qorvo Inc. (a)(b)	288	47,886
QUALCOMM Inc. (a)	2,720	414,365
Skyworks Solutions Inc. (a)	404	61,764
Texas Instruments Inc. (a)	2,199	360,922
Xilinx Inc. (a)	591	83,786

		3,394,443

Soft Drinks - 0.5%
Monster Beverage Corp. (a)(b)	877	81,105
PepsiCo Inc. (a)	3,326	493,246
The Coca-Cola Co. (a)	9,233	506,337

		1,080,688

	Number of Shares	Fair Value $
Specialized REITs - 0.5%
American Tower Corp. (a)	1,052	236,132
Crown Castle International Corp. (a)	1,016	161,737
Digital Realty Trust Inc. (a)	649	90,542
Equinix Inc. (a)	216	154,263
Extra Space Storage Inc. (a)	320	37,075
Iron Mountain Inc. (a)	705	20,783
Public Storage (a)	369	85,213
SBA Communications Corp. (a)	273	77,022
Weyerhaeuser Co. (a)	1,783	59,784

		922,551

Specialty Chemicals - 0.3%
Albemarle Corp. (a)	252	37,175
Celanese Corp. (a)	295	38,332
DuPont de Nemours Inc. (a)	1,782	126,718
Ecolab Inc. (a)	591	127,869
International Flavors & Fragrances Inc. (a)	259	28,190
PPG Industries Inc. (a)	571	82,350
The Sherwin-Williams Co. (a)	195	143,307

		583,941

Specialty Stores - 0.1%
Tiffany & Co. (a)	258	33,914
Tractor Supply Co. (a)	285	40,065
Ulta Beauty Inc. (a)(b)	135	38,767

		112,746

Steel - 0.0%*
Nucor Corp. (a)	736	39,148

Systems Software - 2.3%
Fortinet Inc. (a)(b)	327	48,569
Microsoft Corp. (a)	18,130	4,032,475
Nortonlifelock Inc. (a)	1,323	27,492
Oracle Corp. (a)	4,509	291,687
ServiceNow Inc. (a)(b)	468	257,601

		4,657,824

Technology Distributors - 0.0%*
CDW Corp. (a)	359	47,313

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc. (a)	38,331	5,086,140
Hewlett Packard Enterprise Co. (a)	3,163	37,482
HP Inc. (a)	3,279	80,631

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	29

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

NetApp Inc. (a)	567	37,558
Western Digital Corp. (a)	744	41,210
Xerox Holdings Corp. (a)	496	11,502

		5,294,523

Tobacco - 0.2%
Altria Group Inc. (a)	4,463	182,983
Philip Morris International Inc. (a)	3,728	308,641

		491,624

Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,387	67,727
United Rentals Inc. (a)(b)	174	40,353
WW Grainger Inc. (a)	106	43,284

		151,364

Trucking - 0.0%*
JB Hunt Transport Services Inc. (a)	207	28,287
Old Dominion Freight Line Inc. (a)	239	46,648

		74,935

Water Utilities - 0.0%*
American Water Works Company Inc. (a)	435	66,759

Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)(b)	1,395	188,116

Total Common Stock (Cost $48,406,804)		74,156,851

Preferred Stock - 0.0%*
Diversified Banks - 0.0%*
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (d)	1,469	39,443

Total Preferred Stock (Cost $36,725)		39,443

Total Domestic Equity (Cost $48,443,529)		74,196,294

Foreign Equity - 0.9%
Common Stock - 0.9%
Auto Parts & Equipment - 0.0%*
Aptiv PLC (a)	657	85,601

	Number of Shares	Fair Value $
Building Products - 0.1%
Allegion PLC (a)	227	26,418
Trane Technologies PLC (a)	580	84,193

		110,611

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd. (a)	805	97,461

Healthcare Equipment - 0.2%
Medtronic PLC (a)	3,226	377,894

Industrial Gases - 0.2%
Linde PLC (a)	1,261	332,286

Industrial Machinery - 0.0%*
Pentair PLC (a)	418	22,192

Insurance Brokers - 0.1%
Aon PLC, Class A (a)	410	86,621
Willis Towers Watson PLC (a)	472	99,441

		186,062

IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (a)	1,524	398,084

Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC (a)	1,206	11,336

Paper Packaging - 0.0%*
Amcor PLC (a)	3,685	43,372

Pharmaceuticals - 0.0%*
Perrigo Company PLC (a)	320	14,310

Reinsurance - 0.0%*
Everest Re Group Ltd. (a)	94	22,004

Research & Consulting Services - 0.0%*
IHS Markit Ltd. (a)	923	82,913

Technology Hardware, Storage & Peripherals - 0.0%*
Seagate Technology PLC (a)	548	34,064

Total Foreign Equity (Cost $1,168,688)		1,818,190

See Notes to Schedules of Investments and Notes to Financial Statements.

30	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Bonds and Notes - 34.9%
U.S. Treasuries - 4.9%
U.S. Treasury Bonds
1.25% 05/15/50	155,000	140,687
2.25% 08/15/46	556,000	635,056
3.00% 08/15/48	1,446,600	1,904,087
3.75% 08/15/41	183,300	260,429
U.S. Treasury Notes
0.25% 07/31/25	463,200	461,825
0.38% 07/31/27	4,193,700	4,138,003
0.63% 08/15/30	318,900	310,977
1.25% 03/31/21	2,140,000	2,145,768

		9,996,832

Agency Mortgage Backed - 9.6%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	2,371,755	2,530,834
4.50% 06/01/33 - 02/01/35	1,917	2,152
5.00% 07/01/35	11,191	13,000
5.50% 01/01/38 - 04/01/39	20,814	24,544
6.00% 06/01/33 - 11/01/37	53,066	61,938
6.50% 11/01/28	638	727
7.00% 06/01/29 - 08/01/36	11,589	13,791
7.50% 09/01/33	1,028	1,166
8.00% 07/01/26 - 11/01/30	1,417	1,627
8.50% 04/01/30	3,766	4,834
Federal National Mortgage Assoc.
3.00% 03/01/50	502,954	527,539
3.50% 08/01/45 - 01/01/48	2,032,040	2,207,348
4.00% 01/01/41 - 01/01/50	1,263,780	1,371,302
4.50% 07/01/33 - 12/01/48	571,839	632,510
5.00% 03/01/34 - 05/01/39	36,109	41,468
5.50% 07/01/33 - 01/01/39	78,848	91,741
6.00% 02/01/29 - 05/01/41	259,462	303,253
6.50% 10/01/28 - 08/01/36	7,305	8,216
7.00% 05/01/33 - 12/01/33	513	572

	Principal Amount ($)	Fair Value $
7.50% 12/01/26 - 03/01/33	3,723	4,314
8.00% 06/01/24 - 12/01/30	3,254	3,365
9.00% 12/01/22	84	85
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85% 09/25/46 (d)(e)	700,348	158,615
Federal National Mortgage Assoc.
2.00% TBA (f)	3,649,266	3,809,587
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45	2,618,564	2,793,286
3.50% 08/20/48	596,878	638,753
4.00% 01/20/41 - 04/20/43	205,187	226,900
4.50% 08/15/33 - 03/20/41	84,603	95,089
5.00% 08/15/33	4,429	4,918
6.00% 07/15/33 - 04/15/34	5,249	6,100
6.50% 04/15/28 - 07/15/36	8,429	9,702
7.00% 04/15/28 - 10/15/36	3,302	3,735
7.50% 07/15/23 - 04/15/28	5,286	5,563
8.00% 05/15/30	154	169
9.00% 12/15/21	15	15
2.50% TBA (f)	3,958,243	4,188,811

		19,787,569

Agency Collateralized Mortgage Obligations - 0.3%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (d)(e)	107,943	344
2.51% 07/25/29	224,000	248,787
4.05% 09/25/28 (d)	71,000	85,875
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (e)	19,053	618
5.50% 06/15/33 (e)	3,872	668
7.50% 07/15/27 (e)	3,430	550
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.99% 10/15/42 (d)(e)	544,194	93,754

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	31

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.44% 08/15/25 (d)(e)	5,810	139
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (g)(h)	142	136
8.00% 02/01/23 - 07/01/24 (e)	365	35
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35% 04/01/37 (d)	437	447
Federal National Mortgage Assoc. REMIC
1.10% 12/25/42 (d)(e)	23,231	833
5.00% 09/25/40 (e)	12,439	1,410
1,008.00% 05/25/22 (e)	—	1
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85% 07/25/38 (d)(e)	5,821	1,053
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.40% 11/25/41 (d)(e)	835,114	185,524
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (e)	8,752	1,188
5.00% 03/25/38 - 05/25/38 (e)	5,349	938
5.50% 12/25/33 (e)	1,885	303
6.00% 01/25/35 (e)	5,087	959
7.50% 11/25/23 (e)	2,387	177
8.00% 08/25/23 - 07/25/24 (e)	661	69
8.50% 07/25/22 (e)	19	1
8.50% 07/25/22 (e)**	1	—
9.00% 05/25/22 (e)**	16	—
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (e)	654	2

		623,811

Asset Backed - 0.7%
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24	126,000	128,599

	Principal Amount ($)	Fair Value $
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (i)	100,000	101,013
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (i)	137,000	142,938
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	301,000	302,328
Nissan Auto Lease Trust 2019-A
2.76% 03/15/22	64,613	64,986
Santander Retail Auto Lease Trust 2019-B
2.30% 01/20/23 (i)	386,000	393,099
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (i)	100,000	101,426
Trillium Credit Card Trust II
3.04% 01/26/24 (i)	137,000	137,244

		1,371,633

Corporate Notes - 15.7%
3M Co.
3.13% 09/19/46	41,000	45,848
Abbott Laboratories
3.75% 11/30/26	21,000	24,598
4.90% 11/30/46	17,000	25,108
AbbVie Inc.
2.60% 11/21/24	45,000	48,231
2.95% 11/21/26	30,000	33,222
3.20% 05/14/26 - 11/21/29	71,000	79,483
3.25% 10/01/22	26,000	27,081
3.45% 03/15/22	57,000	58,757
4.05% 11/21/39	25,000	30,231
4.25% 11/21/49	29,000	36,476
4.63% 10/01/42	5,000	6,356
4.70% 05/14/45	8,000	10,436
4.88% 11/14/48	9,000	12,238
5.00% 12/15/21	62,000	63,964
Advance Auto Parts Inc.
3.90% 04/15/30	92,000	105,990
Aetna Inc.
3.50% 11/15/24	27,000	29,651
Aircastle Ltd.
4.25% 06/15/26	31,000	32,840
Albemarle Wodgina Pty Ltd.
3.45% 11/15/29	40,000	42,648

See Notes to Schedules of Investments and Notes to Financial Statements.

32	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Alexandria Real Estate Equities Inc.
1.88% 02/01/33	25,000	24,917
4.70% 07/01/30	16,000	19,863
Alibaba Group Holding Ltd.
3.40% 12/06/27	250,000	279,857
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (i)	36,000	37,174
2.95% 01/25/30 (i)	27,000	29,473
3.80% 01/25/50 (i)	34,000	40,150
Ally Financial Inc.
5.75% 11/20/25	28,000	32,571
Alphabet Inc.
1.10% 08/15/30	75,000	73,734
Altria Group Inc.
2.95% 05/02/23	17,000	17,929
3.40% 05/06/30	60,000	67,051
3.80% 02/14/24	16,000	17,477
4.25% 08/09/42	4,000	4,458
4.45% 05/06/50	15,000	17,732
4.50% 05/02/43	15,000	17,384
4.80% 02/14/29	33,000	39,568
Amazon.com Inc.
1.50% 06/03/30	16,000	16,291
2.50% 06/03/50	70,000	72,540
2.70% 06/03/60	20,000	21,366
3.15% 08/22/27	14,000	15,926
4.05% 08/22/47	11,000	14,533
4.25% 08/22/57	9,000	12,756
Ameren Corp.
2.50% 09/15/24	65,000	69,278
3.65% 02/15/26	16,000	18,055
American Campus Communities Operating Partnership LP
4.13% 07/01/24	14,000	15,296
American Electric Power Company Inc.
3.25% 03/01/50	15,000	16,056
American Electric Power Company Inc.
2.30% 03/01/30	20,000	20,881
American Express Co.
3.00% 10/30/24	143,000	156,032
American International Group Inc.
4.25% 03/15/29	23,000	27,623
4.50% 07/16/44	28,000	35,818
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (d)	6,000	6,904

	Principal Amount ($)	Fair Value $
American Tower Corp.
1.50% 01/31/28	73,000	73,471
2.90% 01/15/30	24,000	26,167
3.70% 10/15/49	14,000	15,866
3.80% 08/15/29	55,000	63,858
American Water Capital Corp.
2.95% 09/01/27	26,000	28,664
Amgen Inc.
3.15% 02/21/40	41,000	44,722
3.38% 02/21/50	9,000	10,045
4.56% 06/15/48	20,000	26,324
4.66% 06/15/51	9,000	12,220
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26	63,000	71,256
4.70% 02/01/36	15,000	19,015
4.90% 02/01/46	58,000	75,363
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	29,000	33,606
4.00% 04/13/28	12,000	14,134
4.35% 06/01/40	48,000	58,764
4.38% 04/15/38	38,000	46,920
4.60% 04/15/48	30,000	37,837
4.75% 04/15/58	16,000	21,036
5.55% 01/23/49	48,000	68,079
Anthem Inc.
2.88% 09/15/29	14,000	15,522
3.30% 01/15/23	23,000	24,345
3.70% 09/15/49	14,000	16,689
Apollo Management Holdings LP
2.65% 06/05/30 (i)	97,000	99,078
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (d)(i)	35,000	35,704
Apple Inc.
2.20% 09/11/29	28,000	30,244
2.95% 09/11/49	20,000	22,419
3.35% 02/09/27	16,000	18,214
3.45% 02/09/45	42,000	50,937
3.85% 08/04/46	38,000	48,871
Applied Materials Inc.
4.35% 04/01/47	20,000	27,718
Aptiv PLC
4.40% 10/01/46	17,000	18,500

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	33

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Archer-Daniels-Midland Co.
2.50% 08/11/26	19,000	20,724
Ares Capital Corp.
3.25% 07/15/25	138,000	146,023
Ascension Health
4.85% 11/15/53	13,000	19,323
AstraZeneca PLC
4.00% 01/17/29	14,000	16,706
4.38% 08/17/48	10,000	13,444
AT&T Inc.
2.30% 06/01/27	90,000	95,894
2.75% 06/01/31	59,000	63,045
3.30% 02/01/52	29,000	28,774
3.85% 06/01/60	100,000	105,353
4.35% 03/01/29	64,000	76,331
4.45% 04/01/24	19,000	21,210
4.50% 05/15/35	31,000	37,559
4.55% 03/09/49	17,000	20,286
4.75% 05/15/46	15,000	18,474
4.80% 06/15/44	20,000	24,841
4.85% 03/01/39	35,000	43,391
5.15% 11/15/46	5,000	6,457
5.25% 03/01/37	20,000	25,897
5.35% 12/15/43	30,000	38,159
5.45% 03/01/47	37,000	49,914
Athene Holding Ltd.
4.13% 01/12/28	22,000	24,484
6.15% 04/03/30	41,000	50,890
Avangrid Inc.
3.15% 12/01/24	37,000	40,334
Avery Dennison Corp.
2.65% 04/30/30	13,000	13,974
Bank of America Corp.
3.25% 10/21/27	46,000	51,514
3.95% 04/21/25	27,000	30,423
4.18% 11/25/27	39,000	45,242
4.25% 10/22/26	44,000	51,509
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (d)	268,000	286,814
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (d)	125,000	137,332
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (d)	62,000	69,935

	Principal Amount ($)	Fair Value $
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (d)	69,000	77,931
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (d)	53,000	60,436
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (d)	17,000	21,140
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (d)	39,000	48,158
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (d)	30,000	35,702
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (d)	55,000	56,477
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (d)	33,000	43,690
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (d)	49,000	53,717
Barrick North America Finance LLC
5.70% 05/30/41	4,000	5,764
BAT Capital Corp.
2.26% 03/25/28	20,000	20,683
2.73% 03/25/31	43,000	44,515

See Notes to Schedules of Investments and Notes to Financial Statements.

34	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

3.56% 08/15/27	27,000	30,101
3.73% 09/25/40	25,000	26,150
3.98% 09/25/50	43,000	44,766
4.39% 08/15/37	30,000	33,574
4.54% 08/15/47	20,000	22,207
4.70% 04/02/27	122,000	143,854
4.91% 04/02/30	28,000	33,814
BAT International Finance PLC
1.67% 03/25/26	20,000	20,506
Baxter International Inc.
3.95% 04/01/30 (i)	10,000	11,949
Becton Dickinson and Co.
2.89% 06/06/22	25,000	25,804
3.70% 06/06/27	29,000	33,177
3.73% 12/15/24	3,000	3,323
4.67% 06/06/47	5,000	6,548
4.69% 12/15/44	4,000	5,165
Berkshire Hathaway Energy Co.
3.25% 04/15/28	16,000	18,249
3.70% 07/15/30 (i)	30,000	35,527
3.80% 07/15/48	14,000	16,741
4.25% 10/15/50 (i)	22,000	28,382
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	26,000	26,345
2.85% 10/15/50	30,000	32,175
4.25% 01/15/49	42,000	55,645
Berkshire Hathaway Inc.
4.50% 02/11/43	6,000	8,147
Berry Global Inc.
4.88% 07/15/26 (i)	59,000	63,345
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	5,000	7,347
Biogen Inc.
2.25% 05/01/30	12,000	12,486
3.15% 05/01/50	5,000	5,164
Block Financial LLC
3.88% 08/15/30	15,000	16,187
Boardwalk Pipelines LP
4.80% 05/03/29	26,000	29,770
Boston Scientific Corp.
4.70% 03/01/49	12,000	16,370
BP Capital Markets America Inc.
3.00% 02/24/50	30,000	30,866
3.02% 01/16/27	53,000	58,573
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (d)	44,000	46,909

	Principal Amount ($)	Fair Value $
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	44,000	48,893
Brighthouse Financial Inc.
3.70% 06/22/27	3,000	3,261
Bristol-Myers Squibb Co.
2.35% 11/13/40	16,000	16,377
2.55% 11/13/50	24,000	24,526
3.20% 06/15/26	39,000	43,882
3.40% 07/26/29	24,000	27,899
3.45% 11/15/27	4,000	4,608
4.13% 06/15/39	21,000	26,922
4.25% 10/26/49	21,000	28,330
4.35% 11/15/47	5,000	6,730
4.55% 02/20/48	8,000	11,102
Brixmor Operating Partnership LP
3.90% 03/15/27	12,000	13,347
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65% 01/15/23	7,000	7,288
3.13% 01/15/25	8,000	8,649
3.88% 01/15/27	16,000	17,950
Broadcom Inc.
3.15% 11/15/25	50,000	54,602
4.15% 11/15/30	87,000	100,597
4.30% 11/15/32	23,000	27,261
Brown-Forman Corp.
4.00% 04/15/38	5,000	6,187
Bunge Limited Finance Corp.
3.75% 09/25/27	9,000	10,292
Burlington Northern Santa Fe LLC
4.15% 12/15/48	22,000	29,287
4.55% 09/01/44	35,000	47,598
Cameron LNG LLC
3.30% 01/15/35 (i)	13,000	14,628
Canadian Natural Resources Ltd.
3.85% 06/01/27	23,000	25,840
4.95% 06/01/47	6,000	7,566
Cantor Fitzgerald LP
4.88% 05/01/24 (i)	66,000	73,374
Capital One Financial Corp.
3.75% 07/28/26	41,000	46,362
Cardinal Health Inc.
2.62% 06/15/22	10,000	10,295
3.08% 06/15/24	8,000	8,604

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	35

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Carrier Global Corp.
2.72% 02/15/30	25,000	26,726
3.38% 04/05/40	20,000	21,930
3.58% 04/05/50	25,000	27,962
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50	76,000	89,222
3.80% 08/15/42	6,000	7,569
Centene Corp.
3.38% 02/15/30	35,000	36,814
4.25% 12/15/27	112,000	119,207
5.38% 08/15/26 (i)	174,000	183,986
CenterPoint Energy Inc.
2.50% 09/01/22	62,000	64,092
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46% 07/23/22	87,000	91,701
4.80% 03/01/50	14,000	16,628
4.91% 07/23/25	26,000	30,185
5.05% 03/30/29	47,000	56,964
5.75% 04/01/48	26,000	33,979
6.38% 10/23/35	5,000	6,856
6.48% 10/23/45	7,000	9,887
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	105,000	122,186
Chevron Corp.
1.55% 05/11/25	11,000	11,450
2.24% 05/11/30	28,000	30,024
2.98% 05/11/40	20,000	22,161
3.08% 05/11/50	35,000	39,073
Choice Hotels International Inc.
3.70% 01/15/31	30,000	33,144
Chubb INA Holdings Inc.
1.38% 09/15/30	170,000	169,434
4.35% 11/03/45	16,000	21,657
Cigna Corp.
2.40% 03/15/30	25,000	26,607
3.25% 04/15/25	19,000	20,875
3.40% 09/17/21 - 03/15/50	43,000	46,547
3.75% 07/15/23	12,000	12,961
3.88% 10/15/47	9,000	10,674
4.13% 11/15/25	34,000	39,114
4.38% 10/15/28	14,000	16,903
4.80% 08/15/38	12,000	15,605
4.90% 12/15/48	7,000	9,616
Cisco Systems Inc.
5.90% 02/15/39	16,000	24,534

	Principal Amount ($)	Fair Value $
Citigroup Inc.
4.40% 06/10/25	183,000	209,786
4.45% 09/29/27	27,000	31,889
4.65% 07/23/48	36,000	49,626
4.75% 05/18/46	18,000	23,897
5.50% 09/13/25	72,000	86,590
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68% 05/15/24 (d)	130,000	134,009
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (d)	136,000	141,163
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	77,000	84,812
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (d)	15,000	17,957
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (d)	55,000	56,490
CME Group Inc.
3.75% 06/15/28	17,000	20,176
CMS Energy Corp.
4.88% 03/01/44	34,000	45,095
CNA Financial Corp.
3.45% 08/15/27	11,000	12,452
3.90% 05/01/29	26,000	30,861
CNH Industrial Capital LLC
1.95% 07/02/23	45,000	46,393
4.88% 04/01/21	20,000	20,193
CNOOC Petroleum North America ULC
6.40% 05/15/37	8,000	11,009
Comcast Corp.
2.65% 08/15/62	35,000	35,012
2.80% 01/15/51	25,000	26,039
3.10% 04/01/25	15,000	16,497
3.20% 07/15/36	23,000	26,062
3.25% 11/01/39	41,000	46,349
3.38% 08/15/25	108,000	120,499
3.45% 02/01/50	20,000	23,495

See Notes to Schedules of Investments and Notes to Financial Statements.

36	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

3.97% 11/01/47	62,000	77,569
4.15% 10/15/28	34,000	40,777
4.60% 08/15/45	16,000	21,427
4.70% 10/15/48	16,000	22,215
CommonSpirit Health
4.35% 11/01/42	24,000	28,128
Conagra Brands Inc.
5.30% 11/01/38	15,000	20,117
5.40% 11/01/48	13,000	18,540
Concho Resources Inc.
3.75% 10/01/27	5,000	5,719
4.30% 08/15/28	20,000	23,693
4.88% 10/01/47	8,000	10,889
ConocoPhillips Co.
4.30% 11/15/44	24,000	30,289
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	29,000	31,691
3.35% 04/01/30	10,000	11,446
3.88% 06/15/47	16,000	18,915
3.95% 04/01/50	20,000	24,347
Constellation Brands Inc.
3.15% 08/01/29	58,000	64,573
3.70% 12/06/26	45,000	51,574
4.50% 05/09/47	19,000	24,090
Continental Resources Inc.
4.50% 04/15/23	96,000	98,934
Corning Inc.
4.38% 11/15/57	15,000	18,480
Corporate Nacional del Cobre de Chile
3.15% 01/15/51 (i)	85,000	85,668
Corporate Office Properties LP
2.25% 03/15/26	30,000	31,263
Costco Wholesale Corp.
1.75% 04/20/32	50,000	51,843
Crown Castle International Corp.
3.30% 07/01/30	74,000	83,075
4.15% 07/01/50	35,000	42,414
5.20% 02/15/49	16,000	21,785
CSX Corp.
4.50% 03/15/49 - 08/01/54	41,000	54,669
CubeSmart LP
4.38% 02/15/29	30,000	35,362
Cummins Inc.
1.50% 09/01/30	30,000	30,176
2.60% 09/01/50	30,000	30,542
CVS Health Corp.
3.00% 08/15/26	27,000	29,909

	Principal Amount ($)	Fair Value $
3.25% 08/15/29	25,000	28,153
3.35% 03/09/21	15,000	15,080
3.63% 04/01/27	25,000	28,461
3.88% 07/20/25	14,000	15,854
4.25% 04/01/50	5,000	6,254
4.30% 03/25/28	9,000	10,667
4.78% 03/25/38	29,000	36,725
5.00% 12/01/24	23,000	26,407
5.13% 07/20/45	10,000	13,416
5.30% 12/05/43	26,000	35,200
D.R. Horton Inc.
2.60% 10/15/25	115,000	124,059
Dell International LLC/EMC Corp.
4.00% 07/15/24 (i)	32,000	35,305
5.45% 06/15/23 (i)	17,000	18,807
6.02% 06/15/26 (i)	7,000	8,545
8.10% 07/15/36 (i)	4,000	5,881
8.35% 07/15/46 (i)	5,000	7,540
Deutsche Telekom International Finance BV
2.49% 09/19/23 (i)	150,000	156,952
Devon Energy Corp.
5.00% 06/15/45	8,000	9,380
DH Europe Finance II Sarl
2.60% 11/15/29	22,000	24,059
3.25% 11/15/39	14,000	15,930
3.40% 11/15/49	7,000	8,300
Diamondback Energy Inc.
2.88% 12/01/24	35,000	36,763
3.25% 12/01/26	25,000	26,719
3.50% 12/01/29	21,000	22,446
5.38% 05/31/25	83,000	86,174
Digital Realty Trust LP
3.60% 07/01/29	45,000	51,609
Discovery Communications LLC
2.95% 03/20/23	36,000	37,911
3.95% 03/20/28	19,000	21,784
4.95% 05/15/42	6,000	7,235
5.00% 09/20/37	10,000	12,709
Dollar General Corp.
3.50% 04/03/30	84,000	96,695
4.13% 04/03/50	23,000	29,254
Dollar Tree Inc.
4.00% 05/15/25	100,000	112,879
Dominion Energy Inc.
3.07% 08/15/24 (j)	25,000	27,016
3.38% 04/01/30	40,000	45,541
Dover Corp.
2.95% 11/04/29	30,000	32,535
DTE Energy Co.
2.85% 10/01/26	39,000	42,831
3.85% 12/01/23	17,000	18,500

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	37

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Duke Energy Carolinas LLC
3.95% 03/15/48	16,000	20,039
Duke Energy Corp.
3.55% 09/15/21	18,000	18,255
3.75% 09/01/46	4,000	4,642
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	41,000	44,287
Duke Energy Progress LLC
4.15% 12/01/44	23,000	29,322
Duke Realty LP
3.05% 03/01/50	10,000	10,859
3.25% 06/30/26	16,000	17,894
3.38% 12/15/27	9,000	10,129
DuPont de Nemours Inc.
2.17% 05/01/23	40,000	40,528
5.32% 11/15/38	13,000	17,620
5.42% 11/15/48	13,000	18,810
Duquesne Light Holdings Inc.
3.62% 08/01/27 (i)	35,000	38,779
DXC Technology Co.
4.00% 04/15/23	49,000	52,366
Eastman Chemical Co.
3.50% 12/01/21	24,000	24,662
3.60% 08/15/22	7,000	7,291
4.65% 10/15/44	27,000	34,143
Eaton Corp.
3.10% 09/15/27	16,000	17,925
Ecolab Inc.
1.30% 01/30/31	32,000	31,671
2.13% 08/15/50	59,000	56,331
Edison International
4.95% 04/15/25	45,000	51,285
5.75% 06/15/27	10,000	11,969
EI du Pont de Nemours & Co.
2.30% 07/15/30	173,000	184,105
Eli Lilly & Co.
3.95% 03/15/49	21,000	27,415
Emera US Finance LP
4.75% 06/15/46	6,000	7,661
Emerson Electric Co.
1.80% 10/15/27	115,000	121,419
2.75% 10/15/50	12,000	12,743
Empower Finance 2020 LP
1.36% 09/17/27 (i)	45,000	45,456
1.78% 03/17/31 (i)	47,000	48,075

	Principal Amount ($)	Fair Value $
Enbridge Energy Partners LP
5.50% 09/15/40	6,000	7,415
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (d)	73,000	82,153
Energy Transfer Operating LP
4.25% 03/15/23	23,000	24,431
4.50% 04/15/24	27,000	29,581
4.95% 06/15/28	9,000	10,356
5.30% 04/15/47	29,000	31,919
6.13% 12/15/45	7,000	8,270
6.50% 02/01/42	18,000	22,014
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (d)	85,000	78,657
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23	17,000	18,411
Entergy Louisiana LLC
3.05% 06/01/31	19,000	21,502
4.00% 03/15/33	14,000	17,450
Enterprise Products Operating LLC
4.25% 02/15/48	48,000	56,290
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (d)	11,000	11,138
EOG Resources Inc.
4.15% 01/15/26	6,000	6,972
4.38% 04/15/30	30,000	36,566
4.95% 04/15/50	29,000	39,382
5.10% 01/15/36	12,000	14,930
Equinix Inc.
1.25% 07/15/25	40,000	40,782
2.15% 07/15/30	40,000	40,756
Equinor ASA
3.25% 11/18/49	15,000	16,690
ERP Operating LP
4.50% 07/01/44	14,000	18,495
Essex Portfolio LP
2.65% 03/15/32	15,000	16,075

See Notes to Schedules of Investments and Notes to Financial Statements.

38	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Eversource Energy
3.45% 01/15/50	30,000	34,398
Exelon Corp.
3.50% 06/01/22	22,000	22,883
4.05% 04/15/30	41,000	48,542
4.45% 04/15/46	27,000	34,467
4.70% 04/15/50	27,000	35,788
Exxon Mobil Corp.
2.61% 10/15/30	52,000	56,786
3.45% 04/15/51	40,000	45,658
FedEx Corp.
3.80% 05/15/25	107,000	120,876
4.10% 02/01/45	62,000	73,504
FirstEnergy Transmission LLC
4.55% 04/01/49 (i)	23,000	26,848
Fiserv Inc.
3.50% 07/01/29	70,000	80,405
4.40% 07/01/49	10,000	13,329
Florida Power & Light Co.
2.85% 04/01/25	50,000	54,567
4.13% 02/01/42	19,000	24,171
Ford Motor Co.
4.35% 12/08/26	38,000	40,520
Fox Corp.
3.50% 04/08/30	29,000	33,023
General Dynamics Corp.
4.25% 04/01/40 - 04/01/50	60,000	78,708
General Mills Inc.
2.88% 04/15/30	65,000	72,112
4.55% 04/17/38	19,000	24,522
4.70% 04/17/48	14,000	19,621
General Motors Co.
5.20% 04/01/45	5,000	6,050
5.40% 10/02/23 - 04/01/48	17,000	20,688
6.13% 10/01/25	39,000	47,353
6.80% 10/01/27	20,000	25,727
General Motors Financial Company Inc.
3.45% 01/14/22 - 04/10/22	139,000	142,895
3.55% 04/09/21	59,000	59,436
4.20% 11/06/21	105,000	108,125
5.25% 03/01/26	47,000	55,264
Georgia-Pacific LLC
1.75% 09/30/25 (i)	49,000	51,273
3.60% 03/01/25 (i)	36,000	40,078
Gilead Sciences Inc.
1.20% 10/01/27	20,000	20,145
1.65% 10/01/30	15,000	15,030
2.60% 10/01/40	21,000	21,212
2.80% 10/01/50	21,000	20,969

	Principal Amount ($)	Fair Value $
2.95% 03/01/27	5,000	5,522
3.50% 02/01/25	14,000	15,480
3.65% 03/01/26	14,000	15,874
4.15% 03/01/47	18,000	22,030
4.80% 04/01/44	12,000	15,837
GlaxoSmithKline Capital Inc.
3.38% 05/15/23	29,000	31,067
3.63% 05/15/25	29,000	32,678
GlaxoSmithKline Capital PLC
3.38% 06/01/29	30,000	34,886
Glencore Finance Canada Ltd.
4.95% 11/15/21 (i)	18,000	18,658
Glencore Funding LLC
2.50% 09/01/30 (i)	29,000	29,640
Gray Oak Pipeline LLC
2.00% 09/15/23 (i)	72,000	73,242
2.60% 10/15/25 (i)	50,000	51,761
Halliburton Co.
3.80% 11/15/25	2,000	2,242
5.00% 11/15/45	14,000	16,514
HCA Inc.
4.13% 06/15/29	15,000	17,414
4.50% 02/15/27	27,000	31,423
Health Care Service Corp.
2.20% 06/01/30 (i)	69,000	72,037
3.20% 06/01/50 (i)	15,000	16,081
Healthcare Trust of America Holdings LP
2.00% 03/15/31	25,000	25,000
Hess Corp.
5.60% 02/15/41	5,000	6,053
5.80% 04/01/47	4,000	5,047
Hewlett Packard Enterprise Co.
6.35% 10/15/45	5,000	6,601
Highwoods Realty LP
4.13% 03/15/28	17,000	18,990
4.20% 04/15/29	36,000	41,047
Honeywell International Inc.
2.70% 08/15/29	32,000	35,753
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01% 09/22/28 (d)	250,000	255,975
Huntington Bancshares Inc.
2.55% 02/04/30	45,000	48,348

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	39

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Hyundai Capital America
3.10% 04/05/22 (i)	14,000	14,405
Ingredion Inc.
2.90% 06/01/30	23,000	25,375
3.90% 06/01/50	11,000	13,131
Intel Corp.
2.45% 11/15/29	53,000	57,304
2.60% 05/19/26	38,000	41,414
2.88% 05/11/24	16,000	17,256
3.10% 02/15/60	25,000	26,999
Intercontinental Exchange Inc.
1.85% 09/15/32	16,000	16,123
2.65% 09/15/40	16,000	16,411
3.00% 09/15/60	30,000	31,256
International Business Machines Corp.
2.95% 05/15/50	100,000	106,543
International Paper Co.
4.40% 08/15/47	20,000	26,126
Interstate Power & Light Co.
3.40% 08/15/25	125,000	138,001
ITC Holdings Corp.
2.95% 05/14/30 (i)	65,000	71,201
Jabil Inc.
3.95% 01/12/28	20,000	22,701
Jefferies Group LLC
5.13% 01/20/23	47,000	51,373
John Deere Capital Corp.
2.45% 01/09/30	1,000	1,094
Johnson & Johnson
3.63% 03/03/37	17,000	20,857
Johnson Controls International PLC
4.50% 02/15/47	6,000	7,876
JPMorgan Chase & Co.
3.30% 04/01/26	176,000	197,076
3.63% 12/01/27	14,000	15,905
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (d)	40,000	43,788
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51% 01/23/29 (d)	52,000	59,263

	Principal Amount ($)	Fair Value $
JPMorgan Chase & Co. (3.68% fixed rate until 04/30/21; 3.47% + 3 month USD LIBOR thereafter)
3.68% 12/29/49 (d)	20,000	19,857
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (d)	33,000	40,101
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (d)	22,000	27,768
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (d)	50,000	57,482
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (d)	26,000	30,509
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (d)	20,000	25,393
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (d)	168,000	207,139
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (d)	54,000	55,637
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (d)	82,000	89,785

See Notes to Schedules of Investments and Notes to Financial Statements.

40	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Keurig Dr Pepper Inc.
3.20% 05/01/30	29,000	32,906
3.80% 05/01/50	42,000	50,267
4.50% 11/15/45	15,000	19,202
4.60% 05/25/28	11,000	13,419
KeyCorp
2.25% 04/06/27	72,000	77,086
Kinder Morgan Energy Partners LP
3.50% 03/01/21	67,000	67,000
4.70% 11/01/42	5,000	5,726
5.00% 03/01/43	11,000	13,005
6.38% 03/01/41	13,000	17,069
Kinder Morgan Inc.
5.05% 02/15/46	13,000	15,833
KLA Corp.
3.30% 03/01/50	25,000	28,208
4.10% 03/15/29	29,000	34,756
4.65% 11/01/24	28,000	31,890
Kohl’s Corp.
9.50% 05/15/25	10,000	12,960
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22	46,000	47,455
L3Harris Technologies Inc.
3.85% 12/15/26	19,000	21,970
Las Vegas Sands Corp.
3.50% 08/18/26	20,000	21,442
Lear Corp.
4.25% 05/15/29	31,000	35,352
5.25% 05/15/49	15,000	18,358
Leidos Inc.
2.95% 05/15/23 (i)	56,000	58,927
3.63% 05/15/25 (i)	15,000	16,769
4.38% 05/15/30 (i)	57,000	68,326
Liberty Mutual Group Inc.
3.95% 05/15/60 (i)	14,000	16,790
Life Storage LP
2.20% 10/15/30	40,000	40,865
Lincoln National Corp.
3.63% 12/12/26	30,000	34,346
4.35% 03/01/48	14,000	17,882
Lloyds Banking Group PLC
3.75% 01/11/27	200,000	227,034
Lockheed Martin Corp.
3.55% 01/15/26	17,000	19,317
3.80% 03/01/45	6,000	7,473
4.50% 05/15/36	23,000	30,375
Lowe’s Companies Inc.
1.30% 04/15/28	20,000	20,119
1.70% 10/15/30	15,000	15,162
3.00% 10/15/50	28,000	30,033
3.70% 04/15/46	5,000	5,961
4.05% 05/03/47	13,000	16,253

	Principal Amount ($)	Fair Value $
LYB International Finance BV
4.88% 03/15/44	5,000	6,301
LYB International Finance II BV
3.50% 03/02/27	7,000	7,850
LYB International Finance III LLC
1.25% 10/01/25	20,000	20,351
3.63% 04/01/51	28,000	30,580
3.80% 10/01/60	14,000	14,996
Marathon Oil Corp.
3.85% 06/01/25	12,000	12,860
Masco Corp.
3.50% 11/15/27	5,000	5,659
Mastercard Inc.
3.85% 03/26/50	10,000	12,925
McCormick & Company Inc.
2.50% 04/15/30	24,000	25,708
3.25% 11/15/25	145,000	159,458
McDonald’s Corp.
3.60% 07/01/30	42,000	49,201
3.63% 09/01/49	14,000	16,439
3.70% 01/30/26	25,000	28,415
3.80% 04/01/28	24,000	28,082
4.20% 04/01/50	20,000	25,644
4.88% 12/09/45	13,000	17,632
Medtronic Inc.
4.63% 03/15/45	6,000	8,526
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	24,000	31,526
Merck & Company Inc.
1.45% 06/24/30	40,000	40,459
2.45% 06/24/50	35,000	36,251
2.75% 02/10/25	44,000	47,855
4.00% 03/07/49	8,000	10,568
MetLife Inc.
4.05% 03/01/45	6,000	7,684
4.72% 12/15/44	20,000	27,391
Microchip Technology Inc.
2.67% 09/01/23 (i)	139,000	145,565
Micron Technology Inc.
2.50% 04/24/23	135,000	140,779
Microsoft Corp.
2.40% 08/08/26	23,000	25,090
2.68% 06/01/60	8,000	8,695
3.45% 08/08/36	14,000	17,253
3.50% 02/12/35	16,000	19,680
3.70% 08/08/46	56,000	70,867
3.95% 08/08/56	42,000	57,519
4.10% 02/06/37	4,000	5,230

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	41

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Molson Coors Beverage Co.
2.10% 07/15/21	42,000	42,308
4.20% 07/15/46	7,000	8,008
Morgan Stanley
3.63% 01/20/27	5,000	5,734
3.70% 10/23/24	13,000	14,470
3.95% 04/23/27	66,000	76,318
4.35% 09/08/26	55,000	64,725
4.38% 01/22/47	20,000	27,178
5.00% 11/24/25	116,000	138,513
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (d)	189,000	202,192
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62% 04/01/31 (d)	135,000	156,904
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (d)	20,000	24,743
MPLX LP
1.75% 03/01/26	25,000	25,857
2.65% 08/15/30	35,000	36,766
3.38% 03/15/23	15,000	15,876
5.20% 12/01/47	12,000	14,586
5.25% 01/15/25	177,000	181,885
MPLX LP (1.34% fixed rate until 02/01/2021; 1.10% + 3 month USD LIBOR)
1.33% 09/09/22 (d)	55,000	55,014
Mylan Inc.
5.20% 04/15/48	15,000	19,735
National Oilwell Varco Inc.
3.60% 12/01/29	41,000	42,839
National Retail Properties Inc.
4.00% 11/15/25	23,000	25,693
Newmont Corp.
4.88% 03/15/42	20,000	27,085
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26	34,000	38,036
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (d)	23,000	26,996

	Principal Amount ($)	Fair Value $
NIKE Inc.
3.38% 03/27/50	17,000	20,998
NiSource Inc.
3.95% 03/30/48	8,000	9,833
Noble Energy Inc.
3.85% 01/15/28	48,000	55,586
3.90% 11/15/24	17,000	18,897
4.20% 10/15/49	13,000	16,893
5.05% 11/15/44	6,000	8,419
Norfolk Southern Corp.
3.95% 10/01/42	18,000	21,811
Northrop Grumman Corp.
3.85% 04/15/45	5,000	6,060
4.03% 10/15/47	4,000	5,001
Novartis Capital Corp.
2.20% 08/14/30	21,000	22,585
3.00% 11/20/25	4,000	4,428
NRG Energy Inc.
2.00% 12/02/25 (i)	45,000	46,635
2.45% 12/02/27 (i)	30,000	31,493
Nucor Corp.
3.95% 05/01/28	25,000	29,505
Nutrien Ltd.
4.00% 12/15/26	9,000	10,456
4.90% 06/01/43	14,000	18,001
NVIDIA Corp.
2.85% 04/01/30	65,000	73,124
3.50% 04/01/50	20,000	24,245
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70% 05/01/25 (i)	125,000	134,396
Occidental Petroleum Corp.
2.90% 08/15/24	18,000	17,349
4.85% 03/15/21	4,000	4,001
Oklahoma Gas & Electric Co.
3.25% 04/01/30	25,000	28,438
Oncor Electric Delivery Company LLC
3.80% 09/30/47	8,000	9,895
ONEOK Inc.
4.35% 03/15/29	26,000	29,450
Oracle Corp.
2.40% 09/15/23	14,000	14,727
2.65% 07/15/26	26,000	28,494
2.95% 04/01/30	41,000	45,829
3.60% 04/01/50	27,000	31,519
3.80% 11/15/37	8,000	9,616
4.00% 07/15/46 - 11/15/47	43,000	52,789

See Notes to Schedules of Investments and Notes to Financial Statements.

42	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Otis Worldwide Corp.
2.06% 04/05/25	35,000	37,121
2.57% 02/15/30	15,000	16,102
3.36% 02/15/50	15,000	17,425
Ovintiv Exploration Inc.
5.63% 07/01/24	137,000	146,608
Owens Corning
4.40% 01/30/48	10,000	12,068
Pacific Gas & Electric Co.
2.50% 02/01/31	44,000	44,016
Pacific Gas & Electric Co.
2.10% 08/01/27	25,000	25,432
3.30% 08/01/40	44,000	44,079
3.50% 08/01/50	20,000	19,840
PacifiCorp
6.25% 10/15/37	33,000	49,573
Parker-Hannifin Corp.
3.25% 06/14/29	25,000	28,370
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (d)	100,000	104,252
PayPal Holdings Inc.
2.65% 10/01/26	35,000	38,461
3.25% 06/01/50	19,000	21,834
PepsiCo Inc.
1.63% 05/01/30	25,000	25,651
2.63% 07/29/29	35,000	38,674
3.45% 10/06/46	7,000	8,423
Petroleos Mexicanos
5.35% 02/12/28	15,000	14,814
5.63% 01/23/46	19,000	16,324
6.35% 02/12/48	15,000	13,539
6.49% 01/23/27	15,000	15,830
6.50% 03/13/27	40,000	42,170
7.69% 01/23/50	22,000	22,213
Pfizer Inc.
2.63% 04/01/30	11,000	12,199
2.70% 05/28/50	51,000	54,680
3.45% 03/15/29	11,000	12,840
3.60% 09/15/28	34,000	40,079
3.90% 03/15/39	17,000	21,205
4.13% 12/15/46	11,000	14,497
4.40% 05/15/44	6,000	8,076
Philip Morris International Inc.
1.50% 05/01/25	116,000	120,190
2.10% 05/01/30	14,000	14,582
3.38% 08/15/29	19,000	21,793
4.13% 03/04/43	8,000	9,815

	Principal Amount ($)	Fair Value $
Phillips 66
2.15% 12/15/30	140,000	142,002
Phillips 66 Partners LP
3.15% 12/15/29	77,000	80,351
3.75% 03/01/28	19,000	20,665
4.68% 02/15/45	17,000	18,459
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	40,000	41,880
3.65% 06/01/22	37,000	38,121
PPL Capital Funding Inc.
3.10% 05/15/26	29,000	32,076
Precision Castparts Corp.
4.38% 06/15/45	11,000	13,831
Prologis LP
4.38% 02/01/29	24,000	29,349
Prudential Financial Inc.
3.94% 12/07/49	29,000	35,351
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (d)	33,000	38,093
Public Service Company of Colorado
3.70% 06/15/28	31,000	36,193
Public Service Electric & Gas Co.
2.38% 05/15/23	46,000	48,031
PVH Corp.
4.63% 07/10/25	55,000	61,913
QUALCOMM Inc.
1.30% 05/20/28 (i)	7,000	7,074
1.65% 05/20/32 (i)	8,000	8,028
3.25% 05/20/27	4,000	4,542
4.30% 05/20/47	5,000	6,725
Quest Diagnostics Inc.
2.95% 06/30/30	10,000	11,034
Ralph Lauren Corp.
1.70% 06/15/22	10,000	10,184
Raytheon Technologies Corp.
3.13% 05/04/27	66,000	73,690
3.50% 03/15/27	22,000	25,097
3.65% 08/16/23	2,000	2,157
3.95% 08/16/25	14,000	16,052
4.13% 11/16/28	6,000	7,157
4.15% 05/15/45	17,000	21,471
4.45% 11/16/38	16,000	20,343
4.50% 06/01/42	12,000	15,651

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	43

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Realty Income Corp.
3.00% 01/15/27	9,000	9,953
3.25% 01/15/31	25,000	28,387
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	50,000	49,282
2.80% 09/15/50	25,000	24,211
Reliance Steel & Aluminum Co.
2.15% 08/15/30	55,000	56,610
Reynolds American Inc.
4.45% 06/12/25	5,000	5,700
Rio Tinto Finance USA PLC
4.13% 08/21/42	11,000	14,350
Rockwell Automation Inc.
4.20% 03/01/49	18,000	24,351
Rogers Communications Inc.
5.00% 03/15/44	5,000	6,857
Roper Technologies Inc.
2.95% 09/15/29	28,000	30,797
Ross Stores Inc.
4.70% 04/15/27	10,000	11,823
Royalty Pharma PLC
0.75% 09/02/23 (i)	25,000	25,126
1.20% 09/02/25 (i)	30,000	30,478
1.75% 09/02/27 (i)	20,000	20,563
2.20% 09/02/30 (i)	10,000	10,266
3.30% 09/02/40 (i)	13,000	13,688
3.55% 09/02/50 (i)	10,000	10,657
RPM International Inc.
3.75% 03/15/27	16,000	17,732
Ryder System Inc.
2.90% 12/01/26	50,000	54,939
Sabine Pass Liquefaction LLC
4.20% 03/15/28	18,000	20,657
4.50% 05/15/30 (i)	15,000	17,831
5.00% 03/15/27	6,000	7,081
5.88% 06/30/26	41,000	49,585
Santander Holdings USA Inc.
4.40% 07/13/27	15,000	17,085
Schlumberger Holdings Corp.
3.90% 05/17/28 (i)	36,000	40,612
Selective Insurance Group Inc.
5.38% 03/01/49	8,000	10,073
Sempra Energy
3.80% 02/01/38	10,000	11,556
4.00% 02/01/48	12,000	14,262

	Principal Amount ($)	Fair Value $
Shell International Finance BV
2.38% 08/21/22	38,000	39,315
3.13% 11/07/49	55,000	60,865
3.75% 09/12/46	12,000	14,506
4.13% 05/11/35	15,000	18,769
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21	7,000	7,087
2.88% 09/23/23	21,000	22,258
3.20% 09/23/26	6,000	6,710
Simon Property Group LP
3.38% 06/15/27	20,000	22,137
Southern California Edison Co.
2.40% 02/01/22	28,000	28,478
4.00% 04/01/47	51,000	59,982
4.20% 03/01/29	38,000	44,530
Southern Company Gas Capital Corp.
3.95% 10/01/46	27,000	31,763
4.40% 05/30/47	4,000	5,027
Southern Copper Corp.
5.88% 04/23/45	12,000	17,382
Southwest Airlines Co.
2.63% 02/10/30	41,000	41,806
Southwestern Electric Power Co.
2.75% 10/01/26	19,000	20,644
Spectra Energy Partners LP
3.38% 10/15/26	5,000	5,584
4.50% 03/15/45	4,000	4,699
Spirit Realty LP
4.00% 07/15/29	30,000	33,740
Starbucks Corp.
4.00% 11/15/28	16,000	19,032
Steel Dynamics Inc.
3.25% 10/15/50	11,000	11,432
3.45% 04/15/30	20,000	22,639
Stryker Corp.
1.95% 06/15/30	55,000	56,590
2.90% 06/15/50	75,000	79,525
Suncor Energy Inc.
4.00% 11/15/47	5,000	5,666
Sunoco Logistics Partners Operations LP
5.30% 04/01/44	19,000	20,517
Sysco Corp.
3.25% 07/15/27	17,000	18,972
5.95% 04/01/30	10,000	13,146
6.60% 04/01/50	5,000	7,675

See Notes to Schedules of Investments and Notes to Financial Statements.

44	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

T-Mobile USA Inc.
3.75% 04/15/27 (i)	136,000	155,104
3.88% 04/15/30 (i)	3,000	3,468
4.50% 04/15/50 (i)	10,000	12,392
Tampa Electric Co.
4.35% 05/15/44	32,000	40,331
Target Corp.
2.50% 04/15/26	18,000	19,893
Teck Resources Ltd.
3.90% 07/15/30	29,000	32,287
5.40% 02/01/43	8,000	9,501
Telefonica Emisiones S.A.
4.10% 03/08/27	150,000	173,505
Texas Instruments Inc.
3.88% 03/15/39	19,000	23,814
The Allstate Corp.
4.20% 12/15/46	10,000	13,224
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (d)	39,000	41,767
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (d)	71,000	75,456
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (d)	42,000	42,109
The Boeing Co.
2.70% 02/01/27	150,000	155,946
2.95% 02/01/30	15,000	15,511
3.25% 03/01/28	14,000	14,826
3.55% 03/01/38	10,000	10,231
3.75% 02/01/50	15,000	15,687
5.04% 05/01/27	70,000	81,903
5.15% 05/01/30	49,000	59,309
5.81% 05/01/50	46,000	63,343
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (d)	70,000	73,484
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (i)	64,000	73,826

	Principal Amount ($)	Fair Value $
The Clorox Co.
1.80% 05/15/30	85,000	87,490
The Coca-Cola Co.
2.75% 06/01/60	23,000	26,938
The Dow Chemical Co.
2.10% 11/15/30	22,000	22,518
3.60% 11/15/50	22,000	24,668
4.25% 10/01/34	20,000	24,146
5.55% 11/30/48	17,000	24,461
The Estee Lauder Companies Inc.
2.38% 12/01/29	20,000	21,642
3.13% 12/01/49	15,000	17,312
The George Washington University
4.13% 09/15/48	25,000	31,461
The Goldman Sachs Group Inc.
2.60% 02/07/30	125,000	134,484
3.50% 04/01/25 - 11/16/26	82,000	91,776
3.85% 01/26/27	115,000	131,409
4.25% 10/21/25	164,000	187,870
5.15% 05/22/45	25,000	35,002
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88% 10/31/22 (d)	61,000	62,240
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (d)	26,000	30,091
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (d)	16,000	19,509
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (d)	43,000	50,924
The Hartford Financial Services Group Inc.
2.80% 08/19/29	85,000	92,786

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	45

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

The Hartford Financial Services Group Inc. (2.35% fixed rate until 02/01/2021; 2.13% + 3 month USD LIBOR)
2.35% 02/12/67 (d)(i)	30,000	26,248
The Home Depot Inc.
2.70% 04/15/30	17,000	18,956
3.35% 04/15/50	29,000	34,597
3.50% 09/15/56	12,000	14,829
3.90% 12/06/28 - 06/15/47	28,000	34,555
4.50% 12/06/48	15,000	21,080
The Kroger Co.
2.20% 05/01/30	23,000	24,185
2.95% 11/01/21	40,000	40,770
4.65% 01/15/48	9,000	11,800
The Mosaic Co.
5.63% 11/15/43	4,000	5,181
The Sherwin-Williams Co.
3.45% 06/01/27	6,000	6,800
4.50% 06/01/47	17,000	22,641
The Southern Co.
3.25% 07/01/26	9,000	10,093
4.40% 07/01/46	4,000	5,033
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (d)	60,000	67,859
The Travelers Companies Inc.
2.55% 04/27/50	228,000	239,690
The Walt Disney Co.
2.65% 01/13/31	90,000	98,664
3.38% 11/15/26	4,000	4,512
3.60% 01/13/51	42,000	50,910
4.75% 11/15/46	6,000	8,115
6.65% 11/15/37	35,000	55,084
The Williams Companies Inc.
3.75% 06/15/27	4,000	4,574
4.85% 03/01/48	17,000	20,948
4.90% 01/15/45	35,000	41,676
5.40% 03/04/44	5,000	6,171
Thermo Fisher Scientific Inc.
4.13% 03/25/25	3,000	3,413
4.50% 03/25/30	10,000	12,479
Time Warner Cable LLC
4.50% 09/15/42	5,000	5,825
6.55% 05/01/37	16,000	21,960

	Principal Amount ($)	Fair Value $
Total Capital International S.A.
3.46% 02/19/29	54,000	62,523
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24	25,000	27,625
3.80% 03/21/29	34,000	39,892
TransCanada PipeLines Ltd.
4.25% 05/15/28	47,000	55,612
4.88% 01/15/26	9,000	10,703
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (d)	50,000	54,267
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	19,000	21,796
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50% 08/02/22 (d)	28,000	28,510
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (d)	73,000	76,821
TSMC Global Ltd.
0.75% 09/28/25 (i)	200,000	199,576
TWDC Enterprises 18 Corp.
4.13% 06/01/44	8,000	10,179
Tyco Electronics Group S.A.
3.13% 08/15/27	19,000	21,065
Tyson Foods Inc.
4.00% 03/01/26	53,000	60,913
4.55% 06/02/47	4,000	5,303
U.S. Bancorp (5.13% fixed rate until 02/01/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (d)	64,000	63,976
UDR Inc.
2.10% 08/01/32	35,000	35,665
3.00% 08/15/31	20,000	22,060
Union Pacific Corp.
3.50% 06/08/23	37,000	39,660

See Notes to Schedules of Investments and Notes to Financial Statements.

46	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

3.60% 09/15/37	8,000	9,285
4.10% 09/15/67	14,000	17,551
4.30% 03/01/49	16,000	20,953
UnitedHealth Group Inc.
2.00% 05/15/30	45,000	47,777
4.45% 12/15/48	31,000	42,768
4.75% 07/15/45	28,000	39,361
Unum Group
4.50% 03/15/25	11,000	12,471
Utah Acquisition Sub Inc.
3.15% 06/15/21	16,000	16,153
3.95% 06/15/26	7,000	8,010
Vale S.A.
5.63% 09/11/42	8,000	10,738
Valero Energy Corp.
2.85% 04/15/25	23,000	24,539
4.00% 04/01/29	34,000	38,262
Ventas Realty LP
3.25% 10/15/26	29,000	31,905
VEREIT Operating Partnership LP
2.85% 12/15/32	30,000	31,358
Verizon Communications Inc.
3.00% 03/22/27	97,000	107,501
4.33% 09/21/28	24,000	28,856
4.40% 11/01/34	93,000	116,103
4.52% 09/15/48	17,000	22,014
4.67% 03/15/55	41,000	54,929
4.86% 08/21/46	91,000	122,243
5.25% 03/16/37	16,000	21,837
ViacomCBS Inc.
2.90% 01/15/27	11,000	12,072
3.45% 10/04/26	11,000	11,889
3.70% 06/01/28	14,000	15,988
5.25% 04/01/44	5,000	6,513
Virginia Electric & Power Co.
4.00% 11/15/46	31,000	39,527
Visa Inc.
2.00% 08/15/50	35,000	33,293
2.05% 04/15/30	25,000	26,733
2.70% 04/15/40	28,000	30,590
Vistra Operations Company LLC
3.55% 07/15/24 (i)	68,000	73,675
Vodafone Group PLC
4.38% 05/30/28	25,000	29,983
5.25% 05/30/48	12,000	16,661
Vornado Realty LP
3.50% 01/15/25	14,000	14,781
Vulcan Materials Co.
3.90% 04/01/27	6,000	6,995

	Principal Amount ($)	Fair Value $
Walmart Inc.
3.63% 12/15/47	14,000	17,735
3.70% 06/26/28	29,000	34,134
3.95% 06/28/38	14,000	17,826
4.05% 06/29/48	16,000	21,656
WEC Energy Group Inc.
3.55% 06/15/25	38,000	42,365
Wells Fargo & Co.
4.15% 01/24/29	47,000	55,754
4.75% 12/07/46	77,000	100,821
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65% 06/02/24 (d)	35,000	35,975
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (d)	90,000	94,728
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	95,000	101,099
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88% 10/30/30 (d)	14,000	15,260
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	55,000	59,634
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (d)	140,000	155,341
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (d)	41,000	46,155
Western Midstream Operating LP
5.38% 06/01/21	46,000	46,387

See Notes to Schedules of Investments and Notes to Financial Statements.

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	Principal Amount ($)	Fair Value $

Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (d)	54,000	56,627
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (d)	31,000	35,221
Willis North America Inc.
3.60% 05/15/24	22,000	24,030
3.88% 09/15/49	30,000	36,728
WPP Finance 2010
3.75% 09/19/24	24,000	26,618
WRKCo Inc.
3.00% 09/15/24	17,000	18,280
Xcel Energy Inc.
3.40% 06/01/30	35,000	40,218
Zoetis Inc.
3.00% 09/12/27	7,000	7,836
3.90% 08/20/28	17,000	20,040

		32,154,900

Non-Agency Collateralized Mortgage Obligations - 3.1%
Banc of America Commercial Mortgage Trust 2015-UBS7
4.36% 09/15/48 (d)	88,000	78,186
Banc of America Commercial Mortgage Trust 2016-UBS10
4.90% 07/15/49 (d)	82,000	77,251
BANK 2017-BNK7
3.18% 09/15/60	617,000	686,403
BANK 2018-BNK15
4.41% 11/15/61 (d)	320,000	385,592
BANK 2019-BNK17
4.52% 04/15/52 (d)	34,000	38,958
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.91% 11/15/35 (d)(i)	63,111	63,088
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	139,000	154,856
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	246,000	272,240

	Principal Amount ($)	Fair Value $
CFCRE Commercial Mortgage Trust 2016-C7
4.43% 12/10/54 (d)	87,000	78,023
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	112,170
Citigroup Commercial Mortgage Trust 2015-GC35
4.49% 11/10/48 (d)	88,000	79,706
Citigroup Commercial Mortgage Trust 2015-P1
3.72% 09/15/48	403,000	452,974
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49	90,682	99,146
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (d)	119,583	137,117
4.03% 12/10/49 (d)	78,331	86,999
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (i)	100,000	98,335
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (d)	55,000	60,027
CSAIL 2015-C3 Commercial Mortgage Trust
4.13% 08/15/48 (d)	66,484	62,926
CSAIL 2016-C7 Commercial Mortgage Trust
4.34% 11/15/49 (d)	148,000	149,358
GS Mortgage Securities Trust 2014-GC24
4.51% 09/10/47 (d)	119,000	117,978
GS Mortgage Securities Trust 2015-GS1
4.42% 11/10/48 (d)	117,000	102,221
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50	240,062	273,301
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50	184,426	209,627
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (d)	73,000	84,423
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	455,503

See Notes to Schedules of Investments and Notes to Financial Statements.

48	Elfun Diversified Fund

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Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	493,000	553,098
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04% 07/15/45 (d)	25,000	26,534
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65% 11/15/48 (d)	71,000	57,829
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (e)	228	2
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.12% 02/15/46 (d)	124,000	106,432
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88% 03/15/48 (d)(e)	773,572	22,074
Morgan Stanley Capital I Trust 2006-IQ11
5.99% 10/15/42 (d)	4,488	4,463
Morgan Stanley Capital I Trust 2016-UBS12
4.03% 12/15/49 (d)	122,000	113,831
UBS Commercial Mortgage Trust 2012-C1
5.57% 05/10/45 (d)(i)	83,000	79,862
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (d)	54,000	62,138
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88% 04/10/46 (d)(i)	287,000	287,045
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	287,000	282,402
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21% 02/15/48 (d)(e)	810,447	33,488
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52	45,000	44,627
WFRBS Commercial Mortgage Trust 2012-C10
3.74% 12/15/45	79,000	73,944

	Principal Amount ($)	Fair Value $
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	55,000	59,619
WFRBS Commercial Mortgage Trust 2014-C20
4.38% 05/15/47	119,000	121,324
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (d)	123,000	134,016

		6,479,136

Sovereign Bonds - 0.5%
Government of Chile
2.55% 01/27/32	200,000	215,316
Government of Colombia
2.63% 03/15/23	200,000	206,726
Government of Mexico
4.00% 10/02/23	24,000	26,278
4.75% 03/08/44	56,000	66,606
Government of Panama
3.16% 01/23/30	200,000	222,052
Government of Peru
1.86% 12/01/32	45,000	45,553
2.78% 12/01/60	75,000	75,847
5.63% 11/18/50	26,000	40,887
Government of Uruguay
5.10% 06/18/50	29,801	41,743

		941,008

Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50	25,000	35,497
Board of Regents of the University of Texas System
3.35% 08/15/47	25,000	30,019
Port Authority of New York & New Jersey
4.46% 10/01/62	30,000	39,910
State of California
4.60% 04/01/38	50,000	60,118
State of Illinois
5.10% 06/01/33	25,000	26,905

		192,449

Total Bonds and Notes (Cost $67,760,309)		71,547,338

See Notes to Schedules of Investments and Notes to Financial Statements.

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	Number of Shares	Fair Value $

Exchange Traded & Mutual Funds - 25.7%
Exchange Traded & Mutual Funds - 25.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $43,579,760)	452,344	52,657,367

Total Investments in Securities (Cost $160,952,286)		200,219,189

Short-Term Investments - 6.1%
Dreyfus Treasury Cash Management - Institutional Shares 0.00% (h)	304,998	304,998
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (h)(k)	5,805,854	5,805,854

	Number of Shares	Fair Value $
State Street Institutional Treasury Plus Fund - Premier Class 0.03% (h)(k)	304,999	304,999
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (h)(k)	6,175,449	6,175,449

Total Short-Term Investments (Cost $12,591,300)		12,591,300

Total Investments (Cost $173,543,586)		212,810,489

Liabilities in Excess of Other Assets, net - (3.7)%		(7,666,000)

NET ASSETS - 100.0%		205,144,489

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,769	5.00%/ Quarterly	06/20/25	$164,174	$(97,204)	$261,378

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	March 2021	3	$548,969	$564,093	$15,124
Ultra Long-Term U.S. Treasury Bond Futures	March 2021	7	1,515,388	1,494,938	(20,450)
2 Yr. U.S. Treasury Notes Futures	March 2021	22	4,856,905	4,861,484	4,579
U.S. Long Bond Futures	March 2021	5	869,130	865,938	(3,192)

					$(3,939)

The Fund had the following short futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	March 2021	17	$(2,139,774)	$(2,144,789)	$(5,015)
10 Yr. U.S. Treasury Notes Futures	March 2021	22	(3,034,292)	(3,037,719)	(3,427)
10 Yr. U.S. Treasury Ultra Futures	March 2021	16	(2,507,931)	(2,501,752)	6,179

					$(2,263)

					$(6,202)

See Notes to Schedules of Investments and Notes to Financial Statements.

50	Elfun Diversified Fund

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During the period ended December 31, 2020, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$—	$11,026	$—	$—	$10,479,350	$5,827,813	$4,932,586	$2,115,650

Notes to Schedule of Investments — December 31, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Non-income producing security.
(c)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(h)	Coupon amount represents effective yield.
(i)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to $4,220,565 or 2.06% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(j)	Step coupon bond.
(k)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

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The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities

	Domestic Equity	$74,196,294	$—	$—	$74,196,294

	Foreign Equity	1,818,190	—	—	1,818,190

	U.S. Treasuries	—	9,996,832	—	9,996,832

	Agency Mortgage Backed	—	19,787,569	—	19,787,569

	Agency Collateralized Mortgage Obligations	—	623,811	—	623,811

	Asset Backed	—	1,371,633	—	1,371,633

	Corporate Notes	—	32,154,900	—	32,154,900

	Non-Agency Collateralized Mortgage Obligations	—	6,479,136	—	6,479,136

	Sovereign Bonds	—	941,008	—	941,008

	Municipal Bonds and Notes	—	192,449	—	192,449

	Exchange Traded & Mutual Funds	52,657,367	—	—	52,657,367

	Short-Term Investments	12,591,300	—	—	12,591,300

	Total Investments in Securities	$141,263,151	$71,547,338	$—	$212,810,489

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$261,378	$—	$261,378

	Long Futures Contracts - Unrealized Appreciation	19,703	—	—	19,703

	Long Futures Contracts - Unrealized Depreciation	(23,642)	—	—	(23,642)

	Short Futures Contracts - Unrealized Appreciation	6,179	—	—	6,179

	Short Futures Contracts - Unrealized Depreciation	(8,442)	—	—	(8,442)

	Total Other Financial Instruments	$(6,202)	$261,378	$—	$255,176

The Fund was invested in the following countries/territories at December 31, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	96.89%
United Kingdom	0.74%
Ireland	0.45%
Canada	0.40%
Netherlands	0.22%
Switzerland	0.14%
Chile	0.14%
Cayman Islands	0.13%
Panama	0.10%
Mexico	0.10%
Colombia	0.10%
British Virgin	0.09%
Spain	0.08%
Peru	0.08%

Country/Territory	Percentage (based on Fair Value)
Australia	0.07%
Luxembourg	0.06%
Bermuda	0.06%
France	0.03%
Jersey	0.03%
Germany	0.02%
Uruguay	0.02%
India	0.02%
Norway	0.01%
China	0.01%
Brazil	0.01%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

52	Elfun Diversified Fund

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The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	24.74%	0.00%	24.74%
Technology Hardware, Storage & Peripherals	2.50%	0.00%	2.50%
Systems Software	2.19%	0.00%	2.19%
Interactive Media & Services	1.95%	0.00%	1.95%
Internet & Direct Marketing Retail	1.75%	0.00%	1.75%
Semiconductors	1.60%	0.00%	1.60%
Data Processing & Outsourced Services	1.51%	0.00%	1.51%
Pharmaceuticals	1.38%	0.00%	1.38%
Healthcare Equipment	1.09%	0.17%	1.26%
Diversified Banks	1.07%	0.00%	1.07%
Application Software	0.88%	0.00%	0.88%
Automobile Manufacturers	0.70%	0.00%	0.70%
Biotechnology	0.67%	0.00%	0.67%
Movies & Entertainment	0.65%	0.00%	0.65%
Electric Utilities	0.63%	0.00%	0.63%
Household Products	0.57%	0.00%	0.57%
Aerospace & Defense	0.57%	0.00%	0.57%
Managed Healthcare	0.57%	0.00%	0.57%
Soft Drinks	0.51%	0.00%	0.51%
Multi-Sector Holdings	0.51%	0.00%	0.51%
Integrated Telecommunication Services	0.51%	0.00%	0.51%
Home Improvement Retail	0.45%	0.00%	0.45%
Industrial Conglomerates	0.44%	0.00%	0.44%
Restaurants	0.44%	0.00%	0.44%
Specialized REITs	0.43%	0.00%	0.43%
Life Sciences Tools & Services	0.43%	0.00%	0.43%
Hypermarkets & Super Centers	0.41%	0.00%	0.41%
IT Consulting & Other Services	0.22%	0.18%	0.40%
Integrated Oil & Gas	0.40%	0.00%	0.40%
Cable & Satellite	0.39%	0.00%	0.39%
Financial Exchanges & Data	0.39%	0.00%	0.39%
Regional Banks	0.33%	0.00%	0.33%
Railroads	0.33%	0.00%	0.33%
Packaged Foods & Meats	0.32%	0.00%	0.32%
Investment Banking & Brokerage	0.31%	0.00%	0.31%
Industrial Machinery	0.30%	0.00%	0.30%
Multi-Utilities	0.30%	0.00%	0.30%
Asset Management & Custody Banks	0.28%	0.00%	0.28%
Communications Equipment	0.28%	0.00%	0.28%
Specialty Chemicals	0.27%	0.00%	0.27%
Property & Casualty Insurance	0.26%	0.00%	0.26%
Air Freight & Logistics	0.24%	0.00%	0.24%
Healthcare Services	0.24%	0.00%	0.24%
Semiconductor Equipment	0.23%	0.00%	0.23%
Tobacco	0.23%	0.00%	0.23%
Industrial Gases	0.07%	0.15%	0.22%
Footwear	0.20%	0.00%	0.20%
Construction Machinery & Heavy Trucks	0.20%	0.00%	0.20%
Consumer Finance	0.19%	0.00%	0.19%
General Merchandise Stores	0.18%	0.00%	0.18%
Insurance Brokers	0.10%	0.08%	0.18%

See Notes to Schedules of Investments and Notes to Financial Statements.

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Industry	Domestic	Foreign	Total
Electrical Components & Equipment	0.17%	0.00%	0.17%
Oil & Gas Exploration & Production	0.17%	0.00%	0.17%
Building Products	0.12%	0.04%	0.16%
Apparel Retail	0.16%	0.00%	0.16%
Interactive Home Entertainment	0.16%	0.00%	0.16%
Life & Health Insurance	0.15%	0.00%	0.15%
Hotels, Resorts & Cruise Lines	0.12%	0.00%	0.12%
Research & Consulting Services	0.08%	0.03%	0.11%
Healthcare Supplies	0.10%	0.00%	0.10%
Automotive Retail	0.10%	0.00%	0.10%
Industrial REITs	0.10%	0.00%	0.10%
Oil & Gas Refining & Marketing	0.10%	0.00%	0.10%
Residential REITs	0.10%	0.00%	0.10%
Agricultural & Farm Machinery	0.10%	0.00%	0.10%
Airlines	0.09%	0.00%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Wireless Telecommunication Services	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.08%	0.00%	0.08%
Oil & Gas Equipment & Services	0.08%	0.00%	0.08%
Retail REITs	0.08%	0.00%	0.08%
Healthcare Distributors	0.08%	0.00%	0.08%
Oil & Gas Storage & Transportation	0.08%	0.00%	0.08%
Electronic Components	0.08%	0.00%	0.08%
Commodity Chemicals	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Health Care REITs	0.07%	0.00%	0.07%
Personal Products	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.07%	0.00%	0.07%
Multi-Line Insurance	0.07%	0.00%	0.07%
Diversified Support Services	0.07%	0.00%	0.07%
Electronic Equipment & Instruments	0.06%	0.00%	0.06%
Apparel, Accessories & Luxury Goods	0.06%	0.00%	0.06%
Healthcare Facilities	0.06%	0.00%	0.06%
Distillers & Vintners	0.06%	0.00%	0.06%
Broadcasting	0.06%	0.00%	0.06%
Gold	0.06%	0.00%	0.06%
Electronic Manufacturing Services	0.01%	0.04%	0.05%
Specialty Stores	0.05%	0.00%	0.05%
Auto Parts & Equipment	0.01%	0.04%	0.05%
Office REITs	0.05%	0.00%	0.05%
Casinos & Gaming	0.05%	0.00%	0.05%
Distributors	0.05%	0.00%	0.05%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Copper	0.04%	0.00%	0.04%
Trucking	0.04%	0.00%	0.04%
Metal & Glass Containers	0.03%	0.00%	0.03%
Agricultural Products	0.03%	0.00%	0.03%
Drug Retail	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%

See Notes to Schedules of Investments and Notes to Financial Statements.

54	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

Industry	Domestic	Foreign	Total
Healthcare Technology	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Real Estate Services	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Steel	0.02%	0.00%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Diversified Chemicals	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Gas Utilities	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Brewers	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%

			60.46%

Sector	Percentage (based on Fair Value)
Corporate Notes	15.11%
Agency Mortgage Backed	9.30%
U.S. Treasuries	4.70%
Non-Agency Collateralized Mortgage Obligations	3.05%
Asset Backed	0.64%
Sovereign Bonds	0.44%
Agency Collateralized Mortgage Obligations	0.29%
Municipal Bonds and Notes	0.09%

33.62%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	5.92%

5.92%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	55

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2020

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	984	$77,835	$5,106	$14,148	$(2,424)	$(3,706)	861	$62,663	$1,901
State Street Global All Cap Equity ex-U.S. Index Fund	4,975,074	53,034,284	4,281,702	8,890,000	266,286	3,965,095	452,344	52,657,367	861,702
State Street Institutional Treasury Money Market Fund - Premier Class	8,797,356	8,797,356	29,867,009	32,858,511	—	—	5,805,854	5,805,854	27,606
State Street Institutional Treasury Plus Fund - Premier Class	2,789,007	2,789,007	1,831,843	4,315,851	—	—	304,999	304,999	8,044
State Street Institutional U.S. Government Money Market Fund - Class G Shares	9,178,722	9,178,722	43,559,462	46,562,735	—	—	6,175,449	6,175,449	29,669

TOTAL		$73,877,204	$79,545,122	$92,641,245	$263,862	$3,961,389		$65,006,332	$928,922

See Notes to Schedules of Investments and Notes to Financial Statements.

56	Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Management’s Discussion of Fund Performance — December 31, 2020 (Unaudited)

The Elfun Tax-Exempt Income Fund (the “Fund”) seeks to provide as high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 4.77% and the Index was 5.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

2020 was unprecedented with the pandemic and economic shutdowns putting all the world’s economies on the same downward spiral at the end of the first quarter and has had lingering affects throughout this year. Though we did see a fast response from the world’s governments, the tax-exempt market experienced both liquidity pressures, which has persisted throughout the year, and uncommon market volatility creating a need to reman nimble in managing the fund. The actions by the Federal Reserve brought interest rates to historical lows leading to record issuance. The Tax-Exempt Market started the year very rich to treasuries but as we moved into the spring, tax-exempt municipals cheapened to historical levels driven by liquidity and market volatility pressure. As we closed out the year the tax-exempt market yields have returned to being rich compared to Treasuries.

During the past year, performance of the fund was influenced by both its defensive credit profile and the fund’s curve positioning which resulted in longer duration than the Index for the year. The Fund was positioned for a narrowing between short and long-term yields using a barbell approach with significant overweight in the front-end of the curve and an overweight in the long dated maturities to help maintain maximum tax-exempt income. During 2020 yields declined across the curve with the steepest decline in the short end of the curve. Although the funds positioning was constructive for the beginning of the year and at the end of the year, the strong performance in the front end of the curve diminished the Fund’s performance relative to the Index.

We remain focused on managing the Fund’s credit risk and generating income. The increased liquidity pressures and market volatility experienced during the past year led us to be more defensive in the Funds composition. We believe the fund is well positioned for the current market conditions. Tax-exempt ratios remain at multi-year tights and flows into the asset class continue at record levels. The continued demand for the asset class is related to individuals seeking to shelter income as well as demand from overseas investors seeking relief from negative yields. As such, conditions are supportive for the municipal market and the portfolio.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period July 1, 2020	$1,000.00	$1,000.00
End of the Period December 31, 2020	$1,030.70	$1,024.08
Expenses Paid During the Period*	$1.07	$1.07

*

Expenses are equal to the Fund’s annualized expense ratio of 0.21%** (for the period July 1, 2020-December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Performance Summary — December 31, 2020 (Unaudited)

Quality Ratings

as of December 31, 2020 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	13.79%

Aa / AA	50.08%

A / A	27.47%

Baa / BBB	6.58%

NR / Other	2.08%

100.00%

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,338,556 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the Periods Ended December 31, 2020

Investment Class Shares (Inception date: 01/01/80)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Tax-Exempt Income Fund	4.77%	3.55%	4.40%	$15,386.29
Bloomberg Barclays U.S. Municipal Bond Index	5.21%	3.91%	4.63%	$15,718.21

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Treasury Plus Fund - Premier Class.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

Elfun Tax-Exempt Income Fund	59

Elfun Tax-Exempt Income Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

60	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments — December 31, 2020

	Principal Amount ($)	Fair Value $

Municipal Bonds and Notes - 99.2%†
Alabama - 0.2%
Alabama Highway Finance Corp.
5.00% 08/01/37	1,000,000	1,343,900
The Health Care Authority of the City of Huntsville
3.00% 06/01/50	1,000,000	1,056,860

		2,400,760

Alaska - 0.2%
Alaska Housing Finance Corp.
5.00% 12/01/27 (a)	2,115,000	2,257,424

Arizona - 1.9%
City of Phoenix Civic Improvement Corp.
5.00% 07/01/44	3,835,000	5,046,208
Maricopa County Industrial Development Authority
4.00% 01/01/41	3,000,000	3,478,140
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50% 07/01/23 - 07/01/24 (b)	7,260,000	8,386,539
Salt River Project Agricultural Improvement & Power District
5.00% 01/01/45	1,650,000	2,201,925
University of Arizona
5.00% 06/01/46	5,000,000	5,939,350

		25,052,162

Arkansas - 0.3%
University of Arkansas
5.00% 11/01/46 - 11/01/47	3,580,000	4,338,936

		4,338,936

California - 10.9%
California Educational Facilities Authority
5.00% 05/01/49	1,380,000	2,266,636
6.13% 10/01/36 (a)	1,500,000	1,565,479
California Health Facilities Financing Authority
5.00% 11/15/39 - 11/15/49	6,315,000	7,542,863
California Infrastructure & Economic Development Bank
5.00% 11/01/29	1,000,000	1,321,410

	Principal Amount ($)	Fair Value $
California State Department of Water Resources
5.00% 05/01/21 - 12/01/21 (c)	5,305,000	5,389,542
5.00% 12/01/21	1,280,000	1,336,397
5.00% 12/01/29 (a)	8,120,000	9,635,517
California State Public Works Board
5.00% 10/01/28	1,500,000	1,554,270
5.13% 10/01/31	2,000,000	2,074,200
5.25% 09/01/29	10,160,000	11,450,828
California State University
4.00% 11/01/45	5,900,000	6,636,143
City of Los Angeles Wastewater System Revenue
5.00% 06/01/43	10,000,000	12,660,300
City of Riverside CA Electric Revenue Series 2019 A,
5.00% 10/01/37	1,000,000	1,311,470
Fresno Unified School District
4.00% 08/01/47 (a)	5,000,000	5,677,900
Los Angeles Department of Water, Revenue, Series 2021 C,
5.00% 07/01/36 - 07/01/37 (d)	2,000,000	2,717,160
Los Angeles Department of Water & Power Power System Revenue
5.00% 07/01/48	5,500,000	6,913,225
Metropolitan Water District of Southern California
5.00% 07/01/38	5,000,000	6,805,400
Modesto Irrigation District Rev.,
5.00% 10/01/32	2,000,000	2,894,180
Mount San Antonio Community College District
4.00% 08/01/49	3,000,000	3,562,050
San Diego Unified School District
3.00% 07/01/50	1,500,000	1,632,435
San Francisco City & County Airport Commission-San Francisco International Airport
5.00% 05/01/49	10,000,000	12,478,000
State of California
4.00% 04/01/49	700,000	828,527

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	61

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

5.00% 02/01/31 - 08/01/46	21,720,000	24,423,015
5.25% 04/01/35	2,750,000	2,914,395
University of California
5.00% 05/15/38 - 05/15/48	9,000,000	10,659,230

		146,250,572

Colorado - 2.4%
City of Colorado Springs Co. Utilities System Revenue
4.00% 11/15/45	1,000,000	1,225,290
Colorado Health Facilities Authority
4.00% 08/01/49	5,100,000	5,746,731
5.00% 06/01/47 (a)	1,750,000	2,248,365
Metro Wastewater Reclamation District
5.00% 04/01/27 (a)	1,730,000	1,833,817
Regional Transportation District
4.25% 11/01/36	3,405,000	4,662,092
5.00% 11/01/27 - 11/01/29	13,760,000	17,068,532

		32,784,827

Connecticut - 4.4%
Connecticut State Health & Educational Facilities Authority
1.10% 07/01/48	1,000,000	1,016,020
5.00% 07/01/46	6,500,000	7,489,820
South Central Connecticut Regional Water Authority
5.00% 08/01/27 - 08/01/28 (a)	2,195,000	2,466,390
State of Connecticut
3.00% 01/15/35 (d)	1,000,000	1,126,460
4.00% 08/01/33	1,000,000	1,123,060
5.00% 01/01/22 - 05/01/37	15,600,000	17,282,450
State of Connecticut Special Tax Revenue
5.00% 10/01/27 - 10/01/36	23,325,000	26,582,895
Town of Fairfield
5.00% 08/01/21	1,000,000	1,027,850
University of Connecticut Revenue, Series 2020 A,
5.00% 02/15/36	500,000	655,120

		58,770,065

	Principal Amount ($)	Fair Value $

Delaware - 1.0%
City of Wilmington
4.00% 01/01/32	1,000,000	1,293,390
Delaware Transportation Authority
4.00% 07/01/38	750,000	924,090
5.00% 06/01/45	6,680,000	7,676,923
University of Delaware Revenue
5.00% 11/01/38	2,235,000	2,913,211

		12,807,614

District of Columbia – 3.4%
District of Columbia
4.00% 03/01/37 - 10/15/44	10,485,000	12,556,013
5.00% 05/01/32 - 06/01/38	3,750,000	4,448,460
5.00% 04/01/42 (a)	6,250,000	8,022,102
District of Columbia Water & Sewer Authority
5.00% 10/01/27	1,000,000	1,305,330
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00% 10/01/44	5,000,000	6,114,700
Washington Metropolitan Area Transit Authority
5.00% 07/01/34 - 07/01/43	10,445,000	13,018,428

		45,465,033

Florida - 1.7%
Broward County FL Water & Sewer Utility Revenue Rev., Series 2019 A,
5.00% 10/01/40	1,000,000	1,314,060
City Of Lake Worth Beach, Florida Consolidated Utility Revenue
4.00% 10/01/35	1,000,000	1,241,090
City of Tampa FL Water & Wastewater System Revenue
4.00% 10/01/44	1,000,000	1,240,080
County of Miami-Dade FL Water & Sewer System Revenue
5.00% 10/01/43	5,000,000	6,286,300
County of Orange FL Water Utility System Revenue
5.00% 10/01/37	3,000,000	4,089,450

See Notes to Schedules of Investments and Notes to Financial Statements.

62	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

County of Sarasota FL Utility System Revenue Series 2020 A,
5.00% 10/01/36	400,000	541,684
Martin County Health Facilities Authority
4.00% 01/01/46	5,000,000	5,805,400
State of Florida Department of Transportation Rev.,
3.00% 07/01/34 (d)	1,500,000	1,744,875

		22,262,939

Georgia - 6.1%
City of Atlanta Department of Aviation
5.00% 01/01/25 - 01/01/34	18,500,000	19,520,715
City of Atlanta Water & Wastewater Revenue
4.00% 11/01/36	1,500,000	1,808,160
5.00% 11/01/41	5,000,000	6,303,850
5.25% 11/01/30 (a)	5,690,000	6,501,735
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75% 11/01/27 - 11/01/30 (b)	9,500,000	13,325,205
Forsyth County School District GO,
5.00% 02/01/35	1,500,000	2,025,360
Georgia State Road & Tollway Authority Rev.,
5.00% 06/01/32	1,000,000	1,354,520
Gwinnett County Development Authority
5.00% 07/01/37 - 07/01/40	9,325,000	11,026,189
Municipal Electric Authority of Georgia
5.00% 01/01/35	5,500,000	6,287,215
State of Georgia
4.00% 08/01/35 - 07/01/36	11,000,000	13,446,210

		81,599,159

Hawaii - 0.6%
City & County Honolulu HI Wastewater System Revenue
5.00% 07/01/39	950,000	1,236,739
State of Hawaii
5.00% 01/01/36	4,850,000	6,288,122

		7,524,861

	Principal Amount ($)	Fair Value $

Illinois – 4.2%
City of Chicago O’Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	8,447,370
5.25% 01/01/42	8,000,000	9,631,120
5.63% 01/01/35	965,000	965,000
5.75% 01/01/39 (a)	9,655,000	9,655,000
5.75% 01/01/39	1,845,000	1,845,000
Illinois Finance Authority Rev.,
5.00% 07/01/35	2,000,000	2,738,560
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65% 06/15/22 (b)(c)	785,000	844,888
5.65% 06/15/22 (b)	3,520,000	3,683,961
Southwestern Illinois Development Authority (NPFG Insured)
5.00% 10/01/21 (b)(c)	195,000	201,878
5.00% 10/01/21 (b)	3,805,000	3,932,810
State of Illinois
4.00% 09/01/27	170,000	170,284
5.00% 11/01/26 - 03/01/31	13,000,000	14,143,328
5.13% 05/01/22	500,000	525,945

		56,785,144

Indiana – 0.6%
Indianapolis Local Public Improvement Bond Bank
4.00% 02/01/44	6,500,000	7,790,315

Kentucky - 1.8%
Kentucky State Property & Building Commission
5.00% 02/01/33 - 04/01/37	11,705,000	13,900,739
Louisville & Jefferson County Metropolitan Sewer District
5.00% 05/15/30	10,000,000	10,382,600

		24,283,339

Louisiana - 0.0%*
Lafayette Consolidated Government GO,
3.00% 03/01/35	500,000	569,720

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	63

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority
5.25% 07/01/21	525,000	526,785
Maine Turnpike Authority
5.00% 07/01/35 - 07/01/42	1,760,000	2,054,210
State of Maine
5.00% 06/01/30	1,000,000	1,384,300

		3,965,295

Maryland - 3.5%
City of Baltimore
4.00% 07/01/45	250,000	302,210
5.00% 07/01/35 - 07/01/46	14,415,000	17,274,516
5.00% 07/01/38 (a)	9,375,000	10,715,344
County of Prince George’s
5.00% 09/15/24 - 09/15/25 (a)	8,790,000	9,087,629
Maryland Health & Higher Educational Facilities Authority
5.00% 08/15/41 (a)	1,250,000	1,286,463
State of Maryland Department of Transportation, Revenue
5.00% 10/01/34 - 10/01/35	6,145,000	8,427,092

		47,093,254

Massachusetts - 3.9%
Commonwealth of Massachusetts
4.00% 05/01/44	3,045,000	3,588,989
5.00% 11/01/45 - 03/01/46	9,210,000	10,876,376
5.25% 09/01/43 - 01/01/44	17,825,000	23,023,358
Massachusetts Bay Transportation Authority
5.25% 07/01/30	5,000,000	6,712,200
Massachusetts Development Finance Agency
4.00% 06/01/49	1,000,000	1,099,190
Massachusetts Water Resources Authority
5.00% 08/01/32	4,140,000	4,605,295
5.00% 08/01/41 (a)	3,000,000	3,083,730

		52,989,138

Michigan - 1.2%
Michigan Finance Authority
5.00% 12/01/47 (a)	4,000,000	4,364,160

	Principal Amount ($)	Fair Value $
5.00% 11/15/48	3,500,000	4,395,755
State of Michigan
5.00% 03/15/27	4,415,000	5,584,534
University of Michigan Revenue
5.00% 04/01/46	1,000,000	1,191,910

		15,536,359

Minnesota - 1.3%
City of Rochester
4.00% 11/15/48	5,330,000	6,078,119
City of St. Cloud
5.00% 05/01/48	2,000,000	2,458,840
Rochester Independent School District No 535
3.00% 02/01/29	2,850,000	3,341,653
University of Minnesota
5.00% 09/01/39	4,350,000	5,402,091

		17,280,703

Mississippi - 0.0%*
Mississippi Development Bank
4.00% 02/01/45	250,000	295,780

Missouri - 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00% 10/01/44 (a)	8,010,000	8,684,362
Health & Educational Facilities Authority of the State of Missouri
4.00% 11/15/48	2,200,000	2,508,792
Kansas City Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,912,887
Metropolitan St Louis Sewer District Prerefunded @ 100% of Par
5.00% 05/01/45 (a)	480,000	575,659
5.00% 05/01/45 - 05/01/46	2,520,000	3,021,266

		16,702,966

New Hampshire - 0.0%*
City of Manchester
3.00% 12/01/40	575,000	637,945

New Jersey - 6.5%
New Jersey Economic Development Authority
5.00% 11/01/29 - 06/15/43	12,750,000	14,967,135

See Notes to Schedules of Investments and Notes to Financial Statements.

64	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

5.25% 06/15/40 (a)	220,000	268,587
5.25% 06/15/40	3,780,000	4,307,726
New Jersey Educational Facilities Authority
5.50% 09/01/30 - 09/01/33	14,700,000	17,668,099
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13% 07/01/38 (b)	6,215,000	6,777,768
New Jersey State Turnpike Authority
5.00% 01/01/33 - 01/01/45	15,400,000	17,817,868
5.00% 01/01/38 (a)	4,000,000	4,288,400
New Jersey Transportation Trust Fund Authority
5.00% 12/15/34 - 06/15/45	7,250,000	8,606,620
5.25% 06/15/36	7,350,000	7,489,797
New Jersey Turnpike Authority
4.00% 01/01/48	5,000,000	5,727,750

		87,919,750

New York - 11.3%
City of New York
4.00% 03/01/36	2,500,000	3,018,825
5.00% 08/01/26 - 04/01/43	7,500,000	9,252,105
Hudson Yards Infrastructure Corp.
4.00% 02/15/44	5,830,000	6,567,787
5.00% 02/15/39 - 02/15/45	11,000,000	13,194,940
Metropolitan Transportation Authority
5.00% 11/15/29 - 11/15/37	7,960,000	8,750,580
5.25% 11/15/55	1,000,000	1,217,970
Metropolitan Transportation Authority (AGMC Insured)
4.00% 11/15/49 (b)	5,000,000	5,624,200
New York City Transitional Finance Authority Building Aid Revenue
5.00% 07/15/36	6,000,000	7,559,640
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/35 - 11/01/42	5,700,000	6,709,945

	Principal Amount ($)	Fair Value $
5.00% 11/01/21 - 02/01/43	22,505,000	25,717,841
New York City Water & Sewer System
4.00% 06/15/42 - 06/15/43	5,500,000	6,683,180
5.00% 06/15/49	6,460,000	8,023,772
New York Liberty Development Corp.
5.00% 11/15/44	5,000,000	5,175,400
New York State Dormitory Authority
4.00% 08/01/38 - 07/01/41	6,655,000	7,734,564
5.00% 03/15/45 - 07/01/46	16,500,000	20,242,730
New York State Urban Development Corp.
4.00% 03/15/35 - 03/15/42	2,700,000	3,254,856
5.00% 03/15/35	2,960,000	3,949,617
Port Authority of New York & New Jersey
5.00% 11/15/47 - 09/01/48	6,500,000	7,973,320
The Trust for Cultural Resources of The City of New York
4.00% 12/01/35	500,000	596,525

		151,247,797

North Carolina - 0.7%
City of Charlotte NC Water & Sewer System Revenue
5.00% 07/01/34	750,000	1,024,523
North Carolina Capital Facilities Finance Agency
4.00% 10/01/44	2,000,000	2,272,800
State of North Carolina
5.00% 05/01/31	1,380,000	1,900,260
The University of North Carolina at Charlotte
5.00% 10/01/47	3,545,000	4,290,903

		9,488,486

Ohio – 5.8%
City of Columbus
5.00% 07/01/26 - 08/15/30 (a)	18,055,000	20,236,326
County of Franklin
5.00% 12/01/47	1,125,000	1,375,211
Northeast Ohio Regional Sewer District
3.00% 11/15/34	1,385,000	1,617,625

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	65

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

4.00% 11/15/36 - 11/15/43	9,270,000	10,970,122
5.00% 11/15/38 (a)	12,000,000	13,350,000
Ohio State Turnpike Commission
5.25% 02/15/39	18,250,000	19,886,112
Ohio Water Development Authority Rev.,
5.00% 12/01/38	4,960,000	6,583,557
University of Cincinnati
5.00% 06/01/45	3,500,000	4,201,855

		78,220,808

Oklahoma - 1.0%
Oklahoma Capital Improvement Authority
5.00% 07/01/28 - 07/01/29	5,000,000	5,723,690
Oklahoma Turnpike Authority
5.00% 01/01/28 - 01/01/31	6,000,000	6,996,125
The University of Oklahoma Rev., Series 2020 B,
5.00% 07/01/31	500,000	669,035

		13,388,850

Oregon - 1.2%
City of Bend OR Sewer Revenue
5.00% 05/01/42	3,140,000	4,143,199
City of Portland OR Sewer System Revenue Rev., Series 2020 A,
4.00% 03/01/33	1,910,000	2,429,558
Eugene Water Revenue
4.00% 08/01/45	1,000,000	1,126,320
Multnomah County School District No 1 Portland GO, Series 2020 B,
3.00% 06/15/33	2,000,000	2,328,720
State of Oregon Department of Transportation Rev., Series 2020 A,
5.00% 11/15/37	4,000,000	5,454,480

		15,482,277

Pennsylvania - 4.2%
Allegheny County Hospital Development Authority
4.00% 07/15/39	1,500,000	1,746,450
City of Philadelphia
5.00% 02/01/24 - 08/01/36	8,605,000	10,363,685

	Principal Amount ($)	Fair Value $
City of Philadelphia Water & Wastewater Revenue
5.00% 10/01/43 - 10/01/47	15,000,000	18,620,000
Delaware River Joint Toll Bridge Commission
5.00% 07/01/26	1,000,000	1,249,260
Delaware River Port Authority
5.00% 01/01/29 - 01/01/40	8,600,000	10,093,654
Erie City Water Authority
5.00% 12/01/33	1,110,000	1,448,717
General Authority of Southcentral Pennsylvania
4.00% 06/01/49	3,015,000	3,508,706
Montgomery County Higher Education & Health Authority
4.00% 09/01/49	3,000,000	3,375,810
Pennsylvania Economic Development Financing Authority
4.00% 11/15/42	5,000,000	5,650,700

		56,056,982

Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp.
5.00% 09/01/43	5,000,000	5,533,550
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00% 10/01/28	2,200,000	2,681,140

		8,214,690

South Carolina - 2.1%
City of Columbia SC Waterworks & Sewer System Revenue
5.00% 02/01/49	5,000,000	6,335,350
Piedmont Municipal Power Agency
5.00% 01/01/25	2,315,000	2,413,874
Piedmont Municipal Power Agency (AGC Insured)
5.75% 01/01/34 (b)	5,500,000	5,619,295
South Carolina State Public Service Authority
5.00% 12/01/37 - 12/01/38	12,000,000	14,394,600

		28,763,119

See Notes to Schedules of Investments and Notes to Financial Statements.

66	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Tennessee - 0.8%
City of Knoxville TN Wastewater System Revenue
3.00% 04/01/45	1,235,000	1,351,102
City of Memphis
4.00% 06/01/46	5,000,000	5,691,000
City of Memphis TN Electric System Revenue
3.00% 12/01/36	1,000,000	1,132,330
City of Memphis TN Sanitary Sewerage System Revenue
5.00% 10/01/30	650,000	905,353
County of Shelby
4.00% 04/01/36	1,000,000	1,243,910

		10,323,695

Texas - 8.3%
Board of Regents of the University of Texas System
5.00% 08/15/26	10,000,000	12,595,700
City of Austin Airport System Revenue
5.00% 11/15/46	3,000,000	3,537,420
City of Austin TX Water & Wastewater System Revenue
5.00% 11/15/33 - 11/15/42	17,345,000	19,345,938
City of Dallas TX Waterworks & Sewer System Revenue Rev., Series 2020 C,
5.00% 10/01/36	2,000,000	2,719,420
City of Dallas Waterworks & Sewer System Revenue
5.00% 10/01/46	3,550,000	4,395,716
City of Houston
5.00% 03/01/31	3,460,000	4,561,872
City of Houston TX Combined Utility System Revenue, Rev., Series 2019 B,
5.00% 05/15/28 - 11/15/37	6,160,000	7,296,113
County of Harris
5.00% 10/01/30	1,000,000	1,346,890
Dallas Area Rapid Transit
4.00% 12/01/34	1,220,000	1,516,326
Dallas Fort Worth International Airport
5.25% 11/01/29	5,000,000	5,641,150

	Principal Amount ($)	Fair Value $
Frisco Independent School District GO,
4.00% 02/15/35 (d)	1,000,000	1,265,200
Grand Parkway Transportation Corp. Rev., Series 2018 A,
5.00% 10/01/48	2,000,000	2,490,600
Lower Colorado River Authority
5.00% 05/15/44	2,000,000	2,422,640
North Texas Municipal Water District Water System Revenue
3.00% 09/01/34	3,000,000	3,472,260
North Texas Tollway Authority
5.00% 01/01/26 - 01/01/48	8,000,000	9,760,970
5.00% 09/01/31 (a)	3,500,000	3,610,705
Texas Transportation Commission State Highway Fund
5.00% 04/01/23	10,750,000	11,901,325
Texas Water Development Board
3.00% 10/15/36	5,000,000	5,809,150
4.00% 10/15/43	2,500,000	3,020,000
The Harris County Toll Road Authority
4.00% 08/15/37 (d)	2,500,000	3,112,800
5.00% 08/15/32 (d)	1,000,000	1,370,720

		111,192,915

Utah - 0.8%
Salt Lake City Utah Public Utilities Revenue
4.00% 02/01/45	725,000	865,179
The University of Utah
4.00% 08/01/39	1,875,000	2,307,506
Utah Transit Authority
5.00% 06/15/42 (a)	7,500,000	8,024,625

		11,197,310

Vermont - 0.1%
University of Vermont & State Agricultural College
5.00% 10/01/37	1,195,000	1,755,431

Virginia - 2.1%
County of Fairfax
4.00% 10/01/35	6,645,000	8,070,020
University of Virginia
5.00% 04/01/47	6,000,000	7,340,220

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	67

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Upper Occoquan Sewage Authority Rev.,
3.00% 07/01/47	1,910,000	2,113,568
Virginia College Building Authority
4.00% 02/01/40	1,500,000	1,828,515
Virginia Resources Authority
4.00% 11/01/41	5,585,000	6,434,088
5.00% 11/01/46	1,720,000	2,099,363

		27,885,774

Washington - 1.9%
Clark County School District No 114 Evergreen GO,
4.00% 12/01/34	2,000,000	2,524,180
County of King Washington
5.00% 12/01/31	1,520,000	2,117,375
King & Snohomish Counties School District No. 417 Northshore
4.00% 12/01/38	1,000,000	1,223,540
King County School District No. 210 Federal Way
3.00% 12/01/37	1,675,000	1,903,085
State of Washington
5.00% 08/01/34 - 08/01/43	11,485,000	14,985,661
University of Washington
5.00% 04/01/50	2,000,000	2,591,740

		25,345,581

	Principal Amount ($)	Fair Value $

Wisconsin - 0.7%
State of Wisconsin
5.00% 05/01/34	2,000,000	2,634,940
State of Wisconsin Environmental Improvement Fund Revenue
5.00% 06/01/37	5,000,000	6,560,350

		9,195,290

Total Municipal Bonds and Notes (Cost $1,233,321,446)		1,331,123,065

Short-Term Investments - 0.6%
State Street Institutional Treasury Plus Fund - Premier Class 0.03% (Cost $7,432,447) (e)(f)	7,432,447	7,432,447

Total Investments (Cost $1,240,753,893)		1,338,555,512

Other Assets and Liabilities, net - 0.2%		3,060,996

NET ASSETS - 100.0%		1,341,616,508

Notes to Schedule of Investments — December 31, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Income
Fund had no insurance concentrations of 5% or greater as of December 31, 2020 (as a percentage of net assets).
(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.

See Notes to Schedules of Investments and Notes to Financial Statements.

68	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2020

Abbreviations:

AGC - Assured Guaranty Corporation

AGMC - Assured Guaranty Municipal Company

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporations

NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Tax-Exempt Income Fund	Investments in Securities

	Municipal Bonds and Notes	$—	$1,331,123,065	$—	$1,331,123,065

	Short-Term Investments	7,432,447	—	—	7,432,447

	Total Investments in Securities	$7,432,447	$1,331,123,065	$—	$1,338,555,512

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$323,236,329	$315,803,882	$—	$—	7,432,447	$7,432,447	$41,868
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,584,856	17,584,856	11,195,102	28,779,958	—	—	—	—	7,589

TOTAL		$17,584,856	$334,431,431	$344,583,840	$—	$—		$7,432,447	$49,457

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	69

Elfun Income Fund

Management’s Discussion of Fund Performance — December 31, 2020 (Unaudited)

The Elfun Income Fund (the “Fund”) seeks to provide a high level of income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 8.03% and the Index was 7.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Asset allocation and security selection, which each had a positive impact, and duration, which had a negative impact, were the primary drivers of Fund performance during the Reporting Period relative to the Index.

During the reporting period, the Fund increased its over-weight asset allocation to credit sectors from modest levels after credit spreads widened substantially in response to the COVID-19 global pandemic. The U.S. government responded with fiscal and monetary stimulus, which included a Federal Reserve program to temporarily buy U.S. corporate credit bonds, causing credit spreads to tighten significantly in the last three quarters of the Reporting Period. Given the timing of management’s allocation increase to credit, the Fund’s allocation to credit generated positive excess returns to the Index despite the fact that credit spreads widened during the Reporting Period.

Security selection in the investment-grade credit and agency MBS allocations generated positive excess returns relative to the Index, which was offset by security selection in the treasury allocation, which generated negative excess returns relative to the Index.

Over the course of the Reporting Period, the ten-year government interest rate decreased from 1.92% to 0.92%. During the first quarter of 2020, we had the view that the Phase One trade agreement between the U.S. and China coupled with pent up private investment would lead to above trend growth. As such, we felt that long-term interest rates were near a cyclical low and established a short duration position relative to the Index. The COVID-19 global pandemic caused interest rates to decline significantly, negatively impacting the Fund’s performance relative to the Index.

The Fund used treasury futures, interest rate swaps, options on treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of options on treasury futures contributed to Fund performance relative to the Index, while its use of treasury futures, interest rate swaps, and index credit default swaps detracted from Fund performance relative to the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

70	Elfun Income Fund

Elfun Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period July 1, 2020	$1,000.00	$1,000.00
End of the Period December 31, 2020	$1,027.70	$1,023.78
Expenses Paid During the Period*	$1.38	$1.37

*

Expenses are equal to the Fund’s annualized expense ratio of 0.27%** (for the period July 1, 2020-December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Elfun Income Fund	71

Elfun Income Fund

Performance Summary — December 31, 2020 (Unaudited)

Quality Ratings

as of December 31, 2020 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	19.1%

Aa / AA	40.4%

A / A	9.4%

Baa / BBB	26.9%

Ba / BB and lower	2.7%

NR / Other	1.5%

100.0%

Sector Allocation

Portfolio composition as a % of Fair Value of $258,839 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return For the Periods Ended December 31, 2020

(Inception date: 12/31/84)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Income Fund	8.03%	4.77%	4.24%	$15,142

Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.84%	$14,576

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G
(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

72	Elfun Income Fund

Elfun Income Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Elfun Income Fund	73

Elfun Income Fund

Schedule of Investments — December 31, 2020

	Principal Amount ($)	Fair Value $

Bonds and Notes - 93.3%†
U.S. Treasuries - 14.3%
U.S. Treasury Bonds
1.25% 05/15/50 (a)	417,000	378,493
2.25% 08/15/46 (a)	1,602,000	1,829,784
3.00% 08/15/48 (a)	3,000,000	3,948,750
3.75% 08/15/41 (a)	513,500	729,571
4.50% 08/15/39 (a)	114,000	174,349
U.S. Treasury Notes
0.13% 07/15/23 (a)	745,800	745,392
0.25% 07/31/25 (a)	1,985,400	1,979,506
0.38% 07/31/27 (a)	11,204,700	11,055,887
0.50% 03/15/23 (a)	2,217,000	2,234,840
0.63% 08/15/30 (a)	1,020,900	995,537
1.25% 03/31/21	6,823,000	6,841,390
1.38% 01/31/22 (a)	1,000,000	1,013,555
1.63% 02/15/26 (a)	1,134,000	1,205,938
2.50% 01/31/24 (a)	45,100	48,317
2.63% 02/15/29 (a)	1,602,000	1,839,046

		35,020,355

Agency Mortgage Backed - 25.1%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49 (a)	7,603,493	8,113,233
4.50% 06/01/33 - 02/01/35 (a)	11,162	12,509
5.00%07/01/35 (a)	75,398	87,583
5.50% 01/01/38 - 04/01/39 (a)	129,359	152,525
6.00% 08/01/29 - 11/01/37 (a)	286,211	333,157
7.00% 01/01/27 - 08/01/36 (a)	64,278	75,749
7.50% 11/01/29 - 09/01/33 (a)	6,608	7,461
8.00% 11/01/30 (a)	2,880	3,304
Federal National Mortgage Assoc.
3.50% 08/01/45 - 01/01/48 (a)	14,284,726	15,634,832
4.00% 01/01/41 - 01/01/50 (a)	4,427,679	4,809,313
4.50% 07/01/33 - 12/01/48 (a)	2,118,781	2,347,445
5.00% 03/01/34 - 05/01/39 (a)	185,856	213,944
5.50% 12/01/32 - 01/01/39 (a)	469,598	545,530
6.00% 03/01/21 - 05/01/41 (a)	1,067,406	1,245,087

	Principal Amount ($)	Fair Value $
6.50% 05/01/21 - 08/01/36 (a)	51,171	57,388
7.00% 10/01/32 - 02/01/34 (a)	8,349	9,348
7.50% 12/01/26 - 03/01/33 (a)	34,796	39,742
8.00% 06/01/24 - 10/01/31 (a)	8,457	9,303
8.50% 04/01/30 (a)	1,864	2,260
9.00% 12/01/22 (a)	335	340
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85% 09/25/46 (b)(c)	2,116,087	479,252
Federal National Mortgage Assoc.
2.00% TBA (d)	5,670,760	5,921,968
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45 (a)	7,237,310	7,722,639
3.50% 08/20/48 (a)	1,864,583	1,995,398
4.00% 01/20/41 - 04/20/43 (a)	1,105,677	1,222,688
4.50% 08/15/33 - 03/20/41 (a)	496,239	557,797
5.00% 08/15/33 (a)	27,727	30,791
6.00% 04/15/27 - 09/15/36 (a)	138,030	158,685
6.50% 03/15/24 - 09/15/36 (a)	51,648	57,985
7.00% 11/15/27 - 10/15/36 (a)	36,082	40,925
7.50% 03/15/23 - 11/15/31 (a)	11,034	11,730
8.00% 09/15/27 - 06/15/30 (a)	21,840	23,525
9.00% 12/15/21 (a)	64	65
2.50% TBA (d)	8,940,456	9,461,238

		61,384,739

Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (b)(c)	745,961	2,379
2.51% 07/25/29	745,000	827,438
4.05% 09/25/28 (b)	300,000	362,850
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (c)	100,650	3,265
5.50% 06/15/33 (c)	27,535	4,750

See Notes to Schedules of Investments and Notes to Financial Statements.

74	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.99% 10/15/42 (b)(c)	1,725,889	297,336
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.44% 08/15/25 (b)(c)	27,409	658
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (e)(f)	512	490
8.00% 02/01/23 - 07/01/24 (c)	1,211	115
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35% 04/01/37 (a)(b)	2,279	2,334
Federal National Mortgage Assoc. REMIC
1.10%12/25/42 (b)(c)	162,620	5,833
5.00% 02/25/40 - 09/25/40 (c)	73,892	8,415
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%07/25/38 (b)(c)	27,789	5,026
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.40% 11/25/41 (b)(c)	2,812,169	624,736
Federal National Mortgage Assoc. STRIPS
1.87% 12/25/34 (e)(f)	27,953	25,587
4.50% 08/25/35 - 01/25/36 (c)	53,521	7,310
5.00% 03/25/38 - 05/25/38 (c)	31,699	5,556
5.50% 12/25/33 (c)	9,080	1,461
6.00% 01/25/35 (c)	33,859	6,415
7.50% 11/25/23 (c)	2,449	181
8.00% 08/25/23 - 07/25/24 (c)	2,147	224
8.50% 07/25/22 (c)	147	4
8.50% 07/25/22 (c)**	5	-
9.00% 05/25/22 (c)	94	2
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (c)	3,236	8

		2,192,373

	Principal Amount ($)	Fair Value $
Asset Backed - 2.0%
Ally Auto Receivables Trust 2018-1
2.35% 06/15/22	31,180	31,249
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24	664,000	677,698
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (g)	333,000	336,374
CarMax Auto Owner Trust
3.13% 06/15/23	130,729	132,920
Chase Funding Trust 2004-1
4.99% 11/25/33 (h)	120,227	120,227
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (g)	487,000	508,106
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	941,000	945,152
Nissan Auto Lease Trust 2019-A
2.76% 03/15/22	292,660	294,347
Nissan Auto Lease Trust 2020-A
1.80% 05/16/22	242,369	243,477
Santander Retail Auto Lease Trust 2019-B
2.30% 01/20/23 (g)	918,000	934,882
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (g)	135,000	136,925
Trillium Credit Card Trust II
3.04% 01/26/24 (g)	466,000	466,831

		4,828,188

Corporate Notes - 41.0%
3M Co.
3.13% 09/19/46 (a)	39,000	43,611
Abbott Laboratories
3.75% 11/30/26 (a)	28,000	32,798
4.90% 11/30/46 (a)	68,000	100,431
AbbVie Inc.
2.60% 11/21/24	145,000	155,412
2.95% 11/21/26	200,000	221,480
3.20% 05/14/26 (a)	70,000	77,739
3.20% 11/21/29	130,000	146,432
3.25% 10/01/22	84,000	87,492
3.45% 03/15/22	207,000	213,382

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	75

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

4.05% 11/21/39	85,000	102,787
4.25% 11/21/49	101,000	127,038
4.63% 10/01/42	13,000	16,527
4.70% 05/14/45 (a)	31,000	40,438
4.88% 11/14/48 (a)	23,000	31,274
5.00% 12/15/21	194,000	200,146
Advance Auto Parts Inc.
3.90% 04/15/30 (a)	330,000	380,180
Aetna Inc.
3.50% 11/15/24 (a)	68,000	74,676
Aircastle Ltd.
4.25% 06/15/26 (a)	112,000	118,646
Albemarle Wodgina Pty Ltd.
3.45% 11/15/29 (a)	165,000	175,923
Alcon Finance Corp.
2.60% 05/27/30 (a)(g)	239,000	254,279
3.80% 09/23/49 (a)(g)	207,000	244,798
Alexandria Real Estate Equities Inc.
1.88% 02/01/33 (a)	85,000	84,718
4.70% 07/01/30 (a)	43,000	53,383
Alibaba Group Holding Ltd.
4.00% 12/06/37 (a)	200,000	235,920
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (a)(g)	116,000	119,784
2.95% 01/25/30 (a)(g)	95,000	103,701
3.80% 01/25/50 (a)(g)	117,000	138,163
Ally Financial Inc.
5.75% 11/20/25 (a)	95,000	110,510
Alphabet Inc.
1.10% 08/15/30 (a)	86,000	84,548
Altria Group Inc.
2.95% 05/02/23 (a)	54,000	56,952
3.40% 05/06/30 (a)	35,000	39,113
3.80% 02/14/24 (a)	45,000	49,155
4.25% 08/09/42 (a)	10,000	11,146
4.45% 05/06/50 (a)	55,000	65,018
4.50% 05/02/43 (a)	44,000	50,992
4.80% 02/14/29 (a)	107,000	128,295
Amazon.com Inc.
1.50% 06/03/30 (a)	65,000	66,183
2.50% 06/03/50 (a)	75,000	77,721
2.70% 06/03/60 (a)	60,000	64,099
3.15% 08/22/27 (a)	34,000	38,678
4.05% 08/22/47 (a)	35,000	46,241
4.25% 08/22/57 (a)	23,000	32,599
Ameren Corp.
2.50% 09/15/24 (a)	206,000	219,559
3.65% 02/15/26 (a)	45,000	50,780
America Movil SAB de C.V.
3.13% 07/16/22 (a)	205,000	213,106

	Principal Amount ($)	Fair Value $
4.38% 04/22/49 (a)	200,000	257,078
American Campus Communities Operating Partnership LP
4.13% 07/01/24 (a)	36,000	39,333
American Electric Power Company Inc.
3.25% 03/01/50 (a)	60,000	64,225
American Electric Power Company Inc.
2.30% 03/01/30 (a)	70,000	73,084
American Express Co.
3.00% 10/30/24 (a)	56,000	61,103
American International Group Inc.
4.25% 03/15/29 (a)	82,000	98,480
4.50% 07/16/44 (a)	88,000	112,570
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (a)(b)	23,000	26,466
American Tower Corp.
1.50% 01/31/28	231,000	232,490
2.90% 01/15/30 (a)	84,000	91,585
3.70% 10/15/49 (a)	48,000	54,399
3.80% 08/15/29 (a)	101,000	117,266
American Water Capital Corp.
2.95% 09/01/27 (a)	65,000	71,659
Amgen Inc.
2.45% 02/21/30 (a)	40,000	42,968
3.15% 02/21/40 (a)	140,000	152,709
3.38% 02/21/50 (a)	38,000	42,412
4.56% 06/15/48 (a)	74,000	97,400
4.66% 06/15/51 (a)	23,000	31,228
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26 (a)	107,000	121,022
4.70% 02/01/36 (a)	39,000	49,440
4.90% 02/01/46 (a)	89,000	115,644
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30 (a)	94,000	108,930
4.00% 04/13/28 (a)	23,000	27,091
4.35% 06/01/40 (a)	165,000	202,003
4.38% 04/15/38 (a)	133,000	164,220
4.50% 06/01/50 (a)	72,000	90,868
4.60% 04/15/48 (a)	48,000	60,540

See Notes to Schedules of Investments and Notes to Financial Statements.

76	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

4.75% 04/15/58 (a)	43,000	56,534
5.55% 01/23/49 (a)	141,000	199,982
Anthem Inc.
2.88% 09/15/29 (a)	47,000	52,108
3.30% 01/15/23 (a)	67,000	70,919
3.70% 09/15/49 (a)	47,000	56,027
Apollo Management Holdings LP
2.65% 06/05/30 (a)(g)	330,000	337,069
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (a)(b)(g)	90,000	91,810
Apple Inc.
2.20% 09/11/29 (a)	68,000	73,449
2.95% 09/11/49 (a)	60,000	67,257
3.35% 02/09/27 (a)	35,000	39,843
3.45% 02/09/45 (a)	129,000	156,450
3.85% 08/04/46 (a)	92,000	118,319
Applied Materials Inc.
4.35% 04/01/47 (a)	53,000	73,454
Aptiv PLC
4.40% 10/01/46 (a)	39,000	42,441
Archer-Daniels-Midland Co.
2.50% 08/11/26 (a)	48,000	52,355
Ares Capital Corp.
3.25% 07/15/25 (a)	467,000	494,151
Ascension Health
4.85% 11/15/53 (a)	84,000	124,855
AstraZeneca PLC
4.00% 01/17/29 (a)	34,000	40,572
4.38% 08/17/48 (a)	19,000	25,543
AT&T Inc.
2.30% 06/01/27 (a)	140,000	149,169
2.75% 06/01/31 (a)	283,000	302,402
3.30% 02/01/52 (a)	95,000	94,258
3.85% 06/01/60 (a)	130,000	136,959
4.35% 03/01/29 (a)	103,000	122,845
4.45% 04/01/24 (a)	52,000	58,047
4.50% 05/15/35 (a)	96,000	116,311
4.55% 03/09/49 (a)	49,000	58,472
4.75% 05/15/46 (a)	33,000	40,643
4.80% 06/15/44 (a)	76,000	94,397
4.85% 03/01/39 (a)	78,000	96,700
5.15% 11/15/46 (a)	13,000	16,789
5.25% 03/01/37 (a)	67,000	86,756
5.35% 12/15/43 (a)	52,000	66,142
5.45% 03/01/47 (a)	128,000	172,677
Athene Holding Ltd.
4.13% 01/12/28 (a)	62,000	69,000

	Principal Amount ($)	Fair Value $
6.15% 04/03/30 (a)	141,000	175,011
Avangrid Inc.
3.15% 12/01/24 (a)	100,000	109,011
Avery Dennison Corp.
2.65% 04/30/30 (a)	49,000	52,673
Bank of America Corp.
3.25% 10/21/27 (a)	3,000	3,360
3.95% 04/21/25 (a)	73,000	82,253
4.18% 11/25/27 (a)	137,000	158,927
4.25% 10/22/26 (a)	108,000	126,431
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (a)(b)	392,000	419,518
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (a)(b)	84,000	86,428
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (a)(b)	42,000	46,144
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (a)(b)	67,000	75,575
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%04/23/27 (a)(b)	233,000	263,160
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (a)(b)	188,000	214,376
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (a)(b)	44,000	54,716

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	77

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (a)(b)	91,000	112,369
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (a)(b)	31,000	36,892
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (a)(b)	190,000	195,101
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (a)(b)	85,000	112,534
Barclays PLC
4.84% 05/09/28 (a)	200,000	231,032
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65% 06/24/31 (a)(b)	238,000	248,208
Barrick North America Finance LLC
5.70% 05/30/41 (a)	14,000	20,176
BAT Capital Corp.
2.26% 03/25/28 (a)	70,000	72,389
2.73% 03/25/31 (a)	139,000	143,897
3.56% 08/15/27 (a)	47,000	52,398
3.73% 09/25/40 (a)	85,000	88,908
3.98% 09/25/50 (a)	139,000	144,710
4.39% 08/15/37 (a)	96,000	107,438
4.54% 08/15/47 (a)	43,000	47,745
4.70% 04/02/27 (a)	70,000	82,539
4.91% 04/02/30 (a)	94,000	113,520
BAT International Finance PLC
1.67% 03/25/26 (a)	70,000	71,771
Baxter International Inc.
3.95% 04/01/30 (a)(g)	40,000	47,798
Bayer US Finance II LLC
3.50% 06/25/21 (a)(g)	416,000	420,834
Becton Dickinson and Co.

	Principal Amount ($)	Fair Value $
2.89% 06/06/22 (a)	76,000	78,443
3.70% 06/06/27 (a)	55,000	62,922
3.73% 12/15/24 (a)	3,000	3,323
4.67% 06/06/47 (a)	13,000	17,024
4.69% 12/15/44 (a)	11,000	14,204
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (a)	34,000	38,780
3.70% 07/15/30 (a)(g)	105,000	124,344
3.80% 07/15/48 (a)	37,000	44,243
4.25% 10/15/50 (a)(g)	73,000	94,178
6.13% 04/01/36 (a)	21,000	31,010
Berkshire Hathaway Finance Corp.
1.45% 10/15/30 (a)	95,000	96,261
2.85% 10/15/50 (a)	105,000	112,612
4.25% 01/15/49 (a)	56,000	74,193
Berkshire Hathaway Inc.
4.50% 02/11/43 (a)	3,000	4,073
Berry Global Inc.
4.88% 07/15/26 (g)	185,000	198,625
BHP Billiton Finance USA Ltd.
5.00% 09/30/43 (a)	23,000	33,795
Biogen Inc.
2.25% 05/01/30 (a)	45,000	46,821
3.15% 05/01/50 (a)	28,000	28,919
Block Financial LLC
3.88% 08/15/30 (a)	45,000	48,561
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13% 12/31/99 (a)(b)(g)	200,000	207,528
Boardwalk Pipelines LP
4.80% 05/03/29 (a)	91,000	104,194
Boston Scientific Corp.
4.70% 03/01/49 (a)	35,000	47,747
BP Capital Markets America Inc.
3.00%02/24/50 (a)	110,000	113,175
3.02%01/16/27 (a)	114,000	125,988
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%12/31/99 (a)(b)	141,000	150,322
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (a)(b)	141,000	156,679

See Notes to Schedules of Investments and Notes to Financial Statements.

78	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

BPCE S.A.
4.50% 03/15/25 (a)(g)	238,000	268,895
Brighthouse Financial Inc.
3.70% 06/22/27 (a)	5,000	5,435
4.70% 06/22/47 (a)	2,000	2,102
Bristol-Myers Squibb Co.
1.45% 11/13/30	270,000	271,104
2.35% 11/13/40	54,000	55,272
2.55% 11/13/50	65,000	66,425
3.20% 06/15/26 (a)	136,000	153,026
3.40% 07/26/29 (a)	91,000	105,785
3.45% 11/15/27 (a)	3,000	3,456
4.13% 06/15/39 (a)	72,000	92,303
4.25% 10/26/49 (a)	72,000	97,132
4.35% 11/15/47 (a)	4,000	5,384
4.55% 02/20/48 (a)	26,000	36,081
5.00% 08/15/45 (a)	32,000	46,171
Brixmor Operating Partnership LP
3.90% 03/15/27 (a)	36,000	40,040
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65% 01/15/23 (a)	16,000	16,658
3.13% 01/15/25 (a)	16,000	17,297
3.88% 01/15/27 (a)	31,000	34,778
Broadcom Inc.
3.15% 11/15/25 (a)	185,000	202,029
4.15% 11/15/30 (a)	142,000	164,193
4.30% 11/15/32 (a)	94,000	111,415
Brown-Forman Corp.
4.00% 04/15/38 (a)	15,000	18,562
Bunge Limited Finance Corp.
3.75% 09/25/27 (a)	25,000	28,590
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (a)	85,000	113,154
4.55% 09/01/44 (a)	124,000	168,634
Cameron LNG LLC
3.30% 01/15/35 (a)(g)	22,000	24,755
Canadian Natural Resources Ltd.
3.85% 06/01/27 (a)	77,000	86,507
4.95% 06/01/47 (a)	16,000	20,177
Cantor Fitzgerald LP
4.88% 05/01/24 (a)(g)	227,000	252,363
Capital One Financial Corp.
3.75% 07/28/26 (a)	124,000	140,215
4.75% 07/15/21 (a)	181,000	185,190
Cardinal Health Inc.
2.62% 06/15/22 (a)	45,000	46,328
3.08% 06/15/24 (a)	26,000	27,965

	Principal Amount ($)	Fair Value $
Carrier Global Corp.
2.72% 02/15/30	90,000	96,214
3.38% 04/05/40	60,000	65,791
3.58% 04/05/50	90,000	100,663
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50 (a)	136,000	159,596
3.80% 08/15/42 (a)	26,000	32,799
Celulosa Arauco y Constitucion S.A.
4.20% 01/29/30 (a)(g)	209,000	236,523
Centene Corp.
3.38% 02/15/30 (a)	127,000	133,581
4.25% 12/15/27 (a)	370,000	393,809
5.38% 08/15/26 (g)	551,000	582,622
CenterPoint Energy Inc.
2.50% 09/01/22 (a)	178,000	184,006
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46% 07/23/22 (a)	132,000	139,132
4.80% 03/01/50 (a)	47,000	55,821
5.05% 03/30/29 (a)	51,000	61,811
5.75% 04/01/48 (a)	101,000	131,997
6.38% 10/23/35 (a)	13,000	17,824
6.48% 10/23/45 (a)	30,000	42,374
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25 (a)	185,000	215,281
Chevron Corp.
1.55% 05/11/25 (a)	48,000	49,962
2.24% 05/11/30 (a)	92,000	98,649
2.98% 05/11/40 (a)	70,000	77,563
3.08% 05/11/50 (a)	120,000	133,963
Choice Hotels International Inc.
3.70% 01/15/31 (a)	100,000	110,479
Chubb INA Holdings Inc.
1.38% 09/15/30 (a)	390,000	388,701
4.35% 11/03/45 (a)	67,000	90,687
Cigna Corp.
2.40% 03/15/30 (a)	85,000	90,463
3.25% 04/15/25 (a)	55,000	60,427
3.40% 09/17/21 - 03/15/50 (a)	153,000	165,125
3.75% 07/15/23 (a)	36,000	38,883
3.88% 10/15/47 (a)	22,000	26,092
4.13% 11/15/25 (a)	93,000	106,987
4.38% 10/15/28 (a)	34,000	41,050
4.80% 08/15/38 (a)	32,000	41,614
4.90% 12/15/48 (a)	19,000	26,099

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	79

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Cisco Systems Inc.
5.90% 02/15/39 (a)	49,000	75,135
Citigroup Inc.
4.40% 06/10/25 (a)	576,000	660,309
4.45% 09/29/27 (a)	22,000	25,984
4.65% 07/23/48 (a)	129,000	177,825
4.75% 05/18/46 (a)	53,000	70,364
5.50% 09/13/25 (a)	238,000	286,228
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68% 05/15/24 (a)(b)	472,000	486,556
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (a)(b)	56,000	58,126
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (a)(b)	68,000	74,899
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (a)(b)	41,000	49,082
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (a)(b)	191,000	196,176
CME Group Inc.
3.75% 06/15/28 (a)	42,000	49,847
CMS Energy Corp.
4.88% 03/01/44 (a)	151,000	200,274
CNA Financial Corp.
3.45% 08/15/27 (a)	33,000	37,356
3.90% 05/01/29 (a)	89,000	105,639
CNH Industrial Capital LLC
1.95% 07/02/23 (a)	150,000	154,644
4.88% 04/01/21 (a)	84,000	84,809
CNOOC Finance 2014 ULC
4.25% 04/30/24 (a)	423,000	459,238
CNOOC Petroleum North America ULC
6.40% 05/15/37 (a)	59,000	81,190
Comcast Corp.
2.65% 08/15/62 (a)	120,000	120,042
2.80% 01/15/51 (a)	80,000	83,323
3.10% 04/01/25 (a)	80,000	87,982

	Principal Amount ($)	Fair Value $
3.20% 07/15/36 (a)	85,000	96,316
3.25% 11/01/39 (a)	115,000	130,004
3.38% 08/15/25 (a)	4,000	4,463
3.45% 02/01/50 (a)	70,000	82,231
3.97% 11/01/47 (a)	150,000	187,666
4.15% 10/15/28 (a)	80,000	95,945
4.60% 08/15/45 (a)	53,000	70,976
4.70% 10/15/48 (a)	44,000	61,092
CommonSpirit Health
4.35% 11/01/42	130,000	152,363
Conagra Brands Inc.
5.30% 11/01/38 (a)	38,000	50,962
5.40% 11/01/48 (a)	29,000	41,358
Concho Resources Inc.
4.30% 08/15/28 (a)	50,000	59,231
4.88% 10/01/47 (a)	32,000	43,555
ConocoPhillips Co.
4.30% 11/15/44 (a)	84,000	106,013
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (a)	81,000	88,515
3.35% 04/01/30 (a)	40,000	45,782
3.88% 06/15/47 (a)	46,000	54,379
3.95% 04/01/50 (a)	65,000	79,126
Constellation Brands Inc.
3.15% 08/01/29 (a)	191,000	212,644
3.70% 12/06/26 (a)	71,000	81,372
4.50% 05/09/47 (a)	68,000	86,217
Continental Resources Inc.
4.50% 04/15/23 (a)	254,000	261,762
Corning Inc.
4.38% 11/15/57 (a)	46,000	56,671
Corporate Nacional del Cobre de Chile
3.15% 01/15/51 (g)	130,000	131,022
Corporate Office Properties LP
2.25% 03/15/26 (a)	100,000	104,211
Costco Wholesale Corp.
1.75% 04/20/32 (a)	94,000	97,465
Credit Suisse AG
2.95% 04/09/25 (a)	250,000	274,210
Credit Suisse Group AG (4.19% fixed rate until 04/01/30; 3.73% + SOFR thereafter)
4.19% 04/01/31 (a)(b)(g)	272,000	320,027
Crown Castle International Corp.
3.30% 07/01/30 (a)	259,000	290,761
4.15% 07/01/50 (a)	40,000	48,474
5.20% 02/15/49 (a)	61,000	83,056

See Notes to Schedules of Investments and Notes to Financial Statements.

80	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

CSX Corp.
4.50% 03/15/49 - 08/01/54 (a)	143,000	190,961
CubeSmart LP
4.38% 02/15/29 (a)	97,000	114,339
Cummins Inc.
1.50% 09/01/30 (a)	96,000	96,564
2.60% 09/01/50 (a)	96,000	97,736
CVS Health Corp.
3.00% 08/15/26 (a)	94,000	104,128
3.25% 08/15/29 (a)	75,000	84,458
3.35% 03/09/21 (a)	59,000	59,313
3.63% 04/01/27 (a)	90,000	102,459
3.75% 04/01/30 (a)	65,000	75,782
3.88% 07/20/25 (a)	34,000	38,504
4.25% 04/01/50 (a)	45,000	56,284
4.30% 03/25/28 (a)	15,000	17,779
4.78% 03/25/38 (a)	50,000	63,319
5.00% 12/01/24 (a)	75,000	86,111
5.13% 07/20/45 (a)	54,000	72,448
5.30% 12/05/43 (a)	94,000	127,260
D.R. Horton Inc.
2.60% 10/15/25 (a)	236,000	254,590
Dell International LLC/EMC Corp.
4.00% 07/15/24 (a)(g)	109,000	120,259
5.45% 06/15/23 (a)(g)	50,000	55,316
6.02% 06/15/26 (a)(g)	24,000	29,297
8.10% 07/15/36 (a)(g)	11,000	16,172
8.35% 07/15/46 (a)(g)	17,000	25,637
Deutsche Bank AG
3.30% 11/16/22 (a)	205,000	214,133
Deutsche Telekom AG
3.63% 01/21/50 (a)(g)	191,000	220,454
Devon Energy Corp.
5.00% 06/15/45 (a)	34,000	39,864
DH Europe Finance II Sarl
2.60% 11/15/29 (a)	82,000	89,676
3.25% 11/15/39 (a)	47,000	53,480
3.40% 11/15/49 (a)	23,000	27,273
Diamondback Energy Inc.
2.88% 12/01/24 (a)	115,000	120,793
3.25% 12/01/26 (a)	80,000	85,500
3.50% 12/01/29 (a)	69,000	73,751
5.38% 05/31/25 (a)	278,000	288,631
Digital Realty Trust LP
3.60% 07/01/29 (a)	149,000	170,884
Discover Bank
2.70% 02/06/30 (a)	250,000	266,285
Discovery Communications LLC
2.95% 03/20/23 (a)	123,000	129,528
3.95% 03/20/28 (a)	57,000	65,352

	Principal Amount ($)	Fair Value $
4.95% 05/15/42 (a)	17,000	20,500
5.00% 09/20/37 (a)	23,000	29,230
Dollar General Corp.
3.50% 04/03/30 (a)	121,000	139,287
4.13% 04/03/50 (a)	82,000	104,297
Dollar Tree Inc.
4.00% 05/15/25 (a)	67,000	75,629
Dominion Energy Inc.
3.07% 08/15/24 (a)(h)	85,000	91,854
3.38% 04/01/30 (a)	140,000	159,393
Dover Corp.
2.95% 11/04/29 (a)	95,000	103,027
DTE Energy Co.
2.85% 10/01/26 (a)	40,000	43,929
3.85% 12/01/23 (a)	40,000	43,529
Duke Energy Carolinas LLC
3.95% 03/15/48 (a)	52,000	65,126
Duke Energy Corp.
3.55% 09/15/21 (a)	66,000	66,933
3.75% 09/01/46 (a)	16,000	18,570
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (a)(b)	137,000	147,983
Duke Energy Progress LLC
4.15% 12/01/44 (a)	58,000	73,943
Duke Realty LP
3.05% 03/01/50 (a)	40,000	43,435
3.25% 06/30/26 (a)	44,000	49,208
3.38% 12/15/27 (a)	37,000	41,643
DuPont de Nemours Inc.
2.17% 05/01/23 (a)	140,000	141,849
5.32% 11/15/38 (a)	28,000	37,951
5.42% 11/15/48 (a)	28,000	40,513
Duquesne Light Holdings Inc.
3.62% 08/01/27 (a)(g)	120,000	132,958
DXC Technology Co.
4.00% 04/15/23 (a)	189,000	201,982
Eastman Chemical Co.
3.50% 12/01/21 (a)	89,000	91,454
3.60% 08/15/22 (a)	35,000	36,455
4.65% 10/15/44 (a)	94,000	118,870
Eaton Corp.
3.10% 09/15/27 (a)	48,000	53,775
Ecolab Inc.
1.30% 01/30/31 (a)	95,000	94,023
2.13% 08/15/50 (a)	191,000	182,361
Edison International
4.95% 04/15/25 (a)	155,000	176,647
5.75% 06/15/27 (a)	29,000	34,711

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	81

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

EI du Pont de Nemours & Co.
2.30% 07/15/30 (a)	69,000	73,429
Eli Lilly & Co.
3.95% 03/15/49 (a)	86,000	112,270
Emera US Finance LP
4.75% 06/15/46 (a)	16,000	20,430
Emerson Electric Co.
1.80% 10/15/27 (a)	60,000	63,349
2.75% 10/15/50 (a)	49,000	52,035
Empower Finance 2020 LP
1.36% 09/17/27 (a)(g)	140,000	141,420
1.78% 03/17/31 (a)(g)	234,000	239,352
Enbridge Energy Partners LP
5.50% 09/15/40 (a)	12,000	14,831
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (a)(b)	238,000	267,840
Enel Finance International N.V.
3.63% 05/25/27 (a)(g)	273,000	310,043
Energy Transfer Operating LP
4.25% 03/15/23 (a)	89,000	94,538
4.50% 04/15/24 (a)	58,000	63,544
4.95% 06/15/28 (a)	28,000	32,218
5.30% 04/15/47 (a)	96,000	105,662
6.13% 12/15/45 (a)	21,000	24,811
6.50% 02/01/42 (a)	79,000	96,615
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (a)(b)	285,000	263,733
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23 (a)	43,000	46,569
Entergy Louisiana LLC
3.05% 06/01/31 (a)	64,000	72,426
4.00% 03/15/33 (a)	33,000	41,133
Enterprise Products Operating LLC
4.25% 02/15/48 (a)	112,000	131,342
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (a)(b)	44,000	44,550

	Principal Amount ($)	Fair Value $
EOG Resources Inc.
4.15% 01/15/26 (a)	7,000	8,134
4.38% 04/15/30 (a)	105,000	127,980
4.95% 04/15/50 (a)	94,000	127,652
5.10% 01/15/36 (a)	34,000	42,303
Equinix Inc.
1.25% 07/15/25 (a)	125,000	127,445
2.15% 07/15/30 (a)	135,000	137,550
Equinor ASA
3.25% 11/18/49 (a)	50,000	55,633
ERP Operating LP
4.50% 07/01/44 (a)	37,000	48,881
Essex Portfolio LP
2.65% 03/15/32 (a)	50,000	53,584
Eversource Energy
3.45% 01/15/50 (a)	92,000	105,487
Exelon Corp.
3.50% 06/01/22 (a)	71,000	73,849
4.05% 04/15/30 (a)	141,000	166,938
4.45% 04/15/46 (a)	94,000	119,998
4.70% 04/15/50 (a)	94,000	124,594
Exxon Mobil Corp.
2.61% 10/15/30 (a)	283,000	309,044
3.45% 04/15/51 (a)	150,000	171,219
FedEx Corp.
3.80% 05/15/25 (a)	377,000	425,889
4.10% 02/01/45 (a)	183,000	216,956
FirstEnergy Transmission LLC
4.55% 04/01/49 (a)(g)	84,000	98,054
Fiserv Inc.
3.50% 07/01/29 (a)	38,000	43,648
4.40% 07/01/49 (a)	38,000	50,650
Florida Power & Light Co.
2.85% 04/01/25 (a)	170,000	185,528
4.13% 02/01/42 (a)	65,000	82,690
Ford Motor Co.
4.35% 12/08/26 (a)	54,000	57,581
Ford Motor Credit Company LLC
3.10% 05/04/23 (a)	237,000	239,102
3.22% 01/09/22 (a)	215,000	217,601
3.34% 03/28/22 (a)	200,000	202,594
5.88% 08/02/21 (a)	302,000	308,565
Fox Corp.
3.50% 04/08/30 (a)	95,000	108,179
General Dynamics Corp.
4.25% 04/01/50 (a)	70,000	95,462
General Mills Inc.
2.88% 04/15/30 (a)	55,000	61,018
4.55% 04/17/38 (a)	34,000	43,881
4.70% 04/17/48 (a)	13,000	18,220

See Notes to Schedules of Investments and Notes to Financial Statements.

82	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

General Motors Co.
5.20% 04/01/45 (a)	12,000	14,521
5.40% 10/02/23 - 04/01/48 (a)	55,000	65,762
6.13% 10/01/25 (a)	142,000	172,412
6.80% 10/01/27 (a)	75,000	96,475
General Motors Financial Company Inc.
3.45% 01/14/22 - 04/10/22 (a)	300,000	308,165
3.55% 04/09/21 (a)	196,000	197,448
4.20% 11/06/21 (a)	359,000	369,684
5.25% 03/01/26 (a)	55,000	64,671
Georgia-Pacific LLC
1.75% 09/30/25 (a)(g)	189,000	197,766
3.60% 03/01/25 (a)(g)	272,000	302,815
Gilead Sciences Inc.
1.20% 10/01/27 (a)	65,000	65,473
1.65% 10/01/30 (a)	55,000	55,111
2.60% 10/01/40 (a)	70,000	70,706
2.80% 10/01/50 (a)	70,000	69,896
2.95% 03/01/27 (a)	12,000	13,253
3.50% 02/01/25 (a)	33,000	36,489
3.65% 03/01/26 (a)	34,000	38,552
4.15% 03/01/47 (a)	40,000	48,956
4.80% 04/01/44 (a)	32,000	42,231
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (a)	80,000	85,701
3.63% 05/15/25 (a)	75,000	84,513
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (a)	105,000	122,102
Glencore Finance Canada Ltd.
4.25% 10/25/22 (a)(g)	182,000	193,633
4.95% 11/15/21 (a)(g)	69,000	71,521
Glencore Funding LLC
2.50% 09/01/30 (a)(g)	94,000	96,074
Gray Oak Pipeline LLC
2.00% 09/15/23 (a)(g)	234,000	238,036
2.60% 10/15/25 (a)(g)	170,000	175,987
Grupo Televisa SAB
5.00% 05/13/45 (a)	204,000	246,136
Halliburton Co.
3.80% 11/15/25 (a)	4,000	4,485
5.00% 11/15/45 (a)	45,000	53,080
HCA Inc.
4.13% 06/15/29 (a)	48,000	55,726
4.50% 02/15/27 (a)	94,000	109,397
Health Care Service Corp.
2.20% 06/01/30 (a)(g)	236,000	246,386
3.20% 06/01/50 (a)(g)	50,000	53,603

	Principal Amount ($)	Fair Value $
Healthcare Trust of America Holdings LP
2.00% 03/15/31 (a)	75,000	74,999
Hess Corp.
5.60% 02/15/41 (a)	19,000	23,001
5.80% 04/01/47 (a)	12,000	15,141
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (a)	20,000	26,402
Highwoods Realty LP
4.13% 03/15/28 (a)	52,000	58,086
4.20% 04/15/29 (a)	132,000	150,506
Honeywell International Inc.
2.70% 08/15/29 (a)	5,000	5,586
Hormel Foods Corp.
1.80% 06/11/30 (a)	190,000	196,447
HSBC Holdings PLC
4.25% 03/14/24 (a)	222,000	245,021
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01% 09/22/28 (a)(b)	330,000	337,887
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (a)(b)	423,000	482,309
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00% 12/31/99 (a)(b)	465,000	505,748
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50% 12/31/99 (a)(b)	205,000	230,215
Huntington Bancshares Inc.
2.55% 02/04/30 (a)	187,000	200,913
Hyundai Capital America
3.10% 04/05/22 (a)(g)	57,000	58,649
Imperial Brands Finance PLC
3.13% 07/26/24 (a)(g)	264,000	282,646
3.50% 02/11/23 - 07/26/26 (a)(g)	490,000	524,950
Ingredion Inc.
2.90% 06/01/30 (a)	100,000	110,324
3.90% 06/01/50 (a)	47,000	56,104

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	83

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Intel Corp.
2.45% 11/15/29 (a)	187,000	202,184
2.88% 05/11/24 (a)	18,000	19,413
3.10% 02/15/60 (a)	88,000	95,035
Intercontinental Exchange Inc.
1.85% 09/15/32 (a)	48,000	48,369
2.65% 09/15/40 (a)	48,000	49,234
3.00% 09/15/60 (a)	90,000	93,767
International Business Machines Corp.
3.45% 02/19/26 (a)	254,000	287,868
4.15% 05/15/39 (a)	150,000	190,138
4.25% 05/15/49 (a)	150,000	196,699
International Paper Co.
4.40% 08/15/47 (a)	69,000	90,133
Interstate Power & Light Co.
3.40% 08/15/25 (a)	238,000	262,754
ITC Holdings Corp.
2.95% 05/14/30 (a)(g)	236,000	258,514
JAB Holdings BV
2.20% 11/23/30(g)	250,000	250,760
Jabil Inc.
3.95% 01/12/28 (a)	63,000	71,508
Jefferies Group LLC
5.13% 01/20/23 (a)	53,000	57,932
John Deere Capital Corp.
2.45% 01/09/30 (a)	235,000	257,041
Johnson & Johnson
3.63% 03/03/37 (a)	46,000	56,438
Johnson Controls International PLC
4.50% 02/15/47 (a)	26,000	34,131
JPMorgan Chase & Co.
3.30% 04/01/26 (a)	174,000	194,836
3.63% 12/01/27 (a)	35,000	39,764
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (a)(b)	155,000	169,678
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51% 01/23/29 (a)(b)	42,000	47,866
JPMorgan Chase & Co. (3.68% fixed rate until 04/30/21; 3.47% + 3 month USD LIBOR thereafter)
3.68% 12/29/49 (a)(b)	64,000	63,542

	Principal Amount ($)	Fair Value $
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (a)(b)	57,000	69,266
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (a)(b)	105,000	132,527
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (a)(b)	158,000	181,645
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (a)(b)	61,000	71,579
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (a)(b)	67,000	85,067
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (a)(b)	370,000	456,199
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (a)(b)	187,000	192,670
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (a)(b)	145,000	158,766
Kaiser Foundation Hospitals
3.27% 11/01/49 (a)	154,000	175,914
Keurig Dr Pepper Inc.
3.20% 05/01/30 (a)	106,000	120,278
3.80% 05/01/50 (a)	148,000	177,132
4.50% 11/15/45 (a)	40,000	51,206
4.60% 05/25/28 (a)	12,000	14,639

See Notes to Schedules of Investments and Notes to Financial Statements.

84	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

KeyCorp
2.25% 04/06/27 (a)	281,000	300,850
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (a)	206,000	206,000
4.70% 11/01/42 (a)	13,000	14,887
5.00% 03/01/43 (a)	37,000	43,743
6.38% 03/01/41 (a)	37,000	48,581
Kinder Morgan Inc.
5.05% 02/15/46 (a)	35,000	42,628
KLA Corp.
3.30% 03/01/50 (a)	95,000	107,189
4.10% 03/15/29 (a)	189,000	226,513
4.65% 11/01/24 (a)	94,000	107,059
Kohl’s Corp.
9.50% 05/15/25 (a)	47,000	60,913
L3Harris Technologies Inc.
3.85% 12/15/26 (a)	71,000	82,098
Lear Corp.
4.25% 05/15/29 (a)	107,000	122,022
5.25% 05/15/49 (a)	47,000	57,521
Leidos Inc.
2.95% 05/15/23 (a)(g)	189,000	198,877
3.63% 05/15/25 (a)(g)	55,000	61,488
4.38% 05/15/30 (a)(g)	186,000	222,960
Liberty Mutual Group Inc.
3.95% 05/15/60 (a)(g)	46,000	55,168
Life Storage LP
2.20% 10/15/30 (a)	130,000	132,812
Lincoln National Corp.
3.63% 12/12/26 (a)	35,000	40,071
4.35% 03/01/48 (a)	49,000	62,587
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44% 02/05/26 (a)(b)	200,000	211,440
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87% 07/09/25 (a)(b)	285,000	314,235
Lockheed Martin Corp.
3.55% 01/15/26 (a)	36,000	40,907
4.50% 05/15/36 (a)	85,000	112,254
Lowe’s Companies Inc.
1.30% 04/15/28 (a)	60,000	60,356
1.70% 10/15/30 (a)	46,000	46,497
3.00% 10/15/50 (a)	90,000	96,534
3.70% 04/15/46 (a)	15,000	17,882
4.05% 05/03/47 (a)	36,000	45,009
LYB International Finance BV
4.88% 03/15/44 (a)	20,000	25,205

	Principal Amount ($)	Fair Value $
LYB International Finance II BV
3.50% 03/02/27 (a)	18,000	20,184
LYB International Finance III LLC
1.25% 10/01/25 (a)	55,000	55,966
3.63% 04/01/51 (a)	92,000	100,479
3.80% 10/01/60 (a)	45,000	48,201
Marathon Oil Corp.
3.85% 06/01/25 (a)	29,000	31,079
Masco Corp.
3.50% 11/15/27 (a)	16,000	18,108
Mastercard Inc.
3.30% 03/26/27 (a)	80,000	91,276
3.85% 03/26/50 (a)	30,000	38,775
McCormick & Company Inc.
2.50% 04/15/30 (a)	86,000	92,121
3.25% 11/15/25 (a)	534,000	587,245
McDonald’s Corp.
3.60% 07/01/30 (a)	141,000	165,176
3.63% 09/01/49 (a)	29,000	34,053
3.70% 01/30/26 (a)	14,000	15,912
3.80% 04/01/28 (a)	65,000	76,055
4.20% 04/01/50 (a)	73,000	93,601
4.88% 12/09/45 (a)	35,000	47,469
Medtronic Inc.
4.63% 03/15/45 (a)	12,000	17,051
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (a)	118,000	155,005
Merck & Company Inc.
1.45% 06/24/30 (a)	125,000	126,434
2.45% 06/24/50 (a)	120,000	124,290
2.75% 02/10/25 (a)	52,000	56,556
4.00% 03/07/49 (a)	32,000	42,270
MetLife Inc.
4.05% 03/01/45 (a)	16,000	20,490
4.72% 12/15/44 (a)	59,000	80,802
Microchip Technology Inc.
2.67% 09/01/23 (a)(g)	472,000	494,293
Micron Technology Inc.
2.50% 04/24/23 (a)	135,000	140,779
Microsoft Corp.
2.40% 08/08/26 (a)	67,000	73,088
2.68% 06/01/60 (a)	32,000	34,781
3.45% 08/08/36 (a)	40,000	49,294
3.50% 02/12/35 (a)	46,000	56,580
3.70% 08/08/46 (a)	129,000	163,247
3.95% 08/08/56 (a)	57,000	78,061
4.10% 02/06/37 (a)	12,000	15,691
Molson Coors Beverage Co.
2.10% 07/15/21 (a)	142,000	143,041
4.20% 07/15/46 (a)	32,000	36,610

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	85

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Morgan Stanley
3.70% 10/23/24 (a)	28,000	31,166
3.95% 04/23/27 (a)	128,000	148,010
4.35% 09/08/26 (a)	188,000	221,240
4.38% 01/22/47 (a)	56,000	76,100
5.00% 11/24/25 (a)	425,000	507,484
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (a)(b)	301,000	322,010
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62% 04/01/31 (a)(b)	120,000	139,470
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (a)(b)	58,000	71,755
MPLX LP
1.75% 03/01/26 (a)	85,000	87,913
2.65% 08/15/30 (a)	110,000	115,549
3.38% 03/15/23 (a)	34,000	35,986
5.20% 12/01/47 (a)	33,000	40,111
5.25% 01/15/25 (a)	598,000	614,505
MPLX LP (1.34% fixed rate until 02/01/2021; 1.10% + 3 month USD LIBOR)
1.33% 09/09/22 (a)(b)	180,000	180,047
Mylan Inc.
5.20% 04/15/48 (a)	44,000	57,890
National Oilwell Varco Inc.
3.60% 12/01/29 (a)	140,000	146,279
National Retail Properties Inc.
4.00% 11/15/25 (a)	65,000	72,611
Newmont Corp.
4.88% 03/15/42 (a)	62,000	83,962
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26 (a)	123,000	137,600
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (a)(b)	84,000	98,593
NIKE Inc.
3.38% 03/27/50 (a)	43,000	53,113

	Principal Amount ($)	Fair Value $
NiSource Inc.
3.60% 05/01/30 (a)	98,000	113,577
3.95% 03/30/48 (a)	28,000	34,415
Noble Energy Inc.
3.85% 01/15/28 (a)	169,000	195,709
3.90% 11/15/24 (a)	36,000	40,017
4.20% 10/15/49 (a)	49,000	63,673
5.05% 11/15/44 (a)	16,000	22,451
Nomura Holdings Inc.
2.65% 01/16/25 (a)	230,000	245,426
3.10% 01/16/30 (a)	208,000	227,024
Norfolk Southern Corp.
3.95% 10/01/42 (a)	61,000	73,915
Northrop Grumman Corp.
3.85% 04/15/45 (a)	14,000	16,969
4.03% 10/15/47 (a)	12,000	15,004
Novartis Capital Corp.
2.20% 08/14/30 (a)	141,000	151,643
3.00% 11/20/25 (a)	8,000	8,856
NRG Energy Inc.
2.00% 12/02/25 (g)	140,000	145,086
2.45% 12/02/27 (g)	90,000	94,478
Nucor Corp.
3.95% 05/01/28 (a)	71,000	83,795
Nutrien Ltd.
4.00% 12/15/26 (a)	32,000	37,178
4.90% 06/01/43 (a)	60,000	77,145
NVIDIA Corp.
2.85% 04/01/30 (a)	45,000	50,625
3.50% 04/01/50 (a)	115,000	139,408
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70% 05/01/25 (a)(g)	95,000	102,141
Occidental Petroleum Corp.
2.90% 08/15/24 (a)	57,000	54,939
4.85% 03/15/21 (a)	10,000	10,003
Oklahoma Gas & Electric Co.
3.25% 04/01/30 (a)	80,000	91,002
Oncor Electric Delivery Company LLC
3.80% 09/30/47 (a)	18,000	22,265
ONEOK Inc.
4.35% 03/15/29 (a)	88,000	99,677
Oracle Corp.
2.40% 09/15/23 (a)	34,000	35,765
2.65% 07/15/26 (a)	91,000	99,729
2.95% 04/01/30 (a)	141,000	157,606
3.60% 04/01/50 (a)	94,000	109,732
3.80% 11/15/37 (a)	22,000	26,444
4.00% 07/15/46 - 11/15/47 (a)	125,000	153,421
4.13% 05/15/45 (a)	30,000	37,276

See Notes to Schedules of Investments and Notes to Financial Statements.

86	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Otis Worldwide Corp.
2.06% 04/05/25 (a)	115,000	121,970
2.57% 02/15/30 (a)	60,000	64,409
3.36% 02/15/50 (a)	55,000	63,891
Ovintiv Exploration Inc.
5.63% 07/01/24 (a)	439,000	469,787
Owens Corning
4.40% 01/30/48 (a)	36,000	43,446
Pacific Gas & Electric Co.
2.50% 02/01/31 (a)	141,000	141,052
Pacific Gas & Electric Co.
2.10% 08/01/27 (a)	80,000	81,383
3.30% 08/01/40 (a)	141,000	141,254
3.50% 08/01/50 (a)	60,000	59,519
PacifiCorp
2.70% 09/15/30 (a)	85,000	93,639
6.25% 10/15/37 (a)	4,000	6,009
Parker-Hannifin Corp.
3.25% 06/14/29 (a)	82,000	93,055
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (a)(b)	330,000	344,032
PayPal Holdings Inc.
2.65% 10/01/26 (a)	125,000	137,362
3.25% 06/01/50 (a)	68,000	78,144
PepsiCo Inc.
1.63% 05/01/30 (a)	90,000	92,344
2.63% 07/29/29 (a)	121,000	133,701
3.45% 10/06/46 (a)	33,000	39,706
Perrigo Finance Unlimited Co.
4.38% 03/15/26 (a)	200,000	226,562
Pfizer Inc.
2.63% 04/01/30 (a)	65,000	72,084
2.70% 05/28/50 (a)	169,000	181,193
3.45% 03/15/29 (a)	39,000	45,524
3.60% 09/15/28 (a)	93,000	109,627
3.90% 03/15/39 (a)	51,000	63,614
4.13% 12/15/46 (a)	42,000	55,352
4.40% 05/15/44 (a)	19,000	25,575
Philip Morris International Inc.
1.50% 05/01/25 (a)	73,000	75,637
2.10% 05/01/30 (a)	47,000	48,955
3.38% 08/15/29 (a)	66,000	75,701
4.13% 03/04/43 (a)	37,000	45,394
Phillips 66
2.15% 12/15/30 (a)	472,000	478,750
Phillips 66 Partners LP
3.15% 12/15/29 (a)	251,000	261,924
3.75% 03/01/28 (a)	26,000	28,279
4.68% 02/15/45 (a)	48,000	52,120

	Principal Amount ($)	Fair Value $
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 (a)	111,000	116,218
3.65% 06/01/22 (a)	132,000	136,001
PPL Capital Funding Inc.
3.10% 05/15/26 (a)	79,000	87,380
Precision Castparts Corp.
4.38% 06/15/45 (a)	60,000	75,442
Prologis LP
4.38% 02/01/29 (a)	77,000	94,162
Prudential Financial Inc.
3.94% 12/07/49 (a)	95,000	115,805
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (a)(b)	86,000	99,272
Public Service Company of Colorado
3.70% 06/15/28 (a)	84,000	98,073
Public Service Electric & Gas Co.
2.38% 05/15/23 (a)	135,000	140,962
PVH Corp.
4.63% 07/10/25 (a)	185,000	208,253
QUALCOMM Inc.
1.30% 05/20/28 (a)(g)	31,000	31,326
1.65% 05/20/32 (a)(g)	3,000	3,010
3.25% 05/20/27 (a)	4,000	4,542
4.30% 05/20/47 (a)	16,000	21,520
Quest Diagnostics Inc.
2.95% 06/30/30 (a)	35,000	38,618
Ralph Lauren Corp.
1.70% 06/15/22 (a)	35,000	35,643
Raytheon Technologies Corp.
3.13% 05/04/27 (a)	142,000	158,546
3.50% 03/15/27	50,000	57,039
3.65% 08/16/23 (a)	3,000	3,235
3.95% 08/16/25 (a)	34,000	38,983
4.13% 11/16/28 (a)	10,000	11,928
4.15% 05/15/45 (a)	56,000	70,729
4.45% 11/16/38 (a)	45,000	57,216
4.50% 06/01/42 (a)	39,000	50,867
Realty Income Corp.
3.00% 01/15/27 (a)	29,000	32,070
3.25% 01/15/31 (a)	90,000	102,195
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30 (a)	165,000	162,632
2.80% 09/15/50 (a)	75,000	72,632

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	87

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Reliance Steel & Aluminum Co.
2.15% 08/15/30 (a)	170,000	174,976
Reynolds American Inc.
4.45% 06/12/25 (a)	4,000	4,560
Rio Tinto Finance USA PLC
4.13% 08/21/42 (a)	37,000	48,270
Rockwell Automation Inc.
4.20% 03/01/49 (a)	66,000	89,289
Rogers Communications Inc.
5.00% 03/15/44 (a)	25,000	34,285
Roper Technologies Inc.
2.95% 09/15/29 (a)	97,000	106,688
Ross Stores Inc.
4.70% 04/15/27 (a)	35,000	41,379
Royalty Pharma PLC
0.75% 09/02/23 (a)(g)	75,000	75,379
1.20% 09/02/25 (a)(g)	100,000	101,594
1.75% 09/02/27 (a)(g)	65,000	66,829
2.20% 09/02/30 (a)(g)	29,000	29,772
3.30% 09/02/40 (a)(g)	38,000	40,011
3.55% 09/02/50 (a)(g)	28,000	29,839
RPM International Inc.
3.75% 03/15/27 (a)	40,000	44,331
Ryder System Inc.
2.90% 12/01/26 (a)	245,000	269,204
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (a)	44,000	50,494
4.50% 05/15/30 (a)(g)	55,000	65,381
5.00% 03/15/27 (a)	16,000	18,883
5.88% 06/30/26 (a)	141,000	170,523
Santander Holdings USA Inc.
4.40% 07/13/27 (a)	40,000	45,559
Santander UK Group Holdings PLC
4.75% 09/15/25 (a)(g)	200,000	223,138
Saudi Arabian Oil Co.
3.50% 04/16/29 (a)(g)	254,000	282,260
4.38% 04/16/49 (a)(g)	254,000	307,889
Schlumberger Holdings Corp.
3.90% 05/17/28 (a)(g)	76,000	85,736
Selective Insurance Group Inc.
5.38% 03/01/49 (a)	38,000	47,845
Sempra Energy
3.80% 02/01/38 (a)	26,000	30,046
4.00% 02/01/48 (a)	35,000	41,597

	Principal Amount ($)	Fair Value $
Shell International Finance BV
2.38% 08/21/22 (a)	119,000	123,119
3.13% 11/07/49 (a)	112,000	123,943
3.75% 09/12/46 (a)	29,000	35,056
4.13% 05/11/35 (a)	37,000	46,297
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23 (a)	13,000	13,779
3.20% 09/23/26 (a)	21,000	23,485
Simon Property Group LP
3.38% 06/15/27 (a)	55,000	60,876
Societe Generale S.A. (1.49% fixed rate until 12/14/25; 1.10% + 1 year CMT Rate thereafter)
1.49% 12/14/26 (b)(g)	233,000	235,106
Southern California Edison Co.
2.40% 02/01/22 (a)	104,000	105,774
4.00% 04/01/47 (a)	166,000	195,236
4.20% 03/01/29 (a)	123,000	144,135
Southern Company Gas Capital Corp.
3.95% 10/01/46 (a)	91,000	107,051
4.40% 05/30/47 (a)	13,000	16,338
Southern Copper Corp.
5.88% 04/23/45 (a)	64,000	92,706
Southwest Airlines Co.
2.63% 02/10/30 (a)	140,000	142,754
Southwestern Electric Power Co.
2.75% 10/01/26 (a)	62,000	67,364
Spectra Energy Partners LP
3.38% 10/15/26 (a)	15,000	16,753
4.50% 03/15/45 (a)	13,000	15,273
Spirit Realty LP
4.00% 07/15/29 (a)	106,000	119,215
Starbucks Corp.
4.00% 11/15/28 (a)	40,000	47,580
Steel Dynamics Inc.
3.25% 10/15/50 (a)	46,000	47,806
3.45% 04/15/30 (a)	70,000	79,237
Stryker Corp.
1.95% 06/15/30 (a)	189,000	194,464
2.90% 06/15/50 (a)	85,000	90,129
Suncor Energy Inc.
4.00% 11/15/47 (a)	15,000	16,998
Sunoco Logistics Partners Operations LP
5.30% 04/01/44 (a)	62,000	66,950
Suzano Austria GmbH
6.00% 01/15/29 (a)	244,000	294,506

See Notes to Schedules of Investments and Notes to Financial Statements.

88	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Sysco Corp.
3.25% 07/15/27 (a)	46,000	51,335
5.95% 04/01/30 (a)	30,000	39,439
6.60% 04/01/50 (a)	25,000	38,375
T-Mobile USA Inc.
3.50% 04/15/25 (a)(g)	117,000	129,450
3.75% 04/15/27 (a)(g)	212,000	241,780
3.88% 04/15/30 (a)(g)	57,000	65,897
4.50% 04/15/50 (a)(g)	30,000	37,176
Takeda Pharmaceutical Company Ltd.
2.05% 03/31/30 (a)	200,000	204,302
3.03% 07/09/40 (a)	200,000	211,388
3.18% 07/09/50 (a)	200,000	212,730
3.38% 07/09/60 (a)	200,000	220,622
4.00% 11/26/21 (a)	310,000	318,847
Tampa Electric Co.
4.35% 05/15/44 (a)	118,000	148,719
Target Corp.
2.50% 04/15/26 (a)	54,000	59,679
Teck Resources Ltd.
3.90% 07/15/30	97,000	107,993
5.40% 02/01/43 (a)	51,000	60,570
Telefonica Emisiones S.A.
4.10% 03/08/27 (a)	300,000	347,010
Texas Instruments Inc.
3.88% 03/15/39 (a)	71,000	88,989
The Allstate Corp.
4.20% 12/15/46 (a)	36,000	47,605
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (a)(b)	127,000	136,012
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (a)(b)	71,000	75,456
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (a)(b)	101,000	101,263
The Boeing Co.
2.70% 02/01/27 (a)	178,000	185,056
2.95% 02/01/30 (a)	57,000	58,943
3.25% 03/01/28 (a)	14,000	14,826
3.55% 03/01/38 (a)	12,000	12,278

	Principal Amount ($)	Fair Value $
3.75% 02/01/50 (a)	50,000	52,290
5.04% 05/01/27 (a)	260,000	304,213
5.15% 05/01/30 (a)	188,000	227,553
5.81% 05/01/50 (a)	165,000	227,208
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (b)	233,000	244,596
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (a)(g)	227,000	261,851
The Clorox Co.
1.80% 05/15/30 (a)	130,000	133,808
The Coca-Cola Co.
2.60% 06/01/50 (a)	189,000	198,605
2.75% 06/01/60 (a)	97,000	111,586
The Dow Chemical Co.
2.10% 11/15/30 (a)	72,000	73,694
3.60% 11/15/50 (a)	72,000	80,730
4.25% 10/01/34 (a)	66,000	79,682
5.55% 11/30/48 (a)	48,000	69,067
The Estee Lauder Companies Inc.
2.38% 12/01/29 (a)	70,000	75,748
3.13% 12/01/49 (a)	55,000	63,478
The George Washington University
4.13% 09/15/48	100,000	125,844
The Goldman Sachs Group Inc.
2.60% 02/07/30 (a)	85,000	91,449
3.50% 04/01/25 - 11/16/26 (a)	261,000	292,112
3.85% 01/26/27 (a)	313,000	357,662
4.25% 10/21/25 (a)	5,000	5,728
5.15% 05/22/45 (a)	49,000	68,605
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88% 10/31/22 (a)(b)	124,000	126,521
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (a)(b)	129,000	133,560

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	89

Elfun Income Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (a)(b)	48,000	55,552
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (a)(b)	56,000	68,281
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (a)(b)	82,000	97,111
The Hartford Financial Services Group Inc.
2.80% 08/19/29 (a)	200,000	218,320
The Hartford Financial Services Group Inc. (2.35% fixed rate until 02/01/2021; 2.13% + 3 month USD LIBOR)
2.35% 02/12/67 (a)(b)(g)	120,000	104,992
The Home Depot Inc.
2.70% 04/15/30 (a)	53,000	59,099
3.35% 04/15/50 (a)	94,000	112,142
3.50% 09/15/56 (a)	60,000	74,147
3.90% 12/06/28 - 06/15/47 (a)	90,000	111,737
4.50% 12/06/48 (a)	39,000	54,807
The Kroger Co.
2.20% 05/01/30 (a)	82,000	86,224
2.95% 11/01/21 (a)	149,000	151,870
4.65% 01/15/48 (a)	33,000	43,268
The Mosaic Co.
5.63% 11/15/43 (a)	14,000	18,133
The Sherwin-Williams Co.
2.75% 06/01/22 (a)	2,000	2,060
3.45% 06/01/27 (a)	4,000	4,533
4.50% 06/01/47 (a)	11,000	14,650
The Southern Co.
3.25% 07/01/26 (a)	28,000	31,399
4.40% 07/01/46 (a)	15,000	18,873
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (a)(b)	75,000	84,823

	Principal Amount ($)	Fair Value $
The Travelers Companies Inc.
2.55% 04/27/50 (a)	85,000	89,358
The Walt Disney Co.
2.65% 01/13/31 (a)	140,000	153,478
3.38% 11/15/26 (a)	16,000	18,047
3.60% 01/13/51 (a)	139,000	168,487
4.75% 11/15/46 (a)	13,000	17,582
6.65% 11/15/37 (a)	94,000	147,941
The Williams Companies Inc.
3.75% 06/15/27 (a)	16,000	18,298
4.85% 03/01/48 (a)	46,000	56,682
4.90% 01/15/45 (a)	107,000	127,408
5.40% 03/04/44 (a)	14,000	17,278
Thermo Fisher Scientific Inc.
4.13% 03/25/25 (a)	3,000	3,413
4.50% 03/25/30 (a)	30,000	37,437
Time Warner Cable LLC
4.50% 09/15/42 (a)	12,000	13,981
6.55% 05/01/37 (a)	42,000	57,644
Total Capital International S.A.
3.46% 02/19/29 (a)	99,000	114,626
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24 (a)	63,000	69,616
3.80% 03/21/29 (a)	26,000	30,506
TransCanada PipeLines Ltd.
4.25% 05/15/28 (a)	124,000	146,721
4.88% 01/15/26 (a)	20,000	23,784
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (a)(b)	184,000	199,703
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28 (a)	55,000	63,093
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50% 08/02/22 (a)(b)	93,000	94,693
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (a)(b)	252,000	265,190

See Notes to Schedules of Investments and Notes to Financial Statements.

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Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

TSMC Global Ltd.
0.75% 09/28/25 (a)(g)	462,000	461,021
1.00% 09/28/27 (a)(g)	233,000	230,775
1.38% 09/28/30 (a)(g)	233,000	229,109
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (a)	18,000	22,902
Tyco Electronics Group S.A.
3.13% 08/15/27 (a)	52,000	57,651
Tyson Foods Inc.
4.00% 03/01/26 (a)	175,000	201,129
4.55% 06/02/47 (a)	16,000	21,212
U.S. Bancorp (5.13% fixed rate until 02/01/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (a)(b)	166,000	165,939
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86% 08/15/23 (a)(b)(g)	284,000	294,517
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13% 08/13/30 (a)(b)(g)	259,000	289,684
UDR Inc.
2.10% 08/01/32 (a)	120,000	122,280
3.00% 08/15/31 (a)	75,000	82,724
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57% 09/22/26 (a)(b)(g)	360,000	367,204
Union Pacific Corp.
3.50% 06/08/23 (a)	87,000	93,254
3.60% 09/15/37 (a)	18,000	20,892
4.10% 09/15/67 (a)	37,000	46,385
4.30% 03/01/49 (a)	51,000	66,787
UnitedHealth Group Inc.
2.00% 05/15/30 (a)	150,000	159,258
4.45% 12/15/48 (a)	92,000	126,925
4.75% 07/15/45 (a)	29,000	40,767
Unum Group
4.50% 03/15/25 (a)	45,000	51,018
Utah Acquisition Sub Inc.
3.15% 06/15/21 (a)	61,000	61,585
3.95% 06/15/26 (a)	15,000	17,164
Vale S.A.
5.63% 09/11/42 (a)	29,000	38,927

	Principal Amount ($)	Fair Value $
Valero Energy Corp.
2.85% 04/15/25 (a)	92,000	98,155
4.00% 04/01/29 (a)	118,000	132,790
Ventas Realty LP
3.25% 10/15/26 (a)	67,000	73,711
VEREIT Operating Partnership LP
2.85% 12/15/32	85,000	88,848
Verizon Communications Inc.
3.00% 03/22/27 (a)	331,000	366,834
4.33% 09/21/28 (a)	42,000	50,497
4.40% 11/01/34 (a)	98,000	122,345
4.52% 09/15/48 (a)	54,000	69,928
4.67% 03/15/55 (a)	52,000	69,665
4.86% 08/21/46 (a)	212,000	284,786
5.25% 03/16/37 (a)	42,000	57,323
ViacomCBS Inc.
2.90% 01/15/27 (a)	34,000	37,315
3.45% 10/04/26 (a)	47,000	50,800
3.70% 06/01/28 (a)	41,000	46,822
5.25% 04/01/44 (a)	12,000	15,631
Virginia Electric & Power Co.
4.00% 11/15/46 (a)	102,000	130,055
Visa Inc.
2.00% 08/15/50 (a)	120,000	114,149
2.05% 04/15/30 (a)	90,000	96,237
2.70% 04/15/40 (a)	97,000	105,972
Vistra Operations Company LLC
3.55% 07/15/24 (a)(g)	232,000	251,363
Vodafone Group PLC
4.38% 05/30/28 (a)	53,000	63,563
5.25% 05/30/48 (a)	37,000	51,372
Volkswagen Group of America Finance LLC
1.63% 11/24/27 (g)	232,000	234,276
Vornado Realty LP
3.50% 01/15/25 (a)	35,000	36,953
Vulcan Materials Co.
3.90% 04/01/27 (a)	18,000	20,984
Walmart Inc.
3.63% 12/15/47 (a)	43,000	54,472
3.70% 06/26/28 (a)	80,000	94,162
3.95% 06/28/38 (a)	34,000	43,291
4.05% 06/29/48 (a)	56,000	75,795
WEC Energy Group Inc.
3.55% 06/15/25 (a)	48,000	53,514
Wells Fargo & Co.
4.15% 01/24/29 (a)	160,000	189,800
4.75% 12/07/46 (a)	162,000	212,116

See Notes to Schedules of Investments and Notes to Financial Statements.

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Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65% 06/02/24 (a)(b)	125,000	128,484
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (a)(b)	150,000	157,879
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (a)(b)	150,000	159,630
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88% 10/30/30 (a)(b)	46,000	50,140
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (a)(b)	195,000	211,429
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (a)(b)	432,000	479,339
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (a)(b)	88,000	99,063
Western Midstream Operating LP
5.38% 06/01/21 (a)	166,000	167,396
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (a)(b)	188,000	197,144
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (a)(b)	106,000	120,432

	Principal Amount ($)	Fair Value $
Willis North America Inc.
3.60% 05/15/24 (a)	62,000	67,719
3.88% 09/15/49 (a)	96,000	117,530
WPP Finance 2010
3.75% 09/19/24 (a)	40,000	44,363
WRKCo Inc.
3.00% 09/15/24 (a)	48,000	51,614
Xcel Energy Inc.
3.40% 06/01/30 (a)	115,000	132,145
Zoetis Inc.
3.00% 09/12/27 (a)	17,000	19,030
3.90% 08/20/28 (a)	53,000	62,478

		100,274,991

Non-Agency Collateralized Mortgage Obligations - 8.4%
Banc of America Commercial Mortgage Trust 2015-UBS7
4.36% 09/15/48 (b)	287,000	254,991
Banc of America Commercial Mortgage Trust 2016-UBS10
4.90% 07/15/49 (b)	290,000	273,205
BANK 2017-BNK7
3.18% 09/15/60	2,398,000	2,667,739
BANK 2018-BNK15
4.41% 11/15/61 (b)	1,001,000	1,206,181
BANK 2019-BNK17
4.52% 04/15/52 (b)	122,000	139,791
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.91% 11/15/35 (b)(g)	223,651	223,569
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	460,000	512,474
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	839,000	928,494
CFCRE Commercial Mortgage Trust 2016-C7
4.43% 12/10/54 (b)	286,000	256,491
Citigroup Commercial Mortgage Trust 2015-GC35
4.49% 11/10/48 (b)	287,000	259,949
Citigroup Commercial Mortgage Trust 2015-P1
3.72% 09/15/48	1,403,000	1,576,979
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49	399,397	436,675

See Notes to Schedules of Investments and Notes to Financial Statements.

92	Elfun Income Fund

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	Principal Amount ($)	Fair Value $

Citigroup Commercial Mortgage Trust 2016-P6
4.03% 12/10/49 (b)	336,823	374,094
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (g)	191,000	187,820
COMM 2013-LC13 Mortgage Trust
4.56% 08/10/46 (b)(g)	170,000	183,551
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (b)	240,000	261,935
CSAIL 2015-C3 Commercial Mortgage Trust
4.13% 08/15/48 (b)	213,420	201,998
CSAIL 2016-C7 Commercial Mortgage Trust
4.34% 11/15/49 (b)	477,000	481,376
GS Mortgage Securities Trust 2012-GCJ9
1.93% 11/10/45 (b)(c)	679,866	18,269
GS Mortgage Securities Trust 2014-GC24
4.51% 09/10/47 (b)	382,000	378,719
GS Mortgage Securities Trust 2015-GS1
4.42% 11/10/48 (b)	380,000	331,998
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49	333,000	362,712
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50	767,075	871,893
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (b)	291,000	336,536
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	1,523,000	1,655,681
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	743,000	833,574
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
0.87% 10/25/3 4 (b)	34,796	34,099
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.49% 12/15/47 (b)(c)	569,205	13,006

	Principal Amount ($)	Fair Value $
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04% 07/15/45 (b)	125,000	132,668
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65% 11/15/48 (b)	250,000	203,624
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (c)	1,549	16
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.12% 02/15/46 (b)	399,000	342,470
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88% 03/15/48 (b)(c)	3,330,389	95,035
Morgan Stanley Capital I Trust 2006-IQ11
5.99% 10/15/42 (b)	28,050	27,891
Morgan Stanley Capital I Trust 2016-UBS12
4.03% 12/15/49 (b)	407,000	379,748
UBS Commercial Mortgage Trust 2012-C1
5.57% 05/10/45 (b)(g)	260,000	250,170
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (b)	213,000	245,099
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88% 04/10/46 (b)(g)	955,000	955,151
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	955,000	939,700
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21% 02/15/48 (b)(c)	2,607,040	107,725
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52	175,000	173,549
WFRBS Commercial Mortgage Trust 2012-C10
3.74% 12/15/45	254,000	237,745
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	235,000	254,735
WFRBS Commercial Mortgage Trust 2014-C20
4.38% 05/15/47	383,000	390,481

See Notes to Schedules of Investments and Notes to Financial Statements.

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	Principal Amount ($)	Fair Value $

WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (b)	533,000	580,737

		20,580,343

Sovereign Bonds - 1.2%
Government of Chile
2.55% 01/27/32 (a)	290,000	312,208
3.86% 06/21/47 (a)	200,000	244,314
Government of Colombia
5.00% 06/15/45 (a)	200,000	244,692
Government of Mexico
4.00% 10/02/23 (a)	86,000	94,161
4.75% 03/08/44 (a)	200,000	237,878
Government of Panama
3.16% 01/23/30 (a)	200,000	222,052
3.87% 07/23/60 (a)	200,000	235,772
Government of Peru
1.86% 12/01/32	140,000	141,722
2.78% 12/01/60	230,000	232,597
5.63% 11/18/50 (a)	105,000	165,119
Government of Philippines
3.95% 01/20/40 (a)	200,000	238,250
Government of Qatar
4.82% 03/14/49 (a)(g)	258,000	352,010
Government of Uruguay
5.10% 06/18/50 (a)	105,744	148,109

		2,868,884

Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27% 02/15/50	135,000	191,685
Board of Regents of the University of Texas System
3.35% 08/15/47	115,000	138,086

	Principal Amount ($) or Number of Shares	Fair Value $
Port Authority of New York & New Jersey
4.46% 10/01/62	220,000	292,675
State of California
4.60% 04/01/38	200,000	240,472
State of Illinois
5.10% 06/01/33	95,000	102,240

		965,158

Total Bonds and Notes (Cost $213,762,129)		228,115,031

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85% , 3.09% + 3 month USD LIBOR (Cost $186,475) (b)	7,459	200,274

Total Investments in Securities (Cost $213,948,604)		228,315,305

Short-Term Investments - 12.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $30,523,302) (a)(f)(i)	30,523,302	30,523,302

Total Investments (Cost $244,471,906)		258,838,607

Liabilities in Excess of Other Assets, net - (5.9)%		(14,509,361)

NET ASSETS - 100.0%		244,329,246

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$5,541	5.00%/ Quarterly	06/20/25	$514,209	$(309,096)	$823,305

See Notes to Schedules of Investments and Notes to Financial Statements.

94	Elfun Income Fund

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Schedule of Investments, continued — December 31, 2020

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2021	16	$2,789,071	$2,768,767	$(20,304)
Ultra Long-Term U.S. Treasury Bond Futures	March 2021	30	6,495,370	6,406,875	(88,495)
2 Yr. U.S. Treasury Notes Futures	March 2021	51	11,259,234	11,269,804	10,570

					$(98,229)

The Fund had the following short futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	March 2021	38	$(4,782,984)	$(4,794,234)	$(11,250)
10 Yr. U.S. Treasury Notes Futures	March 2021	42	(5,793,757)	(5,799,281)	(5,524)
10 Yr. U.S. Treasury Ultra Futures	March 2021	52	(8,155,244)	(8,130,687)	24,557

					$7,783

During the period ended December 31, 2020, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swaps	Interest Rate Swaps
Average Notional Value	$—	$36,530	$—	$—	$34,601,124	$19,254,055	$15,447,009	$8,053,363

Notes to Schedule of Investments — December 31, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.
(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to $19,225,665 or 7.87% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.
(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

See Notes to Schedules of Investments and Notes to Financial Statements.

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Schedule of Investments, continued — December 31, 2020

†	Percentages are based on net assets as of December 31, 2020.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities

	U.S. Treasuries	$—	$35,020,355	$—	$35,020,355

	Agency Mortgage Backed	—	61,384,739	—	61,384,739

	Agency Collateralized Mortgage Obligations	—	2,192,373	—	2,192,373

	Asset Backed	—	4,828,188	—	4,828,188

	Corporate Notes	—	100,274,991	—	100,274,991

	Non-Agency Collateralized Mortgage Obligations	—	20,580,343	—	20,580,343

	Sovereign Bonds	—	2,868,884	—	2,868,884

	Municipal Bonds and Notes	—	965,158	—	965,158

	Preferred Stock	200,274	—	—	200,274

	Short-Term Investments	30,523,302	—	—	30,523,302

	Total Investments in Securities	$30,723,576	$228,115,031	$—	$258,838,607

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$823,305	$—	$823,305

	Long Futures Contracts - Unrealized Appreciation	10,570	—	—	10,570

	Long Futures Contracts - Unrealized Depreciation	(108,799)	—	—	(108,799)

	Short Futures Contracts - Unrealized Appreciation	24,557	—	—	24,557

	Short Futures Contracts - Unrealized Depreciation	(16,774)	—	—	(16,774)

	Total Other Financial Instruments	$(90,446)	$823,305	$—	$732,859

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,778,498	$35,778,498	$184,382,925	$189,638,121	$—	$—	30,523,302	$30,523,302	$115,990

See Notes to Schedules of Investments and Notes to Financial Statements.

96	Elfun Income Fund

Elfun Government Money Market Fund

Management’s Discussion of Fund Performance — December 31, 2020 (Unaudited)

The Elfun Government Money Market Fund (the “Fund”) seeks a high level of current income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Daily-Linked 90- Day T-Bill (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 0.32%, and the Index was 0.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Over the course of 2020, the Fund achieved its primary objective of principal preservation and liquidity while generating a market rate of return. The Federal Reserve’s (the “Fed”) multiple rate cuts in response to the COVID-19 crisis was a primary driver of the Fund’s performance during the Reporting Period. The Fed’s rate cuts brought the target interest rate range from 150-175 basis points to 0-25 basis points and money market yields followed accordingly. Throughout the year, the Fed continued to provide support to the markets as the pandemic escalated. Three month Treasury Bills declined from 1.57% at the beginning of the year, reaching a low of -0.13% at the height of March’s crisis before backing up to 0.05% in April, where they stayed through December. Year-end saw a notable absence of the usual funding pressure and liquidity conditions remained robust.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Government Money Market Fund	97

Elfun Government Money Market Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period July 1, 2020	$1,000.00	$1,000.00
End of the Period December 31, 2020	$1,000.00	$1,024.28
Expenses Paid During the Period*	$0.85	$0.87

*

Expenses are equal to the Fund’s annualized expense ratio of 0.17%** (for the period July 1, 2020-December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

98	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Performance Summary — December 31, 2020 (Unaudited)

Sector Allocation

Portfolio composition as a % of Investments of $155,927 (in thousands) on December 31, 2020 (a)(b)

Average Annual Total Return for the Periods Ended December 31, 2020

(Inception date: 6/13/90)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment

Elfun Government Money Market Fund	0.32%	0.90%	0.47%	$10,482

Daily-Linked 90-Day T-Bill	0.38%	1.15%	0.60%	$10,616

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Government Money Market Fund	99

Elfun Government Money Market Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

An investment in the Elfun Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance

Corporation or by any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Fund.

100	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments — December 31, 2020

	Principal Amount ($)	Amortized Cost $

Short-Term Investments - 101.7%†
U.S. Treasuries - 65.3%
U.S. Cash Management Bills
0.09% 03/09/21 -05/25/21 (a)	9,000,000	8,997,403
0.09% 02/18/21 - 06/08/21 (a)(b)	2,000,000	1,999,362
0.10% 02/18/21 (a)(b)	500,000	499,937
0.10% 04/06/21 - 06/01/21 (a)	3,000,000	2,998,942
0.11% 02/18/21 (a)(b)	1,500,000	1,499,785
0.11% 03/09/21 - 04/13/21 (a)	4,000,000	3,999,021
0.12% 03/23/21 - 03/30/21 (a)	1,750,000	1,749,517
0.12% 02/18/21 (a)(b)	1,500,000	1,499,760
U.S. Treasury Bills
0.08% 06/17/21 (a)	750,000	749,711
0.09% 01/12/21 - 06/24/21 (a)	14,375,000	14,370,838
0.09% 04/20/21 (a)(b)	1,000,000	999,737
0.10% 01/21/21 - 07/01/21 (a)	13,910,000	13,907,105
0.10% 04/20/21 (a)(b)	1,500,000	1,499,546
0.11% 01/14/21 - 05/13/21 (a)	10,720,000	10,718,039
0.11% 02/02/21 - 05/06/21 (a)(b)	3,500,000	3,499,175
0.12% 01/05/21 - 04/22/21 (a)	13,250,000	13,247,727
0.13% 01/21/21 - 03/11/21 (a)	3,500,000	3,499,542
0.14% 04/22/21 (a)	1,500,000	1,499,352
0.15% 01/14/21 (a)	1,500,000	1,499,921
0.16% 01/07/21 (a)	750,000	749,980
0.17% 01/28/21 (a)	375,000	374,954
0.18% 02/25/21 (a)	375,000	374,897
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.06%
0.15% 07/31/22 (c)	2,125,000	2,125,048
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.11%
0.21% 04/30/22 (c)	2,375,000	2,377,012
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.12%
0.21% 01/31/21 (c)	400,000	400,005
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.14%
0.23% 04/30/21 (c)	600,000	599,837

	Principal Amount ($)	Amortized Cost $
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.15%
0.25% 01/31/22 (c)	1,500,000	1,501,915
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.22%
0.32% 07/31/21 (c)	1,380,000	1,380,786
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.30%
0.40% 10/31/21 (c)	1,500,000	1,502,898

		100,121,752

U.S. Government Agency Obligations - 19.9%
Federal Farm Credit Banks Funding Corp. 1 month USD LIBOR + 0.01%
0.15% 12/28/21 (c)	176,000	175,991
Federal Farm Credit Banks Funding Corp. 3 month Treasury Money Market Yield + 0.13%
0.23% 02/28/22 (c)	400,000	400,000
Federal Farm Credit Banks Funding Corp. 3 month USD LIBOR - 0.12%
0.10% 07/22/21 (c)	300,000	300,000
Federal Farm Credit Banks Funding Corp. FCPR Daily - 3.03%
0.22% 06/23/21 (c)	700,000	699,966
Federal Farm Credit Banks Funding Corp. SOFR + 0.04%
0.13% 02/09/21 (c)	250,000	250,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.07%
0.16% 11/18/22 (c)	750,000	750,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.08%
0.17% 01/14/21 (c)	200,000	200,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.09%
0.18% 10/07/22 (c)	500,000	500,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.16%
0.25% 05/07/21 (c)	1,100,000	1,100,000
Federal Home Loan Bank Discount Notes
0.07% 01/11/21 (a)	1,000,000	999,981

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	101

Elfun Government Money Market Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Amortized Cost $

Federal Home Loan Banks
0.17% 05/14/21	700,000	699,994
Federal Home Loan Banks SOFR + 0.01%
0.10% 04/23/21 (c)	750,000	750,000
Federal Home Loan Banks SOFR + 0.03%
0.12% 12/27/21 (c)	750,000	750,000
Federal Home Loan Banks SOFR + 0.12%
0.21% 10/13/21 (c)	1,200,000	1,200,000
Federal Home Loan Banks 1 month USD LIBOR - 0.03%
0.12% 01/11/21 - 04/16/21 (c)	1,500,000	1,500,000
Federal Home Loan Banks 1 month USD LIBOR - 0.04%
0.10% 08/03/21 (c)	1,000,000	1,000,000
0.11% 05/26/21 (c)	2,000,000	2,000,000
Federal Home Loan Banks 1 month USD LIBOR - 0.05%
0.10% 02/16/21 (c)	750,000	749,997
Federal Home Loan Banks SOFR + 0.02%
0.11% 02/12/21 - 09/20/21 (c)	3,250,000	3,250,000
Federal Home Loan Banks SOFR + 0.03%
0.12% 02/25/21 (c)	500,000	500,000
Federal Home Loan Banks SOFR + 0.04%
0.13% 02/25/21 - 04/13/21 (c)	2,760,000	2,760,000
Federal Home Loan Banks SOFR + 0.08%
0.17% 03/04/21 (c)	700,000	700,000
Federal Home Loan Banks SOFR + 0.16%
0.25% 01/07/21 (c)	900,000	900,000
Federal Home Loan Banks SOFR + 0.23%
0.32% 04/13/21 (c)	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. SOFR + 0.03%
0.12% 02/24/21 - 02/26/21 (c)	1,800,000	1,800,000
Federal Home Loan Mortgage Corp. SOFR + 0.16%
0.25% 04/20/22 (c)	700,000	700,000

	Principal Amount ($)	Amortized Cost $
Federal Home Loan Mortgage Corp. SOFR + 0.19%
0.28% 06/02/22 (c)	750,000	750,000
Federal Home Loan Mortgage Corp. SOFR + 0.24%
0.33% 07/23/21 (c)	400,000	400,000
Federal Home Loan Mortgage Corp. SOFR + 0.30%
0.39% 10/25/21 (c)	300,000	300,000
Federal National Mortgage Assoc. SOFR + 0.04%
0.13% 01/29/21 (c)	1,500,000	1,500,002
Federal National Mortgage Assoc. SOFR + 0.20%
0.29% 06/15/22 (c)	700,000	700,000
Federal National Mortgage Assoc. SOFR + 0.32%
0.41% 10/22/21 (c)	350,000	350,000
Federal National Mortgage Assoc. SOFR + 0.33%
0.42% 10/15/21 (c)	400,000	400,000
Federal National Mortgage Assoc. SOFR + 0.35%
0.44% 10/15/21 (c)	400,000	400,000

		30,435,931

Repurchase Agreements - 16.5%
BNP Paribas S.A. U.S. Treasury Repo 0.05% dated 12/31/20, to be repurchased at $5,000,000 on 01/04/21, collateralized by $5,100,016 U.S. Treasury Strips, 0.00% maturing from 11/15/36 to 05/15/50.
01/04/21	5,000,000	5,000,000

Citigroup Global Markets, Inc. U.S. Treasury Repo 0.05% dated 12/31/20, to be repurchased at $11,000,000 on 01/04/21, collateralized by $11,264,791 U.S. Treasury Bond, 0.63% to 3.13% maturing from 02/15/43 to 02/15/44.

01/04/21	11,000,000	11,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.

102	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Amortized Cost $

Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 0.06% dated 12/31/20, to be repurchased at $9,369,000 on 01/04/21, collateralized by $9,556,495 U.S. Treasury Bond, 2.50% maturing from 05/15/46.

01/04/21	9,369,000	9,369,000

		25,369,000

Total Short-Term Investments (Cost $155,926,683)		155,926,683

Liabilities in Excess of Other Assets, net - (1.7)%		(2,675,718)

NET ASSETS - 100.0%		153,250,965

Notes to Schedule of Investments — December 31, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(c)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

†	Percentages are based on net assets as of December 31, 2020.

Abbreviations:

FCPR - Federal Reserve Bank Prime Loan Rate

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Government Money Market Fund	Investments in Securities

	U.S. Treasuries	$—	$100,121,752	$—	$100,121,752

	U.S. Government Agency Obligations	—	30,435,931	—	30,435,931

	Repurchase Agreements	—	25,369,000	—	25,369,000

	Total Investments in Securities	$—	$155,926,683	$—	$155,926,683

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	103

Elfun International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date					1/1/88

Net asset value, beginning of period	$23.69	$18.51	$22.68	$18.73	$19.31

Income/(loss) from investment operations:
Net investment income	0.29 (a)	0.43 (a)	0.45 (a)	0.34 (a)	0.41
Net realized and unrealized gains/(losses) on investments	2.86	5.15	(4.16)	3.96	(0.58)

Total income/(loss) from investment operations	3.15	5.58	(3.71)	4.30	(0.17)

Less distributions from:
Net investment income	0.31	0.40	0.46	0.35	0.41

Total distributions	0.31	0.40	0.46	0.35	0.41

Net asset value, end of period	$26.53	$23.69	$18.51	$22.68	$18.73

Total Return(b)	13.31%	30.14%	(16.33)%	22.99%	(0.86)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$201,200	$199,123	$183,982	$237,769	$208,044

Ratios to average net assets:
Net expenses	0.40%	0.38%	0.36%	0.36%	0.37	%(c)(d)
Gross expenses	0.40%	0.38%	0.36%	0.36%	0.43	%(c)(d)
Net investment income	1.31%	2.02%	2.06%	1.64%	2.11%
Portfolio turnover rate	20%	15%	27%	30%	33%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the net and gross ratio would have been 0.40% and 0.47%, respectively.

The accompanying Notes are an integral part of these financial statements.

104	Financial Highlights

Elfun Trusts

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date					5/27/35

Net asset value, beginning of period	$62.16	$50.14	$60.36	$53.23	$54.59

Income/(loss) from investment operations:
Net investment income	0.64 (a)	0.71 (a)	0.74 (a)	0.76 (a)	0.81
Net realized and unrealized gains/(losses) on investments	14.90	17.15	(2.85)	12.88	2.54

Total income/(loss) from investment operations	15.54	17.86	(2.11)	13.65	3.35

Less distributions from:
Net investment income	0.69	0.67	0.76	0.78	0.79
Net realized gains	5.46	5.17	7.35	5.74	3.92

Total distributions	6.15	5.84	8.11	6.52	4.71

Net asset value, end of period	$71.55	$62.16	$50.14	$60.36	$53.23

Total Return(b)	25.07%	35.57%	(3.39)%	25.61%	6.08%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,419,765	$2,979,222	$2,427,667	$2,737,919	$2,331,966

Ratios to average net assets:
Net expenses	0.18%	0.18%	0.19%	0.18%	0.18%
Gross expenses	0.18%	0.18%	0.19%	0.18%	0.18%
Net investment income	0.99%	1.20%	1.17%	1.25%	1.43%
Portfolio turnover rate	25%	17%	18%	16%	15%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	105

Elfun Diversified Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Inception date						1/1/88

Net asset value, beginning of period	$19.54		$17.02	$18.60	$17.91	$17.50

Income/(loss) from investment operations:
Net investment income	0.37	(a)	0.41 (a)	0.42 (a)	0.43 (a)	0.38
Net realized and unrealized gains/(losses) on investments	2.02		2.93	(1.45)	2.32	0.58

Total income/(loss) from investment operations	2.39		3.34	(1.03)	2.75	0.96

Less distributions from:
Net investment income	0.38		0.42	0.43	0.46	0.36
Net realized gains	0.58		0.40	0.12	1.60	0.19

Total distributions	0.96		0.82	0.55	2.06	0.55

Net asset value, end of period	$20.97		$19.54	$17.02	$18.60	$17.91

Total Return(b)	12.23%		19.58%	(5.51)%	15.40%	5.48%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$205,144		$199,011	$181,943	$209,939	$198,938

Ratios to average net assets:
Net expenses	0.31%		0.30%	0.33%	0.40%	0.39	%(c)
Gross expenses	0.31%		0.30%	0.33%	0.40%	0.39	%(c)
Net investment income	1.88%		2.20%	2.26%	2.23%	1.98%
Portfolio turnover rate	56	%(d)	162%	72%	186%	116%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The net and gross expense ratios include the refunded custody expense (See Note 6). Without the effect of the refunded custody expense, the ratios would havebeen 0.45%.
(d)	The portfolio turnover calculated for the period ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 136%.

The accompanying Notes are an integral part of these financial statements.

106	Financial Highlights

Elfun Tax-Exempt Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date					1/1/80

Net asset value, beginning of period	$11.54	$11.19	$11.55	$11.48	$11.88

Income/(loss) from investment operations:
Net investment income	0.37 (a)	0.38 (a)	0.46 (a)	0.46 (a)	0.46
Net realized and unrealized gains/(losses) on investments	0.17	0.41	(0.36)	0.07	(0.40)

Total income from investment operations	0.54	0.79	0.10	0.53	0.06

Less distributions from:
Net investment income	0.41	0.44	0.46	0.46	0.46

Total distributions	0.41	0.44	0.46	0.46	0.46

Net asset value, end of period	$11.67	$11.54	$11.19	$11.55	$11.48

Total Return(b)	4.77%	7.13%	0.90%	4.71%	0.42%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,341,617	$1,377,821	$1,376,980	$1,471,350	$1,495,248

Ratios to average net assets:
Net expenses	0.21%	0.20%	0.21%	0.20%	0.20%
Gross expenses	0.21%	0.20%	0.21%	0.20%	0.20%
Net investment income	3.24%	3.35%	4.06%	4.00%	3.84%
Portfolio turnover rate	41%	25%	18%	26%	31%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	107

Elfun Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Inception date						12/31/84

Net asset value, beginning of period	$11.74		$11.02	$11.44	$11.28	$11.26

Income/(loss) from investment operations:
Net investment income	0.29	(a)	0.32 (a)	0.32 (a)	0.29 (a)	0.30
Net realized and unrealized gains/(losses) on investments	0.63		0.73	(0.41)	0.15	0.09

Total income/(loss) from investment operations	0.92		1.05	(0.09)	0.44	0.39

Less distributions from:
Net investment income	0.34		0.33	0.33	0.28	0.28
Net realized gains	0.07		—	—	—	0.09

Total distributions	0.41		0.33	0.33	0.28	0.37

Net asset value, end of period	$12.25		$11.74	$11.02	$11.44	$11.28

Total Return(b)	8.03%		9.50%	(0.80)%	3.90%	3.52%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$244,329		$233,663	$229,477	$261,189	$276,142

Ratios to average net assets:
Net expenses	0.27%		0.29%	0.34%	0.33%	0.31%
Gross expenses	0.27%		0.29%	0.34%	0.33%	0.31%
Net investment income	2.44%		2.77%	2.88%	2.54%	2.63%
Portfolio turnover rate	108	%(c)	107%	207%	299%	238%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the period ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 255%.

The accompanying Notes are an integral part of these financial statements.

108	Financial Highlights

Elfun Government Money Market Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Inception date						6/13/90

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income/(loss) from investment operations:
Net investment income	0.00	(a)(b)	0.02 (a)	0.02 (a)	0.01 (a)	0.00	(b)

Total income from investment operations	0.00		0.02	0.02	0.01	0.00	(b)

Less distributions from:
Net investment income	0.00	(b)	0.02	0.02	0.01	0.00	(b)
Net realized gains	—		—	—	0.00 (b)	—

Total distributions	0.00	(b)	0.02	0.02	0.01	0.00	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.32%		1.99%	1.55%	0.58%	0.06%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$153,251		$128,561	$104,275	$109,828	$111,339

Ratios to average net assets:
Net expenses	0.19%		0.26%	0.32%	0.34%	0.49	%(d)
Gross expenses	0.25%		0.26%	0.32%	0.34%	0.49	%(d)
Net investment income (loss)	0.30%		1.96%	1.53%	0.56%	(0.11	)%(d)

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Ratio includes income tax expense. Without this expense, the net and gross expense ratios would have been 0.33% and the net investment income ratio would have been 0.05%.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	109

Elfun Funds

Statements of Assets and Liabilities — December 31, 2020

	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in securities, at fair value (cost $128,652,384; $1,670,065,650; $117,307,437; $1,233,321,446; $213,948,604 and $0, respectively)	$196,556,342	$3,369,765,717
Investments in affiliated securities, at fair value (cost $0; $0; $43,644,849; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $304,998; $0; $0 and $130,557,683, respectively)	—	—
Short-term affiliated investments, at fair value	3,980,443	46,140,702
Repurchase agreements	—	—
Cash	—	—
Net cash at broker for futures contracts	71,318	—
Foreign currency (cost $509,503; $0; $33,048; $0; $0 and $0, respectively)	509,511	—
Receivable from Adviser	—	—
Receivable for investments sold	—	11,560,664
Income receivables	677,041	3,397,235
Receivable for fund shares sold	4,958	187,723
Income receivable from affiliated investments	119	1,589
Receivable for accumulated variation margin on swap contracts	—	—
Receivable for accumulated variation margin on futures contracts	30,745	—
Other assets	1,553	25,755

Total assets	201,832,030	3,431,079,385

Liabilities
Distribution payable to shareholders	—	—
Net cash collateral on swap contracts due to broker	—	—
Payable for investments purchased	503,075	10,275,602
Payable for fund shares redeemed	7,237	384,986
Payable for accumulated variation margin on futures contracts	—	—
Payable to the Adviser	35,144	403,369
Payable for custody, fund accounting and sub-administration fees	15,618	69,382
Accrued other expenses	71,336	181,478

Total liabilities	632,410	11,314,817

Net Assets	$201,199,620	$3,419,764,568

Net Assets Consist of:
Capital paid in	$136,631,906	$1,651,521,004
Total distributable earnings (loss)	$64,567,714	$1,768,243,564

Net Assets	$201,199,620	$3,419,764,568

Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	7,584,788	47,795,398
Net asset value, offering and redemption price per share	$26.53	$71.55

The accompanying Notes are an integral part of these financial statements.

110	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$147,499,159	$1,331,123,065	$228,315,305	$—
52,720,030	—	—	—
304,998	—	—	130,557,683
12,286,302	7,432,447	30,523,302	—
—	—	—	25,369,000
28,888	—	94,917	481
46,536	—	93,395	—
36,548	—	—	—
—	—	—	2,150
7,900	—	10,167	—
449,017	15,740,213	1,220,366	—
3,030	184,535	5,349	249,106
770	296	1,260	11,370
168,311	—	521,905	—
—	—	—	—
1,644	11,632	2,054	1,262

213,553,133	1,354,492,188	260,788,020	156,191,052

—	1,146,784	120,308	1,292
161,868	—	506,992	—
8,037,875	11,286,985	15,529,358	2,499,160
87,758	114,293	84,053	381,806
7,795	—	87,780	—
29,054	183,287	33,964	—
8,408	27,835	13,667	8,934
75,886	116,496	82,652	48,895

8,408,644	12,875,680	16,458,774	2,940,087

$205,144,489	$1,341,616,508	$244,329,246	$153,250,965

$163,950,948	$1,281,496,799	$227,969,057	$153,250,945
$41,193,541	$60,119,709	$16,360,189	$20

$205,144,489	$1,341,616,508	$244,329,246	$153,250,965

9,784,622	114,998,052	19,948,402	153,250,946
$20.97	$11.67	$12.25	$1.00

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	111

Elfun Funds

Statements of Operations — For the year ended December 31, 2020

	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$3,415,223	$34,959,574
Interest	—	—
Income from affiliated investments	22,538	274,249
Less: Foreign taxes withheld	(370,903)	(28,666)

Total income	3,066,858	35,205,157

Expenses
Advisory and administration fees	375,267	4,207,992
Blue Sky fees	30,765	37,642
Transfer agent fees	132,365	586,658
Trustees’ fees	19,830	37,744
Custody, fund accounting and sub-administration fees	86,792	394,294
Professional fees	44,725	73,034
Printing and shareholder reports	16,103	59,879
Other expenses	14,817	90,511

Total expenses before waivers	720,664	5,487,754

Fees waived and/or reimbursed by the adviser	—	—

Total expenses	720,664	5,487,754

Net investment income	$2,346,194	$29,717,403

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$6,688,957	$300,529,246
Affiliated investments	—	—
Futures	(71,106)	—
Swap contracts	—	—
Foreign currency transactions	8,805	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	13,080,796	372,773,690
Affiliated investments	—	—
Futures	23,919	—
Swap contracts	—	—
Foreign currency translations	42,857	—

Net realized and unrealized gain (loss) on investments	19,774,228	673,302,936

Net Increase in Net Assets Resulting from Operations	$22,120,422	$703,020,339

The accompanying Notes are an integral part of these financial statements.

112	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$1,288,649	$—	$8,085	$—
1,958,943	46,869,239	6,366,550	722,578
928,922	49,457	115,990	—
(5)	—	(8)	—

4,176,509	46,918,696	6,490,617	722,578

324,557	2,178,301	407,233	144,615
32,623	41,293	39,912	35,729
112,100	247,808	63,881	79,852
19,924	27,651	20,115	19,341
29,651	190,213	44,518	47,742
49,454	56,693	43,184	29,990
22,288	39,234	21,911	11,813
6,336	42,624	7,732	2,991

596,933	2,823,817	648,486	372,073

(6,873)	—	(10,540)	(78,761)

590,060	2,823,817	637,946	293,312

$3,586,449	$44,094,879	$5,852,671	$429,266

$6,811,527	$4,407,456	$7,821,214	$733
263,862	—	—	—
71,233	—	(734,802)	—
(613,141)	—	(2,117,695)	—
681	—	—	—

8,169,177	13,694,428	6,587,826	—
3,961,389	—	—	—
1,426	—	(220,923)	—
302,268	—	1,052,435	—
3,599	—	—	—

18,972,021	18,101,884	12,388,055	733

$22,558,470	$62,196,763	$18,240,726	$429,999

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	113

Elfun Funds

Statements of Changes in Net Assets

	Elfun International Equity Fund		Elfun Trusts
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,346,194	$3,969,147	$29,717,403	$32,932,781
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	6,626,656	(2,878,941)	300,529,246	239,548,391
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	13,147,572	49,826,474	372,773,690	557,369,993

Net increase (decrease) from operations	22,120,422	50,916,680	703,020,339	829,851,165

Distributions to shareholders:
Total distributions	(2,337,004)	(3,308,378)	(274,667,801)	(260,239,907)

Increase (decrease) in assets from operations and distributions	19,783,418	47,608,302	428,352,538	569,611,258

Share transactions:
Proceeds from sale of shares	2,457,542	1,338,896	45,796,196	33,246,104
Value of distributions reinvested	1,985,105	2,803,168	222,501,029	209,686,670
Cost of shares redeemed	(22,149,800)	(36,608,980)	(256,107,578)	(260,989,132)

Net increase (decrease) from share transactions	(17,707,153)	(32,466,916)	12,189,647	(18,056,358)

Total increase (decrease) in net assets	2,076,265	15,141,386	440,542,185	551,554,900

Net Assets
Beginning of year	199,123,355	183,981,969	2,979,222,383	2,427,667,483

End of year	$201,199,620	$199,123,355	$3,419,764,568	$2,979,222,383

Changes in Fund Shares
Shares sold	108,621	61,930	722,453	559,128
Issued for distributions reinvested	75,594	117,978	3,129,850	3,359,088
Shares redeemed	(1,003,180)	(1,714,834)	(3,985,879)	(4,408,014)

Net decrease in fund shares	(818,965)	(1,534,926)	(133,576)	(489,798)

The accompanying Notes are an integral part of these financial statements.

114	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

$3,586,449	$4,244,670	$44,094,879	$46,592,260
6,534,162	4,351,881	4,407,456	2,504,987
12,437,859	25,794,322	13,694,428	46,694,908

22,558,470	34,390,873	62,196,763	95,792,155

(8,960,718)	(8,007,411)	(48,325,050)	(53,093,761)

13,597,752	26,383,462	13,871,713	42,698,394

3,785,727	6,924,567	41,276,872	37,744,180
7,866,484	7,016,606	33,451,744	36,589,427
(19,116,022)	(23,257,310)	(124,804,390)	(116,191,472)

(7,463,811)	(9,316,137)	(50,075,774)	(41,857,865)

6,133,941	17,067,325	(36,204,061)	840,529

199,010,548	181,943,223	1,377,820,569	1,376,980,040

$205,144,489	$199,010,548	$1,341,616,508	$1,377,820,569

195,500	362,413	3,579,983	3,301,456
377,652	358,356	2,898,136	3,188,172
(975,718)	(1,226,639)	(10,850,214)	(10,136,364)

(402,566)	(505,870)	(4,372,095)	(3,646,736)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	115

Elfun Funds

Statements of Changes in Net Assets

	Elfun Income Fund		Elfun Government Money Market Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$5,852,671	$6,465,319	$429,266	$2,279,157
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	4,968,717	5,557,493	733	72
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	7,419,338	9,113,054	—	—

Net increase (decrease) from operations	18,240,726	21,135,866	429,999	2,279,229

Distributions to shareholders:
Total distributions	(8,154,872)	(6,631,821)	(429,266)	(2,279,939)

Increase (decrease) in assets from operations and distributions	10,085,854	14,504,045	733	(710)

Share transactions:
Proceeds from sale of shares	20,105,165	10,978,969	83,804,743	75,378,874
Value of distributions reinvested	6,265,018	5,078,985	411,968	2,130,041
Cost of shares redeemed	(25,789,410)	(26,376,400)	(59,527,146)	(53,222,553)

Net increase (decrease) from share transactions	580,773	(10,318,446)	24,689,565	24,286,362

Total increase (decrease) in net assets	10,666,627	4,185,599	24,690,298	24,285,652

Net Assets
Beginning of year	233,662,619	229,477,020	128,560,667	104,275,015

End of year	$244,329,246	$233,662,619	$153,250,965	$128,560,667

Changes in Fund Shares
Shares sold	1,672,210	949,477	83,804,743	75,378,874
Issued for distributions reinvested	516,439	440,756	411,969	2,130,041
Shares redeemed	(2,150,956)	(2,296,448)	(59,527,146)	(53,222,553)

Net increase (decrease) in fund shares	37,693	(906,215)	24,689,566	24,286,362

The accompanying Notes are an integral part of these financial statements.

116	Statements of Changes in Net Assets

Elfun Funds

Notes to Financial Statements — December 31, 2020

1.	Organization of the Funds

The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

Notes to Financial Statements	117

Elfun Funds

Notes to Financial Statements, continued — December 31, 2020

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in each Fund’s Schedule of Investments.

118	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2020

Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.

Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used

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mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2020, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $25,369,000 and associated collateral equal to $25,921,302.

4.	Derivative Financial Instruments

Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

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During the fiscal year ended December 31, 2020, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk

Credit Default Swaps During the fiscal year ended December 31, 2020, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended December 31, 2020, the Elfun Diversified Fund and Elfun Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

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Options on Exchanged-Traded Futures Contracts Certain Funds may purchase and write options, including options on exchanged-traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

During the fiscal year ended December 31, 2020, the Elfun Diversified Fund and the Elfun Income Fund purchased options in order to manage interest rate risk.

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2020 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$30,745	$—	$30,745
Elfun Diversified Fund
Swap Contracts	—	—	168,311	—	—	168,311
Elfun Income Fund
Swap Contracts	—	—	521,905	—	—	521,905

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun Diversified Fund
Futures Contracts	$—	$—	$—	$7,795	$—	$7,795
Elfun Income Fund
Futures Contracts	$87,780	$—	$—	$—	$—	$87,780

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Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$(71,106)	$—	$(71,106)
Elfun Diversified Fund
Futures Contracts	$(6,865)	$—	$—	$78,098	$—	$71,233
Swap Contracts	(252,804)	—	(360,337)	—	—	(613,141)
Purchased Option Contracts(a)	51,669	—	—	—	—	51,669
Elfun Income Fund
Futures Contracts	$(734,802)	$—	$—	$—	$—	$(734,802)
Swap Contracts	(997,403)	—	(1,120,292)	—	—	(2,117,695)
Purchased Option Contracts(a)	172,832	—	—	—	—	172,832

(a)	Purchased options are included in net realized gain (loss) on investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$23,919	$—	$23,919
Elfun Diversified Fund
Futures Contracts	$(19,792)	$—	$—	$21,218	$—	$1,426
Swap Contracts	138,528	—	163,740	—	—	302,268
Elfun Income Fund
Futures Contracts	$(220,923)	$—	$—	$—	$—	$(220,923)
Swap Contracts	536,751	—	515,684	—	—	1,052,435

5.	Fees and Transactions with Affiliates

Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Management Fee

Elfun International Equity Fund	0.21%

Elfun Trusts	0.14%

Elfun Diversified Fund	0.17%

Elfun Tax-Exempt Income Fund	0.16%

Elfun Income Fund	0.17%

Elfun Government Money Market Fund	0.10%

SSGA FM is contractually obligated until April 30, 2021 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2021 except with approval of the Board.

Amounts waived or reimbursed are included in the respective Statement of Operations.

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Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. Reimbursement payments by the Elfun Government Money Market Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. Fees reduced or expenses reimbursed for the Elfun Government Money Market Fund by the Service Providers in connection with the Voluntary Reduction for the fiscal year ended December 31, 2020 were $78,761. This amount is subject to recoupment by the Service Providers until December 31, 2023.

Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.

Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2020 are disclosed in the Schedules of Investments.

6.	Trustees’ Fees

The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2020 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$33,980,701	$49,409,217
Elfun Trusts	—	—	734,622,962	930,964,507
Elfun Diversified Fund	200,163,203	213,028,246	48,087,996	44,871,144
Elfun Tax-Exempt Income Fund	—	—	547,690,453	578,482,462
Elfun Income Fund	480,622,886	525,675,449	92,126,853	56,707,224

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for

124	Notes to Financial Statements

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a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currency gains and losses, corporate actions, paydown losses, futures contracts, swap contracts, straddle loss deferrals, capital gain taxes, return of capital adjustments, premium amortization and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Elfun International Equity Fund	$—	$2,337,004	$—	$—	$2,337,004
Elfun Trusts	—	64,128,127	210,539,674	—	274,667,801
Elfun Diversified Fund	—	4,826,414	4,134,304	—	8,960,718
Elfun Tax-Exempt Income Fund	48,053,923	271,127	—	—	48,325,050
Elfun Income Fund	—	8,154,872	—	—	8,154,872
Elfun Government Money Market Fund	—	429,266	—	—	429,266

The tax character of distributions paid during the fiscal year ended December 31, 2019, was as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Elfun International Equity Fund	$—	$3,308,378	$—	$—	$3,308,378
Elfun Trusts	—	43,174,602	217,065,305	—	260,239,907
Elfun Diversified Fund	—	5,574,026	2,433,385	—	8,007,411
Elfun Tax-Exempt Income Fund	52,554,575	539,186	—	—	53,093,761
Elfun Income Fund	—	6,631,821	—	—	6,631,821
Elfun Government Money Market Fund	—	2,279,939	—	—	2,279,939

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
Elfun International Equity Fund	$664,653	$—	$(2,908,585)	$—	$66,811,646	$—	$64,567,714
Elfun Trusts	2,381,586	—	—	66,234,289	1,699,627,688	—	1,768,243,563
Elfun Diversified Fund	1,211,035	—	—	1,377,416	39,084,170	—	41,672,621
Elfun Tax-Exempt Income Fund	—	62,804	(15,557,774)	—	75,614,679	—	60,119,709
Elfun Income Fund	3,017,847	—	—	101,962	13,240,377	—	16,360,186
Elfun Government Money Market Fund	20	—	—	—	—	—	20

As of December 31, 2020, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

Fund	Non-Expiring Short Term	Non-Expiring Long Term
Elfun International Equity Fund	$2,684,153	$224,432
Elfun Tax-Exempt Income Fund	13,130,700	2,427,074

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As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$133,805,477	$70,452,634	$3,690,618	$66,762,016
Elfun Trusts	1,716,278,731	1,765,356,347	65,728,659	1,699,627,688
Elfun Diversified Fund	173,985,871	43,030,489	3,950,167	39,080,322
Elfun Tax-Exempt Income Fund	1,262,940,833	77,416,072	1,801,393	75,614,679
Elfun Income Fund	244,416,014	15,817,900	662,448	15,155,452
Elfun Government Money Market Fund	155,926,683	—	—	—

9.	Line of Credit

The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of December 31, 2020.

10.	Risks

Concentration Risk As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.

Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic

126	Notes to Financial Statements

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growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

11.	New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	127

Elfun Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at December 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 26, 2021

128	Report of Independent Registered Public Accounting Firm

Elfun Funds

Tax Information — December 31, 2020 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2020.

Dividends Received Deduction

The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2020 is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long Term Capital Gains Distributions

Long term capital gains dividends were paid from Elfun Trusts and Elfun Diversified Fund during the year ended December 31, 2020 in the amounts of $210,539,674 and $4,134,304, respectively.

Foreign Tax Credit

The Elfun International Equity Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2020, the total amount of foreign taxes that will be passed through are $296,442 for the Elfun International Equity Fund.

The amount of foreign source income earned on the Elfun International Equity Fund during the year ended December 31, 2020 was $3,417,271.

Tax-Exempt Income

For the fiscal year ended December 31, 2020, the following Fund hereby designates as exempt-interest dividends the amounts set forth, or the amount ultimately treated as exempt-interest dividends:

Gross amount
Elfun Tax-Exempt Income Fund	$48,053,923

Tax Information	129

Elfun Funds

Other Information — December 31, 2020 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds, excluding the Elfun Government Money Market Fund, have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

130	Other Information

Elfun Funds

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 12/18	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.(1992 – 2017); Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Until successor is elected and qualified Appointed: 4/16 Elected: 6/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 12/18	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	65	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Other Information	131

Elfun Funds

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019.

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 12/18	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 6/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None

132	Other Information

Elfun Funds

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEES(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Until successor is elected and qualified Elected: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	65	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Trustee	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Funds (“Interested Trustees”).
(2)	Ms. Needham and Ms. La Porta are Interested Trustees because of their employment by SSGA FM, an affiliate of the Funds.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

Other Information	133

Elfun Funds

Other Information, continued — December 31, 2020 (Unaudited)

The following lists the principal officers for the Funds, as well as their mailing addresses and ages, positions with the Funds and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Trustee	Term: Indefinite Elected: 7/16	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 7/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 7/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 7/16	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 9/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

134	Other Information

Elfun Funds

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	135

Trustees

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Richard D. Shirk

Rina K. Spence

Michael A. Jessee

Ellen M. Needham

Jeanne M. La Porta

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David Lancaster, Assistant Treasurer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2.     Code of Ethics.

As of the end of the period covered by this report, the Elfun Income Fund (the “Fund,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.     Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4.     Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by E&Y in connection with the Registrant’s statutory and regulatory filings and engagements were $32,106 and $32,930, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees billed by E&Y for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended December 31, 2020 and December 31, 2019 were $7,712 and $7,910, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Registrant, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s Audit Committee were approximately $7,019,005 and $6,939,666, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Fund’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate non-audit fees billed by E&Y for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $36,534,447 and $35,152,927 respectively.

(h)

E&Y notified the Fund’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.     Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11.     Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.     Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 5, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 5, 2021